UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Computers Portfolio

November 30, 2017

COM-QTLY-0118
1.810671.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Electronic Equipment & Components - 5.0%
Technology Distributors - 5.0%
Dell Technologies, Inc. (a)	349,601	$27,352,782
Household Durables - 13.2%
Consumer Electronics - 13.2%
Sony Corp.	1,536,447	71,913,044
Internet Software & Services - 9.3%
Internet Software & Services - 9.3%
Alphabet, Inc.:
Class A (a)	22,627	23,445,419
Class C (a)	1,957	1,998,899
Facebook, Inc. Class A (a)	141,711	25,108,355
		50,552,673
IT Services - 4.2%
Data Processing & Outsourced Services - 4.2%
MasterCard, Inc. Class A	36,500	5,492,155
PayPal Holdings, Inc. (a)	128,722	9,748,117
Visa, Inc. Class A	67,200	7,566,048
		22,806,320
Semiconductors & Semiconductor Equipment - 7.3%
Semiconductor Equipment - 1.6%
ASML Holding NV	48,966	8,594,512
Semiconductors - 5.7%
Mellanox Technologies Ltd. (a)	145,721	8,612,111
Qorvo, Inc. (a)	34,375	2,632,438
Qualcomm, Inc.	297,669	19,747,361
		30,991,910

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		39,586,422

Technology Hardware, Storage & Peripherals - 60.6%
Technology Hardware, Storage & Peripherals - 60.6%
Apple, Inc.	766,918	131,794,857
Canon, Inc.	110,000	4,219,119
Cray, Inc. (a)	32,729	744,585
Eastman Kodak Co. (a)(b)	752,189	2,482,224
Hewlett Packard Enterprise Co.	593,069	8,273,313
HP, Inc.	1,222,053	26,213,037
Lenovo Group Ltd.	2,016,000	1,146,078
NCR Corp. (a)	124,104	3,883,214
NetApp, Inc.	474,462	26,811,848
Quanta Computer, Inc.	9,399,071	19,252,052
Samsung Electronics Co. Ltd.	31,324	73,142,174
Seagate Technology LLC	188,041	7,250,861
Western Digital Corp.	243,405	19,194,918
Xerox Corp.	160,869	4,771,375
		329,179,655
TOTAL COMMON STOCKS
(Cost $329,094,127)		541,390,896

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.13% (c)	7,323,062	7,324,526
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	591,772	591,831
TOTAL MONEY MARKET FUNDS
(Cost $7,916,357)		7,916,357
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $337,010,484)		549,307,253
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(5,609,985)
NET ASSETS - 100%		$543,697,268

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,228
Fidelity Securities Lending Cash Central Fund	67,230
Total	$113,458

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$541,390,896	$465,258,733	$76,132,163	$--
Money Market Funds	7,916,357	7,916,357	--	--
Total Investments in Securities:	$549,307,253	$473,175,090	$76,132,163	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Semiconductors Portfolio

November 30, 2017

ELE-QTLY-0118
1.810682.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Communications Equipment - 1.3%
Communications Equipment - 1.3%
CommScope Holding Co., Inc. (a)	396,400	$14,266,436
F5 Networks, Inc. (a)	89,200	11,970,640
Finisar Corp. (a)	761,200	15,231,612
Infinera Corp. (a)	858,000	6,211,920
		47,680,608
Diversified Financial Services - 0.8%
Other Diversified Financial Services - 0.8%
Quantenna Communications, Inc. (a)(b)(c)	2,372,656	29,017,583
Electronic Equipment & Components - 3.9%
Electronic Manufacturing Services - 2.2%
Benchmark Electronics, Inc. (a)	117,600	3,586,800
Celestica, Inc. (a)	507,100	5,496,964
Flextronics International Ltd. (a)	787,000	14,221,090
Jabil, Inc.	1,104,237	31,857,237
Park Electrochemical Corp.	181,033	3,457,730
TTM Technologies, Inc. (a)	1,273,898	20,802,754
		79,422,575
Technology Distributors - 1.7%
Avnet, Inc.	1,412,521	58,492,495
Tech Data Corp. (a)	33,610	3,250,087
		61,742,582

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		141,165,157

Internet Software & Services - 2.5%
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	254,700	14,207,166
Alphabet, Inc. Class A (a)	70,750	73,309,028
SecureWorks Corp. (a)	113,342	1,113,018
		88,629,212
IT Services - 0.5%
Data Processing & Outsourced Services - 0.4%
EVERTEC, Inc.	940,700	13,075,730
IT Consulting & Other Services - 0.1%
IBM Corp.	29,700	4,572,909

TOTAL IT SERVICES		17,648,639

Semiconductors & Semiconductor Equipment - 83.6%
Semiconductor Equipment - 2.5%
Amkor Technology, Inc. (a)	482,000	5,094,740
Applied Materials, Inc.	388,000	20,474,760
Experi Corp.	557,823	10,765,984
Lam Research Corp.	67,773	13,034,781
PDF Solutions, Inc. (a)	816,320	14,767,229
Xcerra Corp. (a)	2,543,900	25,210,049
		89,347,543
Semiconductors - 81.1%
Acacia Communications, Inc. (a)(b)	584,300	22,600,724
Advanced Micro Devices, Inc. (a)	479,000	5,216,310
Advanced Semiconductor Engineering, Inc. sponsored ADR	796,700	5,186,517
Alpha & Omega Semiconductor Ltd. (a)	421,134	7,416,170
Ambarella, Inc. (a)	6,300	341,901
Analog Devices, Inc.	2,576,806	221,888,765
Broadcom Ltd.	1,387,700	385,697,338
Cavium, Inc. (a)	1,084,673	92,717,848
Cirrus Logic, Inc. (a)	344,800	19,046,752
Cree, Inc. (a)	710,472	25,250,175
Cypress Semiconductor Corp.	2,626,500	42,050,265
Dialog Semiconductor PLC (a)	48,600	1,762,283
Inphi Corp. (a)(b)	1,549,249	63,627,656
Integrated Device Technology, Inc. (a)	682,767	20,544,459
Intel Corp.	10,535,571	472,415,002
Lattice Semiconductor Corp. (a)	2,403,500	14,108,545
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	1,914,300	62,387,037
Marvell Technology Group Ltd.	6,481,596	144,798,855
Maxim Integrated Products, Inc.	1,342,425	70,249,100
MaxLinear, Inc. Class A (a)	1,837,555	48,529,828
Mellanox Technologies Ltd. (a)	321,900	19,024,290
Microchip Technology, Inc.	947,100	82,388,229
Micron Technology, Inc. (a)	4,875,640	206,678,380
Microsemi Corp. (a)	246,700	13,038,095
NVIDIA Corp.	878,692	176,362,271
O2Micro International Ltd. sponsored ADR (a)	232,843	428,431
ON Semiconductor Corp. (a)	5,173,546	103,884,804
Qorvo, Inc. (a)	628,928	48,163,306
Qualcomm, Inc.	6,389,984	423,911,539
Sanken Electric Co. Ltd.	1,449,000	8,755,728
Semtech Corp. (a)	1,945,236	66,235,286
Sequans Communications SA ADR (a)(b)	795,100	1,478,886
Synaptics, Inc. (a)	336,500	12,699,510
Texas Instruments, Inc.	202,700	19,720,683
United Microelectronics Corp. sponsored ADR (b)	2,133,200	5,439,660
		2,914,044,628

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,003,392,171

Software - 0.4%
Application Software - 0.2%
Citrix Systems, Inc. (a)	79,800	6,992,874
Systems Software - 0.2%
Symantec Corp.	168,400	4,878,548

TOTAL SOFTWARE		11,871,422

Technology Hardware, Storage & Peripherals - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Hewlett Packard Enterprise Co.	420,000	5,859,000
Lenovo Group Ltd.	11,214,000	6,375,058
Samsung Electronics Co. Ltd.	11,880	27,740,041
Super Micro Computer, Inc. (a)	585,900	12,919,095
Western Digital Corp.	251,900	19,864,834
		72,758,028
TOTAL COMMON STOCKS
(Cost $2,525,035,714)		3,412,162,820
	Principal Amount	Value

Convertible Bonds - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
Synaptics, Inc. 0.5% 6/15/22(d)
(Cost $4,222,735)	4,650,000	4,228,594
	Shares	Value

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 1.13% (e)	163,743,062	163,775,811
Fidelity Securities Lending Cash Central Fund 1.13% (e)(f)	103,922,625	103,933,017
TOTAL MONEY MARKET FUNDS
(Cost $267,696,079)		267,708,828
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $2,796,954,528)		3,684,100,242
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(91,838,828)
NET ASSETS - 100%		$3,592,261,414

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,228,594 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$849,542
Fidelity Securities Lending Cash Central Fund	2,125,688
Total	$2,975,230

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Quantenna Communications, Inc.	$--	$34,553,111	$1,479,206	$--	$(49,409)	$(4,006,913)	$29,017,583
Total	$--	$34,553,111	$1,479,206	$--	$(49,409)	$(4,006,913)	$29,017,583

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,412,162,820	$3,403,407,092	$8,755,728	$--
Convertible Bonds	4,228,594	--	4,228,594	--
Money Market Funds	267,708,828	267,708,828	--	--
Total Investments in Securities:	$3,684,100,242	$3,671,115,920	$12,984,322	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Staples Portfolio

November 30, 2017

FOO-QTLY-0118
1.810694.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Beverages - 25.0%
Brewers - 0.8%
Beijing Yanjing Brewery Co. Ltd. Class A	8,711,200	$7,824,964
China Resources Beer Holdings Co. Ltd.	162,000	444,921
Molson Coors Brewing Co. Class B	138,400	10,809,040
		19,078,925
Distillers & Vintners - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	203,600	44,301,324
Kweichow Moutai Co. Ltd. (A Shares)	13,453	1,283,708
		45,585,032
Soft Drinks - 22.4%
Britvic PLC	511,464	5,568,216
Coca-Cola Bottling Co. Consolidated	90,858	19,598,979
Coca-Cola European Partners PLC	862,353	33,623,143
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	49,955	3,419,919
Coca-Cola HBC AG	58,450	1,872,642
Coca-Cola West Co. Ltd.	100,500	3,824,606
Embotelladora Andina SA Series A sponsored ADR Series A	111,962	2,593,040
Fever-Tree Drinks PLC	127,806	3,370,474
Monster Beverage Corp. (a)	1,431,502	89,712,230
PepsiCo, Inc.	1,384,393	161,309,472
The Coca-Cola Co.	4,911,918	224,818,487
		549,711,208

TOTAL BEVERAGES		614,375,165

Chemicals - 0.2%
Specialty Chemicals - 0.2%
Frutarom Industries Ltd.	70,500	6,212,520
Food & Staples Retailing - 13.5%
Drug Retail - 6.7%
CVS Health Corp.	1,356,203	103,885,150
Rite Aid Corp. (a)(b)	1,582,170	3,180,162
Walgreens Boots Alliance, Inc.	795,424	57,875,050
		164,940,362
Food Distributors - 1.3%
Sysco Corp.	479,300	27,669,989
United Natural Foods, Inc. (a)	106,100	5,094,922
		32,764,911
Food Retail - 1.3%
Kroger Co.	859,770	22,233,652
Sprouts Farmers Market LLC (a)	357,500	8,358,350
		30,592,002
Hypermarkets & Super Centers - 4.2%
Costco Wholesale Corp.	428,800	79,083,584
Wal-Mart Stores, Inc.	236,600	23,004,618
		102,088,202

TOTAL FOOD & STAPLES RETAILING		330,385,477

Food Products - 18.5%
Agricultural Products - 1.4%
Bunge Ltd.	223,635	14,963,418
Darling International, Inc. (a)	636,997	11,434,096
Ingredion, Inc.	51,300	7,104,024
		33,501,538
Packaged Foods & Meats - 17.1%
Amplify Snack Brands, Inc. (a)(b)	1,134,271	6,578,772
Blue Buffalo Pet Products, Inc. (a)(b)	566,367	17,393,131
ConAgra Foods, Inc.	669,245	24,982,916
Danone SA	180,600	15,251,475
JBS SA	4,970,800	12,011,495
Kellogg Co. (b)	514,300	34,026,088
Mondelez International, Inc.	2,164,858	92,959,003
Post Holdings, Inc. (a)	186,100	14,785,645
Snyders-Lance, Inc.	106,713	4,127,659
The Hain Celestial Group, Inc. (a)	767,399	31,540,099
The Hershey Co.	98,300	10,904,419
The J.M. Smucker Co.	379,400	44,264,598
The Kraft Heinz Co.	821,900	66,878,003
The Simply Good Foods Co.	957,113	12,672,176
TreeHouse Foods, Inc. (a)	692,659	31,876,167
		420,251,646

TOTAL FOOD PRODUCTS		453,753,184

Hotels, Restaurants & Leisure - 0.9%
Restaurants - 0.9%
U.S. Foods Holding Corp. (a)	789,716	22,996,530
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	50,200	1,554,694
Household Products - 15.4%
Household Products - 15.4%
Colgate-Palmolive Co.	790,443	57,267,595
Essity AB Class B	1,055,600	30,655,584
Procter & Gamble Co.	2,548,950	229,380,012
Reckitt Benckiser Group PLC	69,400	6,091,758
Spectrum Brands Holdings, Inc. (b)	470,700	54,074,016
		377,468,965
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. (a)	10,400	12,238,200
Paper & Forest Products - 0.3%
Forest Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	645,700	6,298,139
Personal Products - 9.0%
Personal Products - 9.0%
Avon Products, Inc. (a)	12,516,135	24,781,947
Coty, Inc. Class A (b)	4,221,797	72,741,562
Edgewell Personal Care Co. (a)	9,741	564,881
Estee Lauder Companies, Inc. Class A	282,392	35,250,993
Herbalife Ltd. (a)	289,810	20,327,273
Ontex Group NV	200,900	6,776,696
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,048,400	60,460,102
		220,903,454
Tobacco - 14.1%
Tobacco - 14.1%
Altria Group, Inc.	1,455,845	98,749,966
British American Tobacco PLC sponsored ADR	847,526	53,928,079
Japan Tobacco, Inc.	77,400	2,563,354
Philip Morris International, Inc.	1,850,807	190,170,419
		345,411,818
TOTAL COMMON STOCKS
(Cost $2,017,421,681)		2,391,598,146

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 1.13% (c)	76,406,266	76,421,548
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	107,572,250	107,583,008
TOTAL MONEY MARKET FUNDS
(Cost $184,004,556)		184,004,556
TOTAL INVESTMENT IN SECURITIES - 105.0%
(Cost $2,201,426,237)		2,575,602,702
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(123,179,762)
NET ASSETS - 100%		$2,452,422,940

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$373,564
Fidelity Securities Lending Cash Central Fund	4,523,461
Total	$4,897,025

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,391,598,146	$2,303,406,851	$88,191,295	$--
Money Market Funds	184,004,556	184,004,556	--	--
Total Investments in Securities:	$2,575,602,702	$2,487,411,407	$88,191,295	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Software and IT Services Portfolio

November 30, 2017

SOF-QTLY-0118
1.810708.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Communications Equipment - 0.7%
Communications Equipment - 0.7%
Cisco Systems, Inc.	361,100	$13,469,030
F5 Networks, Inc. (a)	162,600	21,820,920
		35,289,950
Electronic Equipment & Components - 0.8%
Technology Distributors - 0.8%
Dell Technologies, Inc. (a)	491,300	38,439,312
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Inovalon Holdings, Inc. Class A (a)(b)	462,900	7,360,110
Internet & Direct Marketing Retail - 0.9%
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	22,100	26,006,175
TripAdvisor, Inc. (a)	554,000	19,179,480
		45,185,655
Internet Software & Services - 37.6%
Internet Software & Services - 37.6%
Actua Corp. (a)	345,589	5,356,630
Akamai Technologies, Inc. (a)	2,580,800	143,957,024
Alphabet, Inc.:
Class A (a)	411,500	426,383,955
Class C (a)	520,860	532,011,613
Bazaarvoice, Inc. (a)	1,417,100	7,723,195
Facebook, Inc. Class A (a)	3,223,200	571,086,576
Mix Telematics Ltd.	24,540,375	11,057,931
New Relic, Inc. (a)	358,000	20,148,240
NIC, Inc.	2,081,500	34,552,900
Pandora Media, Inc. (a)(b)	1,595,600	7,978,000
SecureWorks Corp. (a)	216,511	2,126,138
Shutterstock, Inc. (a)(b)	701,600	29,810,984
SPS Commerce, Inc. (a)	718,000	36,230,280
Twilio, Inc. Class A (a)(b)	798,400	21,285,344
Twitter, Inc. (a)	893,700	18,392,346
		1,868,101,156
IT Services - 21.3%
Data Processing & Outsourced Services - 15.8%
Alliance Data Systems Corp.	283,600	67,856,972
EVERTEC, Inc.	418,700	5,819,930
Fidelity National Information Services, Inc.	463,500	43,721,955
FleetCor Technologies, Inc. (a)	482,100	87,679,527
Global Payments, Inc.	237,800	23,913,168
MasterCard, Inc. Class A	862,300	129,750,281
PayPal Holdings, Inc. (a)	1,600,600	121,213,438
Sabre Corp.	958,600	19,085,726
The Western Union Co.	931,100	18,333,359
Total System Services, Inc.	705,000	52,423,800
Visa, Inc. Class A	1,915,820	215,702,174
		785,500,330
IT Consulting & Other Services - 5.5%
Accenture PLC Class A	73,500	10,878,735
Cognizant Technology Solutions Corp. Class A	1,576,600	113,956,648
Conduent, Inc.	962,500	14,687,750
CSRA, Inc.	870,800	25,192,244
IBM Corp.	721,900	111,150,943
		275,866,320

TOTAL IT SERVICES		1,061,366,650

Semiconductors & Semiconductor Equipment - 1.5%
Semiconductors - 1.5%
Qualcomm, Inc.	1,147,800	76,145,052
Software - 34.0%
Application Software - 14.6%
Adobe Systems, Inc. (a)	1,200,100	217,782,147
Autodesk, Inc. (a)	337,800	37,056,660
Citrix Systems, Inc. (a)	684,450	59,978,354
Deem, Inc. (a)(c)(d)	124,895	23,730
Micro Focus International PLC	850,500	28,628,881
MobileIron, Inc. (a)	717,511	2,798,293
Monotype Imaging Holdings, Inc.	1,478,300	37,253,160
Paylocity Holding Corp. (a)	404,600	18,668,244
RingCentral, Inc. (a)	107,000	5,045,050
Salesforce.com, Inc. (a)	1,591,626	166,038,424
Synchronoss Technologies, Inc. (a)(b)	256,000	2,570,240
Ultimate Software Group, Inc. (a)	280,600	59,215,018
Workday, Inc. Class A (a)	668,300	68,834,900
Zendesk, Inc. (a)	604,800	20,327,328
		724,220,429
Home Entertainment Software - 2.3%
Activision Blizzard, Inc.	695,900	43,424,160
Electronic Arts, Inc. (a)	676,900	71,988,315
		115,412,475
Systems Software - 17.1%
Microsoft Corp.	8,463,200	712,347,542
Oracle Corp.	859,300	42,157,258
Red Hat, Inc. (a)	405,100	51,350,476
Symantec Corp.	1,259,100	36,476,127
Tableau Software, Inc. (a)	98,900	6,952,670
		849,284,073

TOTAL SOFTWARE		1,688,916,977

TOTAL COMMON STOCKS
(Cost $2,647,877,866)		4,820,804,862

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.13% (e)	155,281,966	155,313,022
Fidelity Securities Lending Cash Central Fund 1.13% (e)(f)	25,487,880	25,490,429
TOTAL MONEY MARKET FUNDS
(Cost $180,790,945)		180,803,451
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,828,668,811)		5,001,608,313
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(26,822,968)
NET ASSETS - 100%		$4,974,785,345

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,730 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Deem, Inc.	10/3/16	$8,064,516

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,014,756
Fidelity Securities Lending Cash Central Fund	448,629
Total	$1,463,385

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,820,804,862	$4,820,781,132	$--	$23,730
Money Market Funds	180,803,451	180,803,451	--	--
Total Investments in Securities:	$5,001,608,313	$5,001,584,583	$--	$23,730

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Air Transportation Portfolio

November 30, 2017

AIR-QTLY-0118
1.810665.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Aerospace & Defense - 31.4%
Aerospace & Defense - 31.4%
Astronics Corp. (a)	109,600	$4,547,304
Astronics Corp. Class B (a)	4,755	197,142
CAE, Inc.	182,500	3,222,377
Hexcel Corp.	177,300	10,992,600
Moog, Inc. Class A (a)	158,400	13,323,024
Rockwell Collins, Inc.	188,700	24,966,897
Spirit AeroSystems Holdings, Inc. Class A	223,200	18,804,600
Textron, Inc.	65,900	3,671,289
The Boeing Co.	27,600	7,639,680
TransDigm Group, Inc.	45,300	12,855,687
United Technologies Corp.	197,800	24,022,810
		124,243,410
Air Freight & Logistics - 27.6%
Air Freight & Logistics - 27.6%
Air Transport Services Group, Inc. (a)	295,400	7,163,450
Atlas Air Worldwide Holdings, Inc. (a)	105,400	6,086,850
C.H. Robinson Worldwide, Inc. (b)	93,600	8,110,440
Expeditors International of Washington, Inc.	387,500	25,102,250
FedEx Corp.	52,500	12,151,650
Forward Air Corp.	108,050	6,148,045
United Parcel Service, Inc. Class B	366,000	44,450,700
		109,213,385
Airlines - 34.5%
Airlines - 34.5%
Air Canada (a)	277,800	5,294,812
Alaska Air Group, Inc.	209,000	14,456,530
Allegiant Travel Co.	4,600	699,200
American Airlines Group, Inc.	287,900	14,536,071
Dart Group PLC	99,486	943,832
Delta Air Lines, Inc.	711,102	37,631,518
Hawaiian Holdings, Inc.	127,100	5,484,365
JetBlue Airways Corp. (a)	234,000	5,023,980
SkyWest, Inc.	213,200	11,097,060
Southwest Airlines Co.	582,500	35,340,275
Spirit Airlines, Inc. (a)	29,800	1,270,374
United Continental Holdings, Inc. (a)	79,500	5,033,940
		136,811,957
Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
Gogo, Inc. (a)(b)	161,300	1,775,913
Stamps.com, Inc. (a)	12,400	2,088,160
		3,864,073
Machinery - 0.4%
Industrial Machinery - 0.4%
Global Brass & Copper Holdings, Inc.	27,387	947,590
Park-Ohio Holdings Corp.	17,890	831,885
		1,779,475
Road & Rail - 1.8%
Railroads - 1.8%
Genesee & Wyoming, Inc. Class A (a)	17,400	1,371,468
Norfolk Southern Corp.	35,300	4,893,639
Union Pacific Corp.	8,200	1,037,300
		7,302,407
Trading Companies & Distributors - 0.3%
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	29,100	1,076,118
TOTAL COMMON STOCKS
(Cost $268,669,276)		384,290,825

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 1.13% (c)	13,817,803	13,820,567
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	8,118,126	8,118,938
TOTAL MONEY MARKET FUNDS
(Cost $21,939,223)		21,939,505
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $290,608,499)		406,230,330
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(10,177,852)
NET ASSETS - 100%		$396,052,478

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$91,123
Fidelity Securities Lending Cash Central Fund	7,595
Total	$98,718

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Portfolio

November 30, 2017

ENE-QTLY-0118
1.810683.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Chemicals - 2.0%
Commodity Chemicals - 2.0%
LG Chemical Ltd.	15,059	$5,779,757
LyondellBasell Industries NV Class A	300,100	31,420,470
		37,200,227
Energy Equipment & Services - 14.4%
Oil & Gas Drilling - 2.1%
Nabors Industries Ltd.	2,061,200	12,449,648
Odfjell Drilling A/S (a)	1,434,080	6,188,326
Shelf Drilling Ltd. (b)(c)	1,791,500	13,889,350
Trinidad Drilling Ltd. (a)	2,073,500	2,507,197
Xtreme Drilling & Coil Services Corp. (a)	2,214,500	3,776,228
		38,810,749
Oil & Gas Equipment & Services - 12.3%
Baker Hughes, a GE Co. Class A	1,195,600	35,545,188
C&J Energy Services, Inc.	110,200	3,444,852
Dril-Quip, Inc. (a)	325,553	15,610,266
Frank's International NV (d)	880,900	5,488,007
Halliburton Co.	2,288,200	95,600,996
NCS Multistage Holdings, Inc.	530,300	8,909,040
Newpark Resources, Inc. (a)	1,693,302	14,985,723
Oceaneering International, Inc.	530,827	10,372,360
RigNet, Inc. (a)	530,671	8,543,803
Schlumberger Ltd.	435,558	27,374,820
Smart Sand, Inc. (d)	287,100	2,288,187
Tesco Corp. (a)	410,200	1,661,310
TETRA Technologies, Inc. (a)	946,900	3,806,538
Total Energy Services, Inc.	94,100	1,115,940
		234,747,030

TOTAL ENERGY EQUIPMENT & SERVICES		273,557,779

Gas Utilities - 0.5%
Gas Utilities - 0.5%
Indraprastha Gas Ltd.	1,880,355	9,522,778
Machinery - 0.5%
Industrial Machinery - 0.5%
ProPetro Holding Corp.	561,200	10,533,724
Oil, Gas & Consumable Fuels - 81.9%
Integrated Oil & Gas - 15.5%
Chevron Corp.	1,119,823	133,247,739
Exxon Mobil Corp.	1,087,848	90,606,860
Occidental Petroleum Corp.	551,000	38,845,500
Suncor Energy, Inc.	921,300	31,956,110
		294,656,209
Oil & Gas Exploration & Production - 51.2%
Anadarko Petroleum Corp.	495,015	23,805,271
Cabot Oil & Gas Corp.	1,522,900	44,087,955
Callon Petroleum Co. (a)	2,550,900	28,161,936
Centennial Resource Development, Inc.:
Class A (a)	115,200	2,337,408
Class A (a)(d)	809,900	16,432,871
Cimarex Energy Co.	407,045	47,261,995
Concho Resources, Inc. (a)	291,600	40,783,176
ConocoPhillips Co.	368,900	18,769,632
Continental Resources, Inc. (a)	917,200	43,411,076
Devon Energy Corp.	1,320,600	50,882,718
Diamondback Energy, Inc. (a)	963,800	105,352,978
Encana Corp.	3,316,200	39,249,990
EOG Resources, Inc.	1,389,164	142,139,261
Extraction Oil & Gas, Inc. (a)(d)	1,133,140	17,065,088
Hess Corp.	248,800	11,414,944
Jagged Peak Energy, Inc. (d)	149,300	2,266,374
Lilis Energy, Inc. (a)(d)	445,991	2,207,655
Marathon Oil Corp.	447,400	6,639,416
Matador Resources Co. (a)	532,677	15,234,562
Murphy Oil Corp.	166,400	4,650,880
Newfield Exploration Co. (a)	1,394,700	43,138,071
Parsley Energy, Inc. Class A (a)	1,818,600	48,847,596
PDC Energy, Inc. (a)	450,151	20,684,438
Pioneer Natural Resources Co.	519,599	81,078,228
PrairieSky Royalty Ltd. (d)	188,900	4,943,041
Range Resources Corp.	194,300	3,501,286
Resolute Energy Corp. (a)(d)	196,375	5,875,540
Ring Energy, Inc. (a)	570,422	8,088,584
RSP Permian, Inc. (a)	1,532,100	56,274,033
Viper Energy Partners LP	846,100	17,751,178
WPX Energy, Inc. (a)	1,752,000	22,197,840
		974,535,021
Oil & Gas Refining & Marketing - 7.7%
Andeavor	167,200	17,634,584
Delek U.S. Holdings, Inc.	1,416,455	47,054,635
Phillips 66 Co.	678,573	66,201,582
Pilipinas Shell Petroleum Corp.	3,083,480	3,544,120
Reliance Industries Ltd.	877,051	12,532,894
		146,967,815
Oil & Gas Storage & Transport - 7.5%
Cheniere Energy, Inc. (a)	352,000	17,008,640
Enterprise Products Partners LP	838,500	20,652,255
GasLog Partners LP	267,500	5,911,750
Gener8 Maritime, Inc. (a)	2,436,475	11,085,961
Golar LNG Ltd. (d)	424,400	10,486,924
Noble Midstream Partners LP	274,027	13,550,635
Noble Midstream Partners LP (e)	101,027	4,995,785
Plains GP Holdings LP Class A	196,900	4,054,171
Teekay LNG Partners LP	163,000	2,942,150
The Williams Companies, Inc.	1,772,300	51,485,315
		142,173,586

TOTAL OIL, GAS & CONSUMABLE FUELS		1,558,332,631

TOTAL COMMON STOCKS
(Cost $1,645,871,135)		1,889,147,139

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.13% (f)	15,682,748	15,685,884
Fidelity Securities Lending Cash Central Fund 1.13% (f)(g)	38,121,846	38,125,658
TOTAL MONEY MARKET FUNDS
(Cost $53,810,930)		53,811,542
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $1,699,682,065)		1,942,958,681
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(40,367,890)
NET ASSETS - 100%		$1,902,590,791

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,889,350 or 0.7% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,995,785 or 0.3% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$4,086,542

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$90,732
Fidelity Securities Lending Cash Central Fund	254,055
Total	$344,787

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,889,147,139	$1,871,713,669	$3,544,120	$13,889,350
Money Market Funds	53,811,542	53,811,542	--	--
Total Investments in Securities:	$1,942,958,681	$1,925,525,211	$3,544,120	$13,889,350

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Leisure Portfolio

November 30, 2017

LEI-QTLY-0118
1.810675.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Diversified Consumer Services - 2.2%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	6,600	$560,076
Specialized Consumer Services - 2.1%
Service Corp. International	146,300	5,405,785
ServiceMaster Global Holdings, Inc. (a)	107,834	5,270,926
		10,676,711

TOTAL DIVERSIFIED CONSUMER SERVICES		11,236,787

Food & Staples Retailing - 1.2%
Food Distributors - 1.2%
Performance Food Group Co. (a)	208,600	6,184,990
Hotels, Restaurants & Leisure - 92.8%
Casinos & Gaming - 13.6%
Boyd Gaming Corp.	73,200	2,334,348
Caesars Entertainment Corp. (a)	137,800	1,825,850
Churchill Downs, Inc.	7,423	1,744,405
Eldorado Resorts, Inc. (a)	198,700	6,080,220
Las Vegas Sands Corp.	372,108	25,783,363
MGM Mirage, Inc.	545,900	18,626,108
Penn National Gaming, Inc. (a)	180,449	5,189,713
Pinnacle Entertainment, Inc. (a)	115,600	3,546,608
Wynn Resorts Ltd.	38,100	6,022,848
		71,153,463
Hotels, Resorts & Cruise Lines - 26.0%
Bluegreen Corp. (a)(b)	70,150	1,159,580
Carnival Corp.	321,000	21,070,440
Hilton Grand Vacations, Inc.	88,712	3,545,819
Hilton Worldwide Holdings, Inc.	222,697	17,272,379
ILG, Inc.	103,300	2,901,697
Marriott International, Inc. Class A	346,493	44,004,611
Marriott Vacations Worldwide Corp.	55,797	7,490,747
Royal Caribbean Cruises Ltd.	189,190	23,436,857
Wyndham Worldwide Corp.	129,414	14,544,839
		135,426,969
Leisure Facilities - 2.4%
Cedar Fair LP (depositary unit)	50,043	3,396,418
Vail Resorts, Inc.	39,678	8,933,898
		12,330,316
Restaurants - 50.8%
ARAMARK Holdings Corp.	160,600	6,841,560
Chipotle Mexican Grill, Inc. (a)	1,872	569,818
Darden Restaurants, Inc.	121,500	10,244,880
Dave & Buster's Entertainment, Inc. (a)	40,214	2,132,548
Del Taco Restaurants, Inc. (a)	110,023	1,351,082
Domino's Pizza, Inc.	35,600	6,627,296
Dunkin' Brands Group, Inc.	171,000	10,208,700
Jack in the Box, Inc.	34,580	3,579,376
McDonald's Corp.	704,258	121,111,251
Red Robin Gourmet Burgers, Inc. (a)	200	10,480
Restaurant Brands International, Inc.	36,300	2,254,559
Ruth's Hospitality Group, Inc.	30,500	654,225
Shake Shack, Inc. Class A (a)(b)	21,000	863,100
Starbucks Corp.	1,261,700	72,951,494
U.S. Foods Holding Corp. (a)	161,333	4,698,017
Wingstop, Inc. (b)	100,507	3,938,869
Yum! Brands, Inc.	203,336	16,972,456
		265,009,711

TOTAL HOTELS, RESTAURANTS & LEISURE		483,920,459

Internet & Direct Marketing Retail - 0.9%
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	2,300	2,706,525
Priceline Group, Inc. (a)	1,200	2,087,652
		4,794,177
Internet Software & Services - 1.5%
Internet Software & Services - 1.5%
2U, Inc. (a)	42,524	2,725,788
Alphabet, Inc. Class A (a)	2,300	2,383,191
CarGurus, Inc. Class A (b)	900	26,532
Facebook, Inc. Class A (a)	14,200	2,515,956
		7,651,467
Media - 0.1%
Movies & Entertainment - 0.1%
Liberty Media Corp. Liberty Formula One Group Series C (a)	13,400	487,760
Multiline Retail - 0.3%
General Merchandise Stores - 0.3%
Dollar Tree, Inc. (a)	17,800	1,829,128
Real Estate Management & Development - 0.0%
Real Estate Services - 0.0%
Redfin Corp.	1,000	22,780
Technology Hardware, Storage & Peripherals - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	10,100	1,735,685
Textiles, Apparel & Luxury Goods - 0.3%
Apparel, Accessories & Luxury Goods - 0.3%
LVMH Moet Hennessy - Louis Vuitton SA (b)	5,005	1,458,014
TOTAL COMMON STOCKS
(Cost $302,060,180)		519,321,247

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.13% (c)	1,287,017	1,287,274
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	5,935,797	5,936,391
TOTAL MONEY MARKET FUNDS
(Cost $7,223,665)		7,223,665
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $309,283,845)		526,544,912
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(5,060,557)
NET ASSETS - 100%		$521,484,355

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,672
Fidelity Securities Lending Cash Central Fund	50,093
Total	$83,765

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$519,321,247	$517,863,233	$1,458,014	$--
Money Market Funds	7,223,665	7,223,665	--	--
Total Investments in Securities:	$526,544,912	$525,086,898	$1,458,014	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Portfolio

November 30, 2017

HEA-QTLY-0118
1.810696.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Biotechnology - 30.1%
Biotechnology - 30.1%
Abeona Therapeutics, Inc. (a)(b)	1,200,000	$20,760,000
Ablynx NV (a)(b)	2,200,000	51,009,354
Ablynx NV sponsored ADR	285,307	6,573,473
AC Immune SA (a)(b)	1,000,000	11,750,000
Acceleron Pharma, Inc. (a)	640,000	23,353,600
Acorda Therapeutics, Inc. (a)	900,000	18,270,000
Alexion Pharmaceuticals, Inc. (a)	950,000	104,319,500
Alnylam Pharmaceuticals, Inc. (a)	654,200	88,016,068
Amgen, Inc.	2,940,000	516,440,400
Amicus Therapeutics, Inc. (a)	1,560,000	21,715,200
AnaptysBio, Inc.	660,000	55,473,000
Ascendis Pharma A/S sponsored ADR (a)	826,500	30,663,150
Audentes Therapeutics, Inc. (a)	605,417	17,472,335
BeiGene Ltd. ADR (a)	316,046	25,283,680
Biogen, Inc. (a)	690,000	222,297,300
BioMarin Pharmaceutical, Inc. (a)	600,000	51,480,000
bluebird bio, Inc. (a)	225,600	38,983,680
Blueprint Medicines Corp. (a)	900,000	67,554,000
Calithera Biosciences, Inc. (a)	550,000	5,775,000
Cellectis SA sponsored ADR (a)(b)	684,600	17,067,078
Curis, Inc. (a)	2,100,440	1,670,480
CytomX Therapeutics, Inc. (a)	445,477	9,221,374
Epizyme, Inc. (a)	703,926	8,447,112
Five Prime Therapeutics, Inc. (a)	357,600	9,422,760
GlycoMimetics, Inc. (a)(b)	821,800	11,595,598
Heron Therapeutics, Inc. (a)(b)	700,000	12,320,000
Insmed, Inc. (a)	2,711,786	84,580,605
Intercept Pharmaceuticals, Inc. (a)	332,200	20,400,402
La Jolla Pharmaceutical Co. (a)	333,385	11,118,390
Loxo Oncology, Inc. (a)	500,000	38,375,000
Momenta Pharmaceuticals, Inc. (a)	66,207	913,657
Neurocrine Biosciences, Inc. (a)	1,083,900	77,921,571
Prothena Corp. PLC (a)	418,350	19,449,092
Puma Biotechnology, Inc. (a)	230,000	24,357,000
Regeneron Pharmaceuticals, Inc. (a)	60,000	21,711,600
Sarepta Therapeutics, Inc. (a)(b)	630,000	35,072,100
Spark Therapeutics, Inc. (a)	576,635	42,226,981
TESARO, Inc. (a)(b)	800,000	67,680,000
uniQure B.V. (a)	467,104	7,071,955
Vertex Pharmaceuticals, Inc. (a)	900,000	129,861,000
Xencor, Inc. (a)	1,092,012	23,707,581
Zai Lab Ltd. ADR (b)	550,000	14,360,500
		2,065,741,576
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	708,400	18,149,208
Diversified Financial Services - 0.4%
Other Diversified Financial Services - 0.4%
RPI International Holdings LP (a)(c)(d)	199,753	27,271,278
Food & Staples Retailing - 1.1%
Drug Retail - 1.1%
CVS Health Corp.	1,000,000	76,600,000
Health Care Equipment & Supplies - 22.2%
Health Care Equipment - 21.7%
Atricure, Inc. (a)	1,630,000	30,155,000
Becton, Dickinson & Co.	1,900,000	433,599,000
Boston Scientific Corp. (a)	12,500,000	328,500,000
Danaher Corp.	965,000	91,057,400
DexCom, Inc. (a)(b)	1,200,000	70,116,000
Genmark Diagnostics, Inc. (a)	2,697,037	12,001,815
Insulet Corp. (a)	1,250,000	89,662,500
Integra LifeSciences Holdings Corp. (a)	1,400,000	68,068,000
Intuitive Surgical, Inc. (a)	460,000	183,898,800
Medtronic PLC	440,000	36,137,200
Penumbra, Inc. (a)	714,900	75,278,970
Wright Medical Group NV (a)	3,000,000	72,930,000
		1,491,404,685
Health Care Supplies - 0.5%
Dentsply Sirona, Inc.	500,000	33,505,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,524,909,685

Health Care Providers & Services - 22.3%
Health Care Distributors & Services - 0.9%
Amplifon SpA	1,500,000	23,441,974
EBOS Group Ltd.	3,060,000	36,496,850
		59,938,824
Health Care Facilities - 1.9%
HCA Holdings, Inc. (a)	800,000	68,000,000
Universal Health Services, Inc. Class B	600,000	65,010,000
		133,010,000
Health Care Services - 2.6%
G1 Therapeutics, Inc.	720,000	14,796,000
Premier, Inc. (a)	1,120,000	32,502,400
Teladoc, Inc. (a)(b)	2,692,828	99,903,919
United Drug PLC (United Kingdom)	2,700,000	30,672,432
		177,874,751
Managed Health Care - 16.9%
Aetna, Inc.	120,000	21,621,600
Cigna Corp.	1,440,000	304,891,200
Humana, Inc.	930,000	242,599,800
UnitedHealth Group, Inc.	2,600,000	593,241,998
		1,162,354,598

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,533,178,173

Health Care Technology - 4.2%
Health Care Technology - 4.2%
athenahealth, Inc. (a)	330,000	43,853,700
Castlight Health, Inc. (a)	1,875,650	7,315,035
Castlight Health, Inc. Class B (a)(b)	3,024,077	11,793,900
Cerner Corp. (a)	2,650,000	187,328,500
Evolent Health, Inc. (a)(b)	600,000	7,710,000
Medidata Solutions, Inc. (a)	400,000	26,656,000
		284,657,135
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Benefitfocus, Inc. (a)(b)(e)	1,794,000	48,617,400
Life Sciences Tools & Services - 0.9%
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	880,000	60,931,200
Pharmaceuticals - 16.1%
Pharmaceuticals - 16.1%
Allergan PLC	1,290,000	224,240,700
Astellas Pharma, Inc.	1,116,600	14,194,640
AstraZeneca PLC (United Kingdom)	1,720,000	111,005,981
Avexis, Inc. (a)	64,800	6,143,688
Bristol-Myers Squibb Co.	3,380,000	213,582,200
Dechra Pharmaceuticals PLC	2,028,000	60,503,238
Eisai Co. Ltd.	500,000	28,356,653
Indivior PLC (a)	6,600,000	33,097,015
Jazz Pharmaceuticals PLC (a)	383,844	53,638,361
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	5,280,000	52,051,446
Mallinckrodt PLC (a)	1,290,000	28,147,800
Nektar Therapeutics (a)	287,883	15,542,803
Roche Holding AG (participation certificate)	354,512	89,590,538
Sanofi SA	720,000	65,678,127
The Medicines Company (a)(b)	1,066,100	30,916,900
TherapeuticsMD, Inc. (a)(b)	4,000,000	25,200,000
Theravance Biopharma, Inc. (a)(b)	1,303,866	37,094,988
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	5,000,000	17,073,079
		1,106,058,157
TOTAL COMMON STOCKS
(Cost $4,955,392,260)		6,746,113,812

Convertible Preferred Stocks - 1.0%
Biotechnology - 0.2%
Biotechnology - 0.2%
10X Genomics, Inc. Series C (a)(c)(d)	2,958,778	16,273,279
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Shockwave Medical, Inc. Series C (c)(d)	7,425,890	7,500,000
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)(d)	1,639,892	11,544,840
Software - 0.3%
Application Software - 0.3%
Outset Medical, Inc. Series B (a)(c)(d)	8,159,125	18,684,396
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
Harmony Biosciences II, Inc. Series A (c)(d)	10,935,215	10,935,215
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $60,985,216)		64,937,730

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 1.13% (f)	104,684,611	104,705,548
Fidelity Securities Lending Cash Central Fund 1.13% (f)(g)	265,446,317	265,472,862
TOTAL MONEY MARKET FUNDS
(Cost $370,168,500)		370,178,410
TOTAL INVESTMENT IN SECURITIES - 104.7%
(Cost $5,386,545,976)		7,181,229,952
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(320,664,909)
NET ASSETS - 100%		$6,860,565,043

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,209,009 or 1.3% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$13,250,000
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Harmony Biosciences II, Inc. Series A	9/22/17	$10,935,215
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031
Shockwave Medical, Inc. Series C	9/27/17	$7,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$630,669
Fidelity Securities Lending Cash Central Fund	2,333,914
Total	$2,964,583

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Benefitfocus, Inc.	$26,550,000	$23,720,560	$--	$--	$--	$(1,653,160)	$48,617,400
Genmark Diagnostics, Inc.	28,300,000	2,299,259	--	--	--	(18,597,444)	--
Total	$54,850,000	$26,019,819	$--	$--	$--	$(20,250,604)	$48,617,400

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,746,113,812	$6,410,016,595	$308,825,939	$27,271,278
Convertible Preferred Stocks	64,937,730	--	--	64,937,730
Money Market Funds	370,178,410	370,178,410	--	--
Total Investments in Securities:	$7,181,229,952	$6,780,195,005	$308,825,939	$92,209,008

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$67,022,431
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	3,501,362
Cost of Purchases	21,685,215
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$92,209,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2017	$3,501,362

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$92,209,008	Market comparable	Enterprise value/Sales multiple (EV/S)	3.1 - 4.7 / 4.1	Increase
			Transaction price	$1.00	Increase
			Discount rate	20.0%	Decrease
			Enterprise value/Revenue multiple (EV/R)	3.8	Increase
			Discount for lack of marketability	15.0%	Decrease
			Premium rate	33.0% - 86.5% / 55.2%	Increase
		Market approach	Transaction price	$1.01	Increase
		Discount cash flow	Discount rate	8.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Technology Portfolio

November 30, 2017

TEC-QTLY-0118
1.810712.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Air Freight & Logistics - 0.2%
Air Freight & Logistics - 0.2%
Best, Inc. ADR	1,167,200	$11,485,248
Automobiles - 4.1%
Automobile Manufacturers - 4.1%
Tesla, Inc. (a)(b)	868,056	268,099,096
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. ADR (a)	107,300	8,584,000
Zai Lab Ltd. ADR	49,600	1,295,056
		9,879,056
Chemicals - 0.6%
Industrial Gases - 0.1%
SK Materials Co., Ltd.	43,112	7,252,808
Specialty Chemicals - 0.5%
Duk San Neolux Co. Ltd.	728,408	15,401,374
Soulbrain Co. Ltd.	115,155	6,796,335
Tokyo Ohka Kogyo Co. Ltd.	253,300	10,670,225
		32,867,934

TOTAL CHEMICALS		40,120,742

Communications Equipment - 0.1%
Communications Equipment - 0.1%
Applied Optoelectronics, Inc. (a)(b)	144,700	6,317,602
Diversified Consumer Services - 1.6%
Education Services - 1.6%
China Online Education Group sponsored ADR (a)(b)	7,115	80,898
New Oriental Education & Technology Group, Inc. sponsored ADR	583,195	49,489,928
TAL Education Group ADR	1,852,484	51,647,254
		101,218,080
Diversified Financial Services - 0.4%
Other Diversified Financial Services - 0.4%
GDS Holdings Ltd. ADR (b)	787,800	16,110,510
Jianpu Technology, Inc. ADR (a)(b)	2,122,800	11,081,016
		27,191,526
Electronic Equipment & Components - 5.2%
Electronic Components - 1.1%
E Ink Holdings, Inc. (a)	8,900,000	15,799,167
Largan Precision Co. Ltd.	252,700	43,259,883
Ledlink Optics, Inc.	1,728,624	2,636,835
Universal Display Corp.	70,044	12,677,964
		74,373,849
Electronic Equipment & Instruments - 3.2%
Chroma ATE, Inc.	14,500,644	85,241,088
Cognex Corp.	135,400	18,762,378
Topcon Corp.	1,417,300	31,704,585
Trimble, Inc. (a)	1,778,321	74,671,699
		210,379,750
Electronic Manufacturing Services - 0.3%
Merry Electronics Co. Ltd.	2,463,000	18,087,977
Technology Distributors - 0.6%
Dell Technologies, Inc. (a)	469,552	36,737,748

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		339,579,324

Health Care Equipment & Supplies - 0.1%
Health Care Supplies - 0.1%
Hoya Corp.	168,100	8,219,637
Health Care Technology - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	138,126	18,355,564
Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Sea Ltd. ADR	108,500	1,258,600
Hotels, Resorts & Cruise Lines - 0.0%
Tuniu Corp. Class A sponsored ADR (a)(b)	154,807	1,342,177

TOTAL HOTELS, RESTAURANTS & LEISURE		2,600,777

Internet & Direct Marketing Retail - 1.6%
Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (a)	32,000	37,656,000
China Internet Plus Holdings Ltd. Class B (c)(d)	759,582	4,245,349
JD.com, Inc. sponsored ADR (a)	17,300	647,885
Netflix, Inc. (a)	321,800	60,363,244
		102,912,478
Internet Software & Services - 21.4%
Internet Software & Services - 21.4%
58.com, Inc. ADR (a)	9,936	712,809
Akamai Technologies, Inc. (a)	679,300	37,891,354
Alibaba Group Holding Ltd. sponsored ADR (a)	1,286,500	227,813,420
Alphabet, Inc.:
Class A (a)	246,803	255,729,865
Class C (a)	283,868	289,945,614
Benefitfocus, Inc. (a)	93,600	2,536,560
Endurance International Group Holdings, Inc. (a)	1,193,620	11,160,347
Envestnet, Inc. (a)	434	21,331
Facebook, Inc. Class A (a)	1,325,374	234,829,765
GoDaddy, Inc. (a)	616,500	29,992,725
LogMeIn, Inc.	527,469	62,768,811
NetEase, Inc. ADR	211,400	69,489,294
New Relic, Inc. (a)	251,000	14,126,280
Nutanix, Inc. Class B (a)(e)	72,872	2,390,202
Pandora Media, Inc. (a)	312,300	1,561,500
Shopify, Inc.	6,256	649,498
Shopify, Inc. Class A (a)	64,300	6,736,262
SMS Co., Ltd.	1,011,900	32,487,303
Sogou, Inc. ADR (a)(b)	301,100	3,703,530
Tencent Holdings Ltd.	1,151,700	58,968,360
Xunlei Ltd. sponsored ADR (a)(b)	2,329,405	31,796,378
Yandex NV Series A (a)	526,074	17,418,310
		1,392,729,518
IT Services - 6.4%
Data Processing & Outsourced Services - 3.8%
Fidelity National Information Services, Inc.	181,568	17,127,309
Fiserv, Inc. (a)	97,500	12,816,375
FleetCor Technologies, Inc. (a)	293,400	53,360,658
Global Payments, Inc.	223,300	22,455,048
PayPal Holdings, Inc. (a)	1,427,700	108,119,721
Total System Services, Inc.	124,799	9,280,054
WEX, Inc. (a)	189,600	24,405,312
		247,564,477
IT Consulting & Other Services - 2.6%
Cognizant Technology Solutions Corp. Class A	1,661,412	120,086,859
DXC Technology Co.	487,900	46,906,706
		166,993,565

TOTAL IT SERVICES		414,558,042

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)	1,015,442	1,682,539
Machinery - 1.3%
Industrial Machinery - 1.3%
HIWIN Technologies Corp.	1,000,180	11,009,475
Minebea Mitsumi, Inc.	3,606,419	71,927,805
		82,937,280
Media - 0.1%
Advertising - 0.0%
iCar Asia Ltd. (a)	3,611,616	478,070
iCar Asia Ltd. rights 12/4/17 (a)	622,692	5
		478,075
Publishing - 0.1%
China Literature Ltd. (a)	526,196	6,063,602

TOTAL MEDIA		6,541,677

Professional Services - 0.1%
Human Resource & Employment Services - 0.1%
WageWorks, Inc. (a)	87,200	5,593,880
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Relo Holdings Corp.	277,300	7,394,180
Semiconductors & Semiconductor Equipment - 21.1%
Semiconductor Equipment - 6.1%
ASM Pacific Technology Ltd.	6,878,900	98,821,736
ASML Holding NV	89,100	15,638,832
Ferrotec Holdings Corp.	490,800	9,734,328
GlobalWafers Co. Ltd.	6,424,200	86,333,545
KLA-Tencor Corp.	299,100	30,579,984
Lam Research Corp.	377,866	72,674,968
Screen Holdings Co. Ltd.	229,300	20,647,889
Siltronic AG (a)	129,952	19,303,486
Sino-American Silicon Products, Inc.	15,465,000	41,360,183
SolarEdge Technologies, Inc. (a)	112,700	4,102,280
		399,197,231
Semiconductors - 15.0%
Acacia Communications, Inc. (a)(b)	104,200	4,030,456
Advanced Micro Devices, Inc. (a)(b)	4,547,200	49,519,008
ams AG	1,071,859	104,380,272
ASPEED Tech, Inc.	399,000	9,315,537
Broadcom Ltd.	119,200	33,130,448
Cavium, Inc. (a)	95,600	8,171,888
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (b)	344,518	6,218,550
Cree, Inc. (a)	1,306,500	46,433,010
Global Unichip Corp.	975,000	9,157,369
Himax Technologies, Inc. sponsored ADR (b)	6,871,391	94,344,198
Inphi Corp. (a)	493,607	20,272,439
Integrated Device Technology, Inc. (a)	220,600	6,637,854
International Quantum Epitaxy PLC (a)(b)	1,795,529	4,231,266
M/A-COM Technology Solutions Holdings, Inc. (a)	737,300	24,028,607
Marvell Technology Group Ltd.	1,171,954	26,181,452
Micron Technology, Inc. (a)	1,462,900	62,012,331
Monolithic Power Systems, Inc.	167,995	19,882,208
Nanya Technology Corp.	45,963,000	119,098,132
NVIDIA Corp.	933,750	187,412,963
ON Semiconductor Corp. (a)	489,300	9,825,144
Qualcomm, Inc.	982,700	65,192,318
Renesas Electronics Corp. (a)	395,800	4,874,730
Semtech Corp. (a)	410,576	13,980,113
Silergy Corp.	233,000	4,935,487
Silicon Laboratories, Inc. (a)	141,200	12,863,320
Silicon Motion Technology Corp. sponsored ADR (b)	256,000	13,250,560
Win Semiconductors Corp.	1,511,000	16,103,913
		975,483,573

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,374,680,804

Software - 20.6%
Application Software - 10.5%
Adobe Systems, Inc. (a)	293,539	53,268,522
Altair Engineering, Inc. Class A (a)	27,600	617,964
Aspen Technology, Inc. (a)	68,900	4,610,788
Autodesk, Inc. (a)	1,857,300	203,745,810
Callidus Software, Inc. (a)	586,428	17,167,680
Citrix Systems, Inc. (a)	277,200	24,291,036
Ellie Mae, Inc. (a)	334,400	29,557,616
HubSpot, Inc. (a)	20,100	1,627,095
iFlytek Co. Ltd.	833,018	8,296,483
Parametric Technology Corp. (a)	1,050,273	66,881,385
Paylocity Holding Corp. (a)	66,028	3,046,532
RealPage, Inc. (a)	16,400	743,740
SailPoint Technologies Holding, Inc. (a)	38,400	564,480
Salesforce.com, Inc. (a)	1,148,192	119,779,389
Snap, Inc. Class A (a)(b)	1,165,900	16,066,102
SS&C Technologies Holdings, Inc.	266,600	11,007,914
Ultimate Software Group, Inc. (a)	418,017	88,214,128
Workday, Inc. Class A (a)	49,500	5,098,500
Zendesk, Inc. (a)	758,275	25,485,623
		680,070,787
Home Entertainment Software - 4.3%
Activision Blizzard, Inc.	1,251,400	78,087,360
Electronic Arts, Inc. (a)	1,030,500	109,593,675
Nintendo Co. Ltd.	131,700	53,705,074
Take-Two Interactive Software, Inc. (a)	319,100	35,595,605
		276,981,714
Systems Software - 5.8%
Microsoft Corp.	3,615,440	304,311,585
Red Hat, Inc. (a)	217,800	27,608,328
Tableau Software, Inc. (a)(b)	672,600	47,283,780
		379,203,693

TOTAL SOFTWARE		1,336,256,194

Technology Hardware, Storage & Peripherals - 10.3%
Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	3,857,997	662,996,783
Primax Electronics Ltd.	2,783,000	7,693,222
		670,690,005
TOTAL COMMON STOCKS
(Cost $4,112,292,982)		6,229,043,249

Convertible Preferred Stocks - 1.1%
Food & Staples Retailing - 0.2%
Food Retail - 0.2%
Roofoods Ltd. Series F (c)(d)	41,041	14,510,890
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
China Internet Plus Holdings Ltd.:
Series A-11 (a)(c)(d)	2,802,162	15,661,452
Series B (a)(c)(d)	3,918,573	21,901,140
		37,562,592
Internet Software & Services - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	515,696	18,008,104
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $46,496,557)		70,081,586

Money Market Funds - 9.8%
Fidelity Cash Central Fund, 1.13% (f)	200,850,709	200,890,879
Fidelity Securities Lending Cash Central Fund 1.13% (f)(g)	441,034,443	441,078,546
TOTAL MONEY MARKET FUNDS
(Cost $641,963,941)		641,969,425
TOTAL INVESTMENT IN SECURITIES - 106.7%
(Cost $4,800,753,480)		6,941,094,260
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(438,760,245)
NET ASSETS - 100%		$6,502,334,015

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $74,326,935 or 1.1% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,390,202 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Class B	11/16/16	$2,140,730
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,857,214
China Internet Plus Holdings Ltd. Series B	12/11/15	$15,128,435
Roofoods Ltd. Series F	9/12/17	$14,510,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$8,000,018

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$835,711
Fidelity Securities Lending Cash Central Fund	2,622,626
Total	$3,458,337

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,229,043,249	$5,914,463,779	$310,334,121	$4,245,349
Convertible Preferred Stocks	70,081,586	--	--	70,081,586
Money Market Funds	641,969,425	641,969,425	--	--
Total Investments in Securities:	$6,941,094,260	$6,556,433,204	$310,334,121	$74,326,935

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$3,344,212
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	901,137
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$4,245,349
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2017	$901,137
Convertible Preferred Stocks
Beginning Balance	$55,642,687
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(71,991)
Cost of Purchases	14,510,890
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$70,081,586
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2017	$(71,991)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$74,326,935	Market approach	Transaction price	$5.59 - $353.57 / $74.04	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Utilities Portfolio

November 30, 2017

UTI-QTLY-0118
1.810724.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Electric Utilities - 51.4%
Electric Utilities - 51.4%
Exelon Corp.	2,204,892	$91,966,045
FirstEnergy Corp.	852,700	29,111,178
Great Plains Energy, Inc.	1,108,083	38,018,328
NextEra Energy, Inc.	823,632	130,166,800
OGE Energy Corp.	351,285	12,561,952
PG&E Corp.	734,304	39,828,649
Southern Co.	681,400	34,887,680
Vistra Energy Corp.	1,170,207	22,116,912
Westar Energy, Inc.	396,208	22,667,060
		421,324,604
Equity Real Estate Investment Trusts (REITs) - 0.2%
Specialized REITs - 0.2%
InfraReit, Inc.	64,157	1,354,996
Independent Power and Renewable Electricity Producers - 12.1%
Independent Power Producers & Energy Traders - 9.5%
NRG Energy, Inc.	1,496,302	41,372,750
NRG Yield, Inc. Class C	142,925	2,722,721
The AES Corp.	3,211,104	33,973,480
		78,068,951
Renewable Electricity - 2.6%
NextEra Energy Partners LP	550,853	21,499,793

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		99,568,744

Media - 1.0%
Cable & Satellite - 1.0%
Charter Communications, Inc. Class A (a)	24,600	8,024,766
Multi-Utilities - 27.4%
Multi-Utilities - 27.4%
Avangrid, Inc. (b)	700,461	37,173,465
Black Hills Corp.	30,552	1,787,598
CenterPoint Energy, Inc.	869,726	26,100,477
Dominion Resources, Inc.	324,668	27,314,319
E.ON AG	348,720	4,039,552
Public Service Enterprise Group, Inc.	521,870	27,690,422
SCANA Corp.	265,598	11,465,866
Sempra Energy	738,227	89,318,085
		224,889,784
Oil, Gas & Consumable Fuels - 2.3%
Oil & Gas Storage & Transport - 2.3%
Cheniere Energy Partners LP Holdings LLC	324,342	9,036,168
Cheniere Energy, Inc. (a)	212,889	10,286,796
		19,322,964
TOTAL COMMON STOCKS
(Cost $596,672,455)		774,485,858

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 1.13% (c)	45,597,281	45,606,401
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	10,696,248	10,697,318
TOTAL MONEY MARKET FUNDS
(Cost $56,303,719)		56,303,719
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $652,976,174)		830,789,577
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(10,508,584)
NET ASSETS - 100%		$820,280,993

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118,955
Fidelity Securities Lending Cash Central Fund	7,645
Total	$126,600

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$774,485,858	$770,446,306	$4,039,552	$--
Money Market Funds	56,303,719	56,303,719	--	--
Total Investments in Securities:	$830,789,577	$826,750,025	$4,039,552	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Financial Services Portfolio

November 30, 2017

FIN-QTLY-0118
1.810693.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Banks - 34.6%
Diversified Banks - 16.9%
Bank of America Corp.	2,242,000	$63,157,140
Citigroup, Inc.	847,490	63,985,495
HDFC Bank Ltd. sponsored ADR	15,000	1,456,500
JPMorgan Chase & Co.	413,000	43,166,760
Wells Fargo & Co.	600,000	33,882,000
		205,647,895
Regional Banks - 17.7%
Bank of the Ozarks, Inc.	300,000	14,466,000
CIT Group, Inc.	100,000	4,984,000
CoBiz, Inc.	425,000	9,001,500
East West Bancorp, Inc.	200,000	12,308,000
First Republic Bank	100,000	9,554,000
Huntington Bancshares, Inc.	4,150,000	59,760,000
PNC Financial Services Group, Inc.	299,000	42,027,440
Popular, Inc.	250,000	8,840,000
Preferred Bank, Los Angeles	50,000	3,130,000
Regions Financial Corp.	600,000	9,954,000
Signature Bank (a)	115,000	15,787,200
SunTrust Banks, Inc.	400,000	24,652,000
		214,464,140

TOTAL BANKS		420,112,035

Capital Markets - 25.4%
Asset Management & Custody Banks - 8.7%
Affiliated Managers Group, Inc.	95,000	18,873,650
BlackRock, Inc. Class A	53,000	26,563,070
Invesco Ltd.	600,000	21,702,000
Northern Trust Corp.	303,900	29,715,342
State Street Corp.	90,000	8,581,500
		105,435,562
Financial Exchanges & Data - 4.6%
CBOE Holdings, Inc.	225,000	27,771,750
IntercontinentalExchange, Inc.	400,000	28,580,000
		56,351,750
Investment Banking & Brokerage - 12.1%
E*TRADE Financial Corp. (a)	1,000,000	48,140,000
Goldman Sachs Group, Inc.	155,000	38,384,200
Hamilton Lane, Inc. Class A	50,000	1,723,500
Investment Technology Group, Inc.	350,000	6,296,500
TD Ameritrade Holding Corp.	1,020,300	52,208,751
		146,752,951

TOTAL CAPITAL MARKETS		308,540,263

Consumer Finance - 7.9%
Consumer Finance - 7.9%
Capital One Financial Corp.	625,000	57,500,000
OneMain Holdings, Inc. (a)	75,000	1,935,750
Synchrony Financial	1,000,000	35,890,000
		95,325,750
Diversified Financial Services - 4.9%
Multi-Sector Holdings - 4.9%
Berkshire Hathaway, Inc. Class B (a)	306,200	59,099,662
Insurance - 21.7%
Insurance Brokers - 0.5%
Willis Group Holdings PLC	40,000	6,432,000
Life & Health Insurance - 5.2%
MetLife, Inc.	700,000	37,576,000
Torchmark Corp.	294,900	26,201,865
		63,777,865
Multi-Line Insurance - 4.0%
American International Group, Inc.	200,000	11,992,000
Hartford Financial Services Group, Inc.	629,700	36,169,968
		48,161,968
Property & Casualty Insurance - 10.1%
Allstate Corp.	200,000	20,532,000
Chubb Ltd.	251,600	38,270,876
FNF Group	425,000	17,195,500
The Travelers Companies, Inc.	342,100	46,378,497
		122,376,873
Reinsurance - 1.9%
Reinsurance Group of America, Inc.	140,000	22,687,000

TOTAL INSURANCE		263,435,706

IT Services - 2.7%
Data Processing & Outsourced Services - 2.7%
Visa, Inc. Class A	110,000	12,384,900
WEX, Inc. (a)	160,100	20,608,072
		32,992,972
Software - 0.5%
Application Software - 0.5%
Black Knight, Inc. (a)	122,652	5,507,075
Thrifts & Mortgage Finance - 0.9%
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	500,000	7,310,000
Radian Group, Inc.	200,000	4,098,000
		11,408,000
TOTAL COMMON STOCKS
(Cost $896,410,035)		1,196,421,463

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.13% (b)
(Cost $14,816,337)	14,813,374	14,816,337
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $911,226,372)		1,211,237,800
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,101,007
NET ASSETS - 100%		$1,213,338,807

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$125,356
Fidelity Securities Lending Cash Central Fund	2,651
Total	$128,007

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Defense and Aerospace Portfolio

November 30, 2017

DEF-QTLY-0118
1.810679.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Aerospace & Defense - 93.9%
Aerospace & Defense - 93.9%
Airbus Group NV	102,400	$10,655,871
Arconic, Inc.	102,400	2,520,064
Astronics Corp. (a)	1,301,453	53,997,285
Astronics Corp. Class B (a)	113,234	4,694,682
Axon Enterprise, Inc. (a)(b)	1,100,521	27,380,962
BAE Systems PLC	4,750,800	35,378,448
BWX Technologies, Inc.	19,901	1,242,817
Elbit Systems Ltd.	412,585	57,555,608
Elbit Systems Ltd. (Israel)	30,000	4,155,985
Engility Holdings, Inc. (a)	1,195,677	34,901,812
FACC AG (a)	235,920	3,977,586
General Dynamics Corp.	1,068,900	221,433,324
HEICO Corp.	419,448	37,901,321
HEICO Corp. Class A	1,051,196	79,785,776
Hexcel Corp.	1,548,300	95,994,600
Huntington Ingalls Industries, Inc.	526,175	127,160,712
Industrielle d'Aviation Latecoere SA (a)	424,200	2,766,874
KEYW Holding Corp. (a)	247,582	1,359,225
KLX, Inc. (a)	550,891	30,910,494
Leonardo SpA	298,709	3,569,605
Lockheed Martin Corp.	248,015	79,146,547
Magellan Aerospace Corp.	99,600	1,621,207
Moog, Inc. Class A (a)	748,917	62,991,409
Northrop Grumman Corp.	942,050	289,586,170
Orbital ATK, Inc.	498,530	65,776,048
Raytheon Co.	628,326	120,104,515
Rockwell Collins, Inc.	369,070	48,831,652
Senior Engineering Group PLC	2,783,000	9,872,262
Sparton Corp. (a)	175,293	4,066,798
Spirit AeroSystems Holdings, Inc. Class A	623,850	52,559,363
Teledyne Technologies, Inc. (a)	808,301	150,537,978
Textron, Inc.	550,731	30,681,224
The Boeing Co.	1,076,419	297,952,778
TransDigm Group, Inc.	450,576	127,868,963
United Technologies Corp.	797,701	96,880,786
		2,275,820,751
Auto Components - 0.1%
Auto Parts & Equipment - 0.1%
GKN PLC	727,900	3,050,632
Communications Equipment - 1.0%
Communications Equipment - 1.0%
Harris Corp.	169,300	24,463,850
Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
Iridium Communications, Inc. (a)(b)	321,150	3,966,203
IT Services - 1.9%
IT Consulting & Other Services - 1.9%
CSRA, Inc.	670,220	19,389,465
Leidos Holdings, Inc.	417,030	26,510,597
		45,900,062
Machinery - 0.6%
Industrial Machinery - 0.6%
Woodward, Inc.	201,700	15,601,495
Metals & Mining - 0.1%
Steel - 0.1%
Carpenter Technology Corp.	46,900	2,318,267
Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	327,120	14,164,296
TOTAL COMMON STOCKS
(Cost $1,613,675,422)		2,385,285,556

Nonconvertible Preferred Stocks - 0.8%
Aerospace & Defense - 0.8%
Aerospace & Defense - 0.8%
Embraer SA sponsored ADR
(Cost $22,142,946)	1,013,550	19,399,347

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.13% (c)	19,802,937	19,806,897
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	27,634,208	27,636,971
TOTAL MONEY MARKET FUNDS
(Cost $47,443,590)		47,443,868
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,683,261,958)		2,452,128,771
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(28,798,096)
NET ASSETS - 100%		$2,423,330,675

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$419,754
Fidelity Securities Lending Cash Central Fund	155,540
Total	$575,294

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,385,285,556	$2,336,200,605	$49,084,951	$--
Nonconvertible Preferred Stocks	19,399,347	19,399,347	--	--
Money Market Funds	47,443,868	47,443,868	--	--
Total Investments in Securities:	$2,452,128,771	$2,403,043,820	$49,084,951	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Brokerage and Investment Management Portfolio

November 30, 2017

BRO-QTLY-0118
1.810691.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Capital Markets - 98.0%
Asset Management & Custody Banks - 38.1%
Affiliated Managers Group, Inc.	90,400	$17,959,768
Apollo Global Management LLC Class A	485,800	15,210,398
Bank of New York Mellon Corp.	246,300	13,482,462
BlackRock, Inc. Class A	62,700	31,424,613
Cohen & Steers, Inc.	107,400	5,002,692
Eaton Vance Corp. (non-vtg.)	356,200	19,690,736
Invesco Ltd.	577,900	20,902,643
Legg Mason, Inc.	356,642	14,251,414
State Street Corp.	240,100	22,893,535
The Blackstone Group LP	146,800	4,656,496
WisdomTree Investments, Inc.	248,800	2,861,200
		168,335,957
Financial Exchanges & Data - 25.1%
CBOE Holdings, Inc.	240,138	29,640,233
CME Group, Inc.	133,600	19,978,544
IntercontinentalExchange, Inc.	186,200	13,303,990
MarketAxess Holdings, Inc.	23,700	4,627,899
Moody's Corp.	60,600	9,200,292
MSCI, Inc.	54,400	7,001,280
S&P Global, Inc.	163,100	26,989,788
		110,742,026
Investment Banking & Brokerage - 34.8%
BGC Partners, Inc. Class A	871,600	14,233,228
Charles Schwab Corp.	528,180	25,769,902
Houlihan Lokey	243,100	10,851,984
Lazard Ltd. Class A	99,100	4,880,675
LPL Financial	310,900	16,117,056
Moelis & Co. Class A	22,800	1,092,120
Morgan Stanley	530,900	27,399,749
PJT Partners, Inc.	253,412	10,777,612
Stifel Financial Corp.	214,700	12,074,728
TD Ameritrade Holding Corp.	501,100	25,641,287
Tullett Prebon PLC	672,995	4,605,402
		153,443,743

TOTAL CAPITAL MARKETS		432,521,726

Diversified Financial Services - 1.8%
Other Diversified Financial Services - 1.8%
NEX Group PLC	984,474	7,901,875
TOTAL COMMON STOCKS
(Cost $333,784,438)		440,423,601
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $333,784,438)		440,423,601
NET OTHER ASSETS (LIABILITIES) - 0.2%		883,661
NET ASSETS - 100%		$441,307,262

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,888
Fidelity Securities Lending Cash Central Fund	44,165
Total	$76,053

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Chemicals Portfolio

November 30, 2017

CHE-QTLY-0118
1.810670.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Biotechnology - 0.1%
Biotechnology - 0.1%
Calyxt, Inc.	128,500	$2,459,490
Building Products - 0.5%
Building Products - 0.5%
GCP Applied Technologies, Inc. (a)	307,300	10,064,075
Chemicals - 92.8%
Commodity Chemicals - 22.7%
Alpek SA de CV	4,880,400	6,128,277
Ciner Resources LP	301,818	7,847,268
LG Chemical Ltd.	49,729	19,086,361
LyondellBasell Industries NV Class A	2,107,898	220,696,921
Olin Corp.	571,211	20,357,960
Orion Engineered Carbons SA	421,600	10,308,120
Tronox Ltd. Class A	2,879,866	65,920,133
Westlake Chemical Corp.	804,503	78,784,979
		429,130,019
Diversified Chemicals - 35.0%
Ashland Global Holdings, Inc.	347,595	25,715,078
DowDuPont, Inc.	6,495,980	467,450,720
Eastman Chemical Co.	453,157	41,858,112
Huntsman Corp.	691,400	22,097,144
LSB Industries, Inc. (a)(b)	462,200	4,164,422
The Chemours Co. LLC	1,970,600	101,288,840
		662,574,316
Fertilizers & Agricultural Chemicals - 11.2%
AgroFresh Solutions, Inc. (a)	392,967	2,389,239
CF Industries Holdings, Inc.	808,100	30,279,507
CVR Partners LP	1,058,200	3,439,150
FMC Corp.	721,700	68,128,480
Monsanto Co.	763,593	90,363,596
The Scotts Miracle-Gro Co. Class A	162,712	16,092,217
		210,692,189
Industrial Gases - 5.5%
Air Products & Chemicals, Inc.	18,308	2,984,936
Linde AG (a)	432,600	100,998,057
		103,982,993
Specialty Chemicals - 18.4%
Axalta Coating Systems LLC (a)	1,160,700	36,747,762
Celanese Corp. Class A	676,500	72,547,860
Ecolab, Inc.	144,830	19,685,294
Kraton Performance Polymers, Inc. (a)	164,348	7,732,573
Platform Specialty Products Corp. (a)	3,420,090	34,029,896
PolyOne Corp.	308,500	14,255,785
PPG Industries, Inc.	165,700	19,362,045
PQ Group Holdings, Inc.	1,017,300	16,785,450
Sensient Technologies Corp.	249,200	19,320,476
Sherwin-Williams Co.	225,853	90,210,205
W.R. Grace & Co.	238,400	17,477,104
		348,154,450

TOTAL CHEMICALS		1,754,533,967

Trading Companies & Distributors - 2.8%
Trading Companies & Distributors - 2.8%
Univar, Inc. (a)	1,767,998	52,085,221
TOTAL COMMON STOCKS
(Cost $1,223,209,940)		1,819,142,753

Nonconvertible Preferred Stocks - 1.3%
Chemicals - 1.3%
Commodity Chemicals - 1.3%
Braskem SA (PN-A)
(Cost $26,548,291)	1,765,100	24,480,453

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.13% (c)	45,516,929	45,526,033
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	2,429,938	2,430,181
TOTAL MONEY MARKET FUNDS
(Cost $47,956,129)		47,956,214
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,297,714,360)		1,891,579,420
NET OTHER ASSETS (LIABILITIES) - 0.0%		(844,217)
NET ASSETS - 100%		$1,890,735,203

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177,565
Fidelity Securities Lending Cash Central Fund	30,653
Total	$208,218

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Telecommunications Portfolio

November 30, 2017

TEL-QTLY-0118
1.810721.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	9,400	$1,009,278
Diversified Financial Services - 0.7%
Other Diversified Financial Services - 0.7%
Quantenna Communications, Inc. (a)	216,120	2,643,148
Diversified Telecommunication Services - 68.2%
Alternative Carriers - 21.2%
CenturyLink, Inc.	1,359,440	19,834,230
Cogent Communications Group, Inc.	269,339	12,618,532
Globalstar, Inc. (a)(b)	3,007,848	4,752,400
Iliad SA	5,572	1,303,534
Iridium Communications, Inc. (a)(b)	1,259,111	15,550,021
ORBCOMM, Inc. (a)	229,749	2,472,099
Vonage Holdings Corp. (a)	1,423,271	14,488,899
Zayo Group Holdings, Inc. (a)	385,900	13,637,706
		84,657,421
Integrated Telecommunication Services - 47.0%
AT&T, Inc.	1,364,920	49,655,790
Atlantic Tele-Network, Inc.	88,800	5,306,688
Cincinnati Bell, Inc. (a)	533,702	11,581,333
Consolidated Communications Holdings, Inc.	239,200	3,382,288
Frontier Communications Corp. (b)	255,275	2,169,838
General Communications, Inc. Class A (a)	334,743	13,359,593
Verizon Communications, Inc.	1,942,997	98,879,116
Windstream Holdings, Inc. (b)	1,119,530	2,944,364
		187,279,010

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		271,936,431

Equity Real Estate Investment Trusts (REITs) - 2.5%
Specialized REITs - 2.5%
American Tower Corp.	52,390	7,540,493
SBA Communications Corp. Class A (a)	14,000	2,376,500
		9,916,993
Internet Software & Services - 1.9%
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	75,100	4,189,078
Gogo, Inc. (a)(b)	319,147	3,513,808
		7,702,886
Media - 10.8%
Cable & Satellite - 8.3%
Altice NV Class A (a)	10,046	79,324
Comcast Corp. Class A	55,600	2,087,224
DISH Network Corp. Class A (a)	41,800	2,117,170
Liberty Broadband Corp. Class A (a)	96,600	8,279,586
Liberty Global PLC:
Class A (a)	37,900	1,203,704
Class C (a)	513,536	15,832,315
LiLAC Class C (a)	92,834	1,926,306
Megacable Holdings S.A.B. de CV unit	383,600	1,620,638
		33,146,267
Movies & Entertainment - 2.5%
Lions Gate Entertainment Corp. Class B	12,603	391,197
Time Warner, Inc.	105,700	9,672,607
		10,063,804

TOTAL MEDIA		43,210,071

Wireless Telecommunication Services - 15.2%
Wireless Telecommunication Services - 15.2%
Millicom International Cellular SA	25,400	1,654,810
NII Holdings, Inc. (a)(b)	898,526	224,632
Shenandoah Telecommunications Co.	187,167	7,177,854
Sprint Corp. (a)(b)	1,326,985	7,948,640
T-Mobile U.S., Inc. (a)	455,897	27,841,630
Telephone & Data Systems, Inc.	379,364	10,504,589
U.S. Cellular Corp. (a)	136,200	5,153,808
		60,505,963
TOTAL COMMON STOCKS
(Cost $335,924,330)		396,924,770

Money Market Funds - 9.4%
Fidelity Cash Central Fund, 1.13% (c)	2,214,048	2,214,491
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	35,305,612	35,309,143
TOTAL MONEY MARKET FUNDS
(Cost $37,521,268)		37,523,634
TOTAL INVESTMENT IN SECURITIES - 108.9%
(Cost $373,445,598)		434,448,404
NET OTHER ASSETS (LIABILITIES) - (8.9)%		(35,449,970)
NET ASSETS - 100%		$398,998,434

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,663
Fidelity Securities Lending Cash Central Fund	839,958
Total	$850,621

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Consolidated Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Gold Portfolio

November 30, 2017

GOL-QTLY-0118
1.810695.113

Consolidated Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
Australia - 4.9%
Metals & Mining - 4.9%
Gold - 4.9%
Beadell Resources Ltd. (a)	130,000	$16,716
Dacian Gold Ltd. (a)	177,596	329,117
Evolution Mining Ltd.	3,236,243	5,972,862
Gold Road Resources Ltd. (a)	1,080,000	580,008
Newcrest Mining Ltd.	2,449,162	43,182,851
Northern Star Resources Ltd.	643,118	2,836,029
Perseus Mining Ltd.:
(Australia) (a)	1,717,134	422,123
(Canada) (a)	1,300,000	312,367
Resolute Mng Ltd.	4,701,949	3,609,903
Saracen Mineral Holdings Ltd. (a)	3,822,787	4,322,876
Silver Lake Resources Ltd. (a)	2,840,985	719,889
St Barbara Ltd.	1,232,257	2,982,653
		65,287,394
Bailiwick of Jersey - 7.8%
Metals & Mining - 7.8%
Diversified Metals & Mining - 0.0%
Glencore Xstrata PLC	1,000	4,593
Gold - 7.8%
Randgold Resources Ltd. sponsored ADR	1,143,795	104,954,629
TOTAL METALS & MINING		104,959,222
Canada - 59.6%
Metals & Mining - 59.6%
Copper - 0.8%
First Quantum Minerals Ltd.	912,500	10,488,994
Diversified Metals & Mining - 1.0%
Arizona Mining, Inc. (a)	1,460,800	3,566,655
Ivanhoe Mines Ltd. (a)	2,880,100	9,844,779
Sabina Gold & Silver Corp. (a)	65,500	112,200
		13,523,634
Gold - 55.9%
Agnico Eagle Mines Ltd. (Canada)	1,664,601	72,962,978
Alacer Gold Corp. (a)	2,554,063	4,137,497
Alamos Gold, Inc.	4,758,212	30,242,482
Argonaut Gold, Inc. (a)	6,031,462	11,033,020
B2Gold Corp. (a)	28,645,793	73,049,381
Barrick Gold Corp.	6,118,569	84,511,801
Belo Sun Mining Corp. (a)	160,800	55,463
Centerra Gold, Inc. (a)	397,500	2,249,157
Continental Gold, Inc. (a)(b)	9,461,700	22,221,409
Detour Gold Corp. (a)	2,619,800	28,428,632
Detour Gold Corp. (a)(c)	785,900	8,528,156
Eldorado Gold Corp.	8,885,935	10,193,531
First Mining Finance Corp. (a)	115,000	48,134
Franco-Nevada Corp.	819,300	66,749,311
Goldcorp, Inc.	3,017,100	38,142,000
Guyana Goldfields, Inc. (a)	4,745,800	16,111,773
Guyana Goldfields, Inc. (a)(c)	155,000	526,218
IAMGOLD Corp. (a)	1,514,000	8,249,754
Kinross Gold Corp. (a)	3,770,391	15,751,973
Kirkland Lake Gold Ltd.	604,619	8,712,062
Klondex Mines Ltd. (a)	1,834,478	4,535,895
Liberty Gold Corp. (a)	1,418,150	456,174
Lundin Gold, Inc. (a)	13,800	49,311
New Gold, Inc. (a)	6,726,375	21,115,234
Novagold Resources, Inc. (a)	2,067,500	8,012,634
OceanaGold Corp.	9,871,932	25,403,879
Osisko Gold Royalties Ltd.	1,220,293	14,481,018
Premier Gold Mines Ltd. (a)(b)	16,645,522	46,834,279
Pretium Resources, Inc. (a)	1,762,683	18,895,404
Pretium Resources, Inc. (a)(c)	225,000	2,411,929
Rubicon Minerals Corp. (a)	1,000	1,077
Sandstorm Gold Ltd. (a)	1,855,475	8,183,275
Seabridge Gold, Inc. (a)	1,449,090	15,577,715
SEMAFO, Inc. (a)	7,675,000	18,977,057
Ssr Mining, Inc. (a)	1,338,700	11,137,986
Tahoe Resources, Inc.	3,329,438	14,761,373
Teranga Gold Corp. (a)	553,200	1,071,968
Teranga Gold Corp. CDI unit (a)	667,614	1,293,676
TMAC Resources, Inc. (a)	6,300	36,379
Torex Gold Resources, Inc. (a)	2,532,400	25,065,882
Wesdome Gold Mines, Inc. (a)	140,000	188,815
Yamana Gold, Inc.	2,440,620	6,242,721
		746,638,413
Precious Metals & Minerals - 0.6%
Dalradian Resources, Inc. (a)	774,500	858,454
Gold Standard Ventures Corp. (a)	3,079,300	4,343,934
Osisko Mining, Inc. (a)	1,033,400	3,011,730
		8,214,118
Silver - 1.3%
MAG Silver Corp. (a)	448,700	4,754,276
Pan American Silver Corp.	1,000	15,140
Wheaton Precious Metals Corp.	614,000	12,844,910
		17,614,326
TOTAL METALS & MINING		796,479,485
Cayman Islands - 1.4%
Metals & Mining - 1.4%
Gold - 1.4%
Endeavour Mining Corp. (a)	1,030,040	18,642,355
China - 0.4%
Metals & Mining - 0.4%
Gold - 0.4%
Zijin Mng Group Co. Ltd. (H Shares)	13,827,000	4,797,753
Peru - 1.7%
Metals & Mining - 1.7%
Gold - 1.7%
Compania de Minas Buenaventura SA sponsored ADR	1,583,997	22,160,118
South Africa - 4.8%
Metals & Mining - 4.8%
Gold - 4.8%
AngloGold Ashanti Ltd. sponsored ADR	3,555,808	37,158,194
DRDGOLD Ltd. sponsored ADR	1,000	3,370
Gold Fields Ltd. sponsored ADR	3,349,426	14,168,072
Harmony Gold Mining Co. Ltd.	1,484,000	2,706,095
Harmony Gold Mining Co. Ltd. sponsored ADR	1,460,400	2,687,136
Sibanye-Stillwater ADR	1,448,712	8,069,326
		64,792,193
United Kingdom - 0.5%
Metals & Mining - 0.5%
Diversified Metals & Mining - 0.0%
BHP Billiton PLC	1,000	18,188
Gold - 0.4%
Acacia Mining PLC	1,911,536	4,459,403
Pan African Resources PLC	550,000	113,433
Solgold PLC (a)	3,742,758	1,366,661
		5,939,497
Precious Metals & Minerals - 0.1%
Fresnillo PLC	36,600	639,017
TOTAL METALS & MINING		6,596,702
United States of America - 12.2%
Metals & Mining - 12.2%
Gold - 12.2%
McEwen Mining, Inc.	1,096,410	2,203,784
Newmont Mining Corp.	3,269,678	120,945,386
Royal Gold, Inc.	478,867	39,611,878
		162,761,048
TOTAL COMMON STOCKS
(Cost $1,237,181,487)		1,246,476,270
	Troy Ounces

Commodities - 6.4%
Gold Bullion(a)	10,510	13,402,352
Silver Bullion(a)	4,372,000	71,870,871
TOTAL COMMODITIES
(Cost $84,177,258)		85,273,223
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.13% (d)	6,128,301	6,129,527
Fidelity Securities Lending Cash Central Fund 1.13% (d)(e)	44,598	44,603
TOTAL MONEY MARKET FUNDS
(Cost $6,174,125)		6,174,130
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,327,532,870)		1,337,923,623
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,564,297)
NET ASSETS - 100%		$1,336,359,326

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,466,303 or 0.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,837
Fidelity Securities Lending Cash Central Fund	30,203
Total	$80,040

Consolidated Subsidiary

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Select Cayman Gold Ltd.	$87,787,763	$17,815,270	$13,452,891	$--	$(342,822)	$(6,601,360)	$85,205,960

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2017, the Fund held $85,205,960 in the Subsidiary, representing 6.4% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Continental Gold, Inc.	$26,033,941	$4,337,521	$--	$--	$--	$(8,150,053)	$22,221,409
Premier Gold Mines Ltd.	29,885,078	2,666,090	72,855	--	(70,838)	14,426,804	46,834,279
Total	$55,919,019	$7,003,611	$72,855	$--	$(70,838)	$6,276,751	$69,055,688

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,246,476,270	$1,243,751,987	$2,724,283	$--
Commodities	85,273,223	85,273,223	--	--
Money Market Funds	6,174,130	6,174,130	--	--
Total Investments in Securities:	$1,337,923,623	$1,335,199,340	$2,724,283	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Biotechnology Portfolio

November 30, 2017

BIO-QTLY-0118
1.810668.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Biotechnology - 89.5%
Biotechnology - 89.5%
AbbVie, Inc.	3,622,772	$351,119,062
Abeona Therapeutics, Inc. (a)	424,829	7,349,542
AC Immune SA (a)	876,414	10,297,865
ACADIA Pharmaceuticals, Inc. (a)(b)	3,143,280	95,084,220
Acceleron Pharma, Inc. (a)	1,757,838	64,143,509
Achaogen, Inc. (a)(b)	1,553,725	18,582,551
Achillion Pharmaceuticals, Inc. (a)	1,171,620	3,655,454
Acorda Therapeutics, Inc. (a)	1,911,314	38,799,674
Adamas Pharmaceuticals, Inc. (a)(b)	731,433	27,172,736
Adaptimmune Therapeutics PLC sponsored ADR (a)	2,543,825	21,062,871
ADMA Biologics, Inc. (a)(b)	247,000	716,300
Aduro Biotech, Inc. (a)(b)	1,666,415	15,830,943
Advaxis, Inc. (a)(b)	422,752	1,264,028
Adverum Biotechnologies, Inc. (a)(b)	461,857	1,408,664
Agenus, Inc. (a)(b)	877,318	3,447,860
Agenus, Inc. warrants 1/9/18 (a)	1,548,000	15
Agios Pharmaceuticals, Inc. (a)	349,890	21,535,730
Aimmune Therapeutics, Inc. (a)	1,333,171	50,927,132
Akebia Therapeutics, Inc. (a)	737,178	11,470,490
Alder Biopharmaceuticals, Inc. (a)	1,059,434	11,653,774
Aldeyra Therapeutics, Inc. (a)(c)	1,076,452	7,158,406
Alexion Pharmaceuticals, Inc. (a)	2,836,955	311,526,029
Alkermes PLC (a)	1,666,711	87,152,318
Allena Pharmaceuticals, Inc. (a)(c)	614,740	8,514,149
Allena Pharmaceuticals, Inc. (c)	1,447,443	18,042,377
Alnylam Pharmaceuticals, Inc. (a)	1,586,078	213,390,934
AMAG Pharmaceuticals, Inc. (a)	509,777	7,111,389
Amarin Corp. PLC ADR (a)	1,039,731	3,399,920
Amgen, Inc.	3,836,677	673,950,673
Amicus Therapeutics, Inc. (a)(b)	3,953,862	55,037,759
AnaptysBio, Inc.	391,116	32,873,300
Applied Genetic Technologies Corp. (a)	219,494	823,103
Aptevo Therapeutics, Inc. (a)	101,833	306,517
AquaBounty Technologies, Inc. (a)(b)	7,555	29,389
Ardelyx, Inc. (a)	1,690,188	11,239,750
Arena Pharmaceuticals, Inc. (a)(c)	2,267,082	70,256,871
Argenx SE ADR (b)	552,292	17,684,390
Array BioPharma, Inc. (a)	9,071,503	102,054,409
Arsanis, Inc. (a)(b)	681,900	11,510,472
Ascendis Pharma A/S sponsored ADR (a)	151,732	5,629,257
Asterias Biotherapeutics, Inc. (a)(b)	596,713	1,461,947
Atara Biotherapeutics, Inc. (a)(b)	1,504,883	21,745,559
aTyr Pharma, Inc. (a)(b)	295,729	1,153,343
aTyr Pharma, Inc. (a)(d)	675,659	2,635,070
Audentes Therapeutics, Inc. (a)	769,214	22,199,516
Axovant Sciences Ltd. (a)	818,369	4,517,397
Bellicum Pharmaceuticals, Inc. (a)(b)(c)	2,015,217	20,212,627
BioCryst Pharmaceuticals, Inc. (a)	2,302,753	11,697,985
Biogen, Inc. (a)	1,254,311	404,101,375
Biohaven Pharmaceutical Holding Co. Ltd.	751,723	17,387,353
BioMarin Pharmaceutical, Inc. (a)	1,387,134	119,016,097
BioTime, Inc. warrants 10/1/18 (a)	30,113	5,420
Bioverativ, Inc.	619,285	30,976,636
bluebird bio, Inc. (a)	360,519	62,297,683
Blueprint Medicines Corp. (a)	1,860,911	139,679,980
Calithera Biosciences, Inc. (a)	528,522	5,549,481
Cara Therapeutics, Inc. (a)(b)	720,975	8,976,139
Catalyst Pharmaceutical Partners, Inc. (a)	282,100	1,213,030
Celgene Corp. (a)	3,272,430	329,959,117
Celldex Therapeutics, Inc. (a)(b)	3,185,766	9,557,298
Chiasma, Inc. (a)(b)(c)	1,553,299	2,640,608
Chiasma, Inc. warrants (a)(c)	382,683	100,263
Chimerix, Inc. (a)	1,871,867	8,367,245
Cidara Therapeutics, Inc. (a)(c)	146,000	1,153,400
Cidara Therapeutics, Inc. (a)(c)(d)	1,066,786	8,427,609
Clovis Oncology, Inc. (a)	927,633	58,320,287
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,610,554	12,401,266
Corvus Pharmaceuticals, Inc. (a)(b)	1,001,086	11,222,174
Cytokinetics, Inc. (a)	1,520,764	13,078,570
CytomX Therapeutics, Inc. (a)(d)	287,485	5,950,940
DBV Technologies SA sponsored ADR (a)	285,900	6,529,956
Dicerna Pharmaceuticals, Inc. (a)(b)	683,098	5,792,671
Dynavax Technologies Corp. (a)(b)	1,766,298	35,325,960
Eagle Pharmaceuticals, Inc. (a)(b)	253,208	14,954,464
Edge Therapeutics, Inc. (a)(b)	39,143	395,344
Editas Medicine, Inc. (a)(b)	750,018	21,653,020
Emergent BioSolutions, Inc. (a)	86,667	3,807,281
Enanta Pharmaceuticals, Inc. (a)	244,428	12,138,294
Epizyme, Inc. (a)(b)(c)	4,010,822	48,129,864
Esperion Therapeutics, Inc. (a)(b)	1,062,872	65,377,257
Exact Sciences Corp. (a)	1,647,700	98,005,196
Exelixis, Inc. (a)	3,417,140	92,536,151
Fate Therapeutics, Inc. (a)	1,760,366	7,745,610
Fibrocell Science, Inc. (a)(b)	274,915	401,376
FibroGen, Inc. (a)	2,097,219	99,617,903
Five Prime Therapeutics, Inc. (a)	461,000	12,147,350
Foundation Medicine, Inc. (a)(b)	56,400	3,000,480
Galapagos Genomics NV sponsored ADR (a)	674,449	59,472,913
Genmab A/S (a)	144,379	28,399,701
Genomic Health, Inc. (a)	154,728	4,686,711
GenSight Biologics SA (a)(b)(d)	446,320	2,719,910
Geron Corp. (a)(b)(c)	15,165,701	30,179,745
Gilead Sciences, Inc.	2,467,119	184,491,159
Global Blood Therapeutics, Inc. (a)(b)	1,352,405	53,352,377
GlycoMimetics, Inc. (a)	80,473	1,135,474
Halozyme Therapeutics, Inc. (a)	3,011,850	56,231,240
Heron Therapeutics, Inc. (a)(b)	929,179	16,353,550
Histogenics Corp. (a)	1,132,386	2,253,448
Idera Pharmaceuticals, Inc. (a)(b)	2,582,662	5,707,683
Ignyta, Inc. (a)	234,659	3,848,408
Immune Design Corp. (a)	941,657	3,860,794
ImmunoGen, Inc. (a)	3,576,147	22,708,533
Immunomedics, Inc. (a)(b)	3,872,997	42,060,747
Incyte Corp. (a)	1,514,559	149,926,195
Infinity Pharmaceuticals, Inc. (a)(c)	2,793,474	5,391,405
Insmed, Inc. (a)	85,600	2,669,864
Insys Therapeutics, Inc. (a)(b)	129,390	685,767
Intellia Therapeutics, Inc. (a)(b)	525,261	11,828,878
Intercept Pharmaceuticals, Inc. (a)(b)	795,568	48,855,831
Intrexon Corp. (a)(b)	168,853	2,303,155
Ionis Pharmaceuticals, Inc. (a)(b)	2,570,377	142,630,220
Iovance Biotherapeutics, Inc. (a)	1,167,382	10,564,807
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	3,567,210	61,605,717
Jounce Therapeutics, Inc. (b)	1,144,077	18,030,654
Juno Therapeutics, Inc. (a)	1,430,165	78,115,612
Karyopharm Therapeutics, Inc. (a)(c)	2,889,511	32,333,628
Keryx Biopharmaceuticals, Inc. (a)(b)	1,399,625	6,704,204
Krystal Biotech, Inc. (c)	935,400	9,821,700
Kura Oncology, Inc. (a)(b)(c)	1,585,186	25,442,235
La Jolla Pharmaceutical Co. (a)(b)(c)	1,189,798	39,679,763
Lexicon Pharmaceuticals, Inc. (a)(b)	2,063,904	21,093,099
Ligand Pharmaceuticals, Inc. Class B (a)(b)	253,301	33,397,737
Loxo Oncology, Inc. (a)(b)	1,407,136	107,997,688
Macrogenics, Inc. (a)(b)(c)	2,687,797	51,928,238
Madrigal Pharmaceuticals, Inc. (a)	427,864	21,538,674
MannKind Corp. (a)(b)	1,402,861	4,362,898
MediciNova, Inc. (a)(b)	794,520	5,545,750
Merrimack Pharmaceuticals, Inc. (b)	283,346	3,275,480
MiMedx Group, Inc. (a)(b)	45,164	522,547
Minerva Neurosciences, Inc. (a)(c)	3,412,814	19,623,681
Miragen Therapeutics, Inc. (a)(c)	2,466,347	19,656,786
Molecular Templates, Inc. (a)	33,358	273,536
Momenta Pharmaceuticals, Inc. (a)	1,203,956	16,614,593
NantKwest, Inc. (a)(b)	232,943	1,141,421
Neurocrine Biosciences, Inc. (a)	2,119,651	152,381,710
NewLink Genetics Corp. (a)(b)	536,364	4,703,912
Novavax, Inc. (a)(b)	4,531,721	6,163,141
Novelion Therapeutics, Inc. (a)	462,707	1,762,914
Opko Health, Inc. (a)(b)	495,267	2,600,152
Oragenics, Inc. (a)	1,558,058	623,223
OvaScience, Inc. (a)	493,691	735,600
Ovid Therapeutics, Inc.	436,900	5,378,239
Ovid Therapeutics, Inc. (d)	483,349	5,950,026
Portola Pharmaceuticals, Inc. (a)	1,834,703	93,111,177
Progenics Pharmaceuticals, Inc. (a)	1,482,048	8,566,237
Protagonist Therapeutics, Inc. (a)	622,963	12,147,779
Proteostasis Therapeutics, Inc. (a)(b)	674,200	1,746,178
Prothena Corp. PLC (a)(b)	769,935	35,794,278
PTC Therapeutics, Inc. (a)	897,445	14,314,248
Puma Biotechnology, Inc. (a)	968,723	102,587,766
Radius Health, Inc. (a)(b)	1,892,815	53,585,593
Regeneron Pharmaceuticals, Inc. (a)	760,463	275,181,141
REGENXBIO, Inc. (a)	1,223,908	34,391,815
Regulus Therapeutics, Inc. (a)(b)	4,440,151	4,040,093
Repligen Corp. (a)	768,386	27,239,284
Retrophin, Inc. (a)	1,046,003	23,576,908
Rigel Pharmaceuticals, Inc. (a)	671,200	2,792,192
Sage Therapeutics, Inc. (a)	974,693	90,071,380
Sangamo Therapeutics, Inc. (a)	4,157,515	67,351,743
Sarepta Therapeutics, Inc. (a)(b)	929,886	51,766,754
Seattle Genetics, Inc. (a)(b)	1,854,790	113,012,355
Selecta Biosciences, Inc. (a)(b)	330,979	3,528,236
Seres Therapeutics, Inc.(a)(c)	1,028,440	10,798,620
Seres Therapeutics, Inc.(a)(c)(d)	1,292,035	13,566,368
Sienna Biopharmaceuticals, Inc.	208,531	4,203,985
Spark Therapeutics, Inc. (a)(b)	1,446,320	105,914,014
Spectrum Pharmaceuticals, Inc. (a)	4,275,590	83,801,564
Stemline Therapeutics, Inc. (a)(b)(c)	1,418,948	21,851,799
Syndax Pharmaceuticals, Inc. (a)	531,345	4,654,582
Synlogic, Inc. (a)(b)	14,999	153,140
Syros Pharmaceuticals, Inc. (a)(b)	557,661	8,281,266
Syros Pharmaceuticals, Inc. (d)	303,621	4,508,772
TESARO, Inc. (a)(b)	713,007	60,320,392
TG Therapeutics, Inc. (a)(b)(c)	3,770,611	32,427,255
Tocagen, Inc. (b)	619,000	7,390,860
Trevena, Inc. (a)	1,105,549	1,835,211
Ultragenyx Pharmaceutical, Inc. (a)(b)	1,624,821	82,037,212
uniQure B.V. (a)	109,957	1,664,749
United Therapeutics Corp. (a)	206,725	26,872,183
Vanda Pharmaceuticals, Inc. (a)	1,013,092	14,233,943
Vertex Pharmaceuticals, Inc. (a)	2,382,008	343,699,934
Vital Therapies, Inc. (a)(b)	1,796,682	8,893,576
Voyager Therapeutics, Inc. (a)(c)	2,335,474	34,167,985
Xencor, Inc. (a)	1,535,143	33,327,955
Zafgen, Inc. (a)(c)	2,712,346	10,605,273
Zealand Pharma A/S (a)(b)	400,644	5,670,307
Zealand Pharma A/S sponsored ADR	70,278	960,700
		7,844,747,299
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
RPI International Holdings LP (a)(e)(f)	54,958	7,503,141
Health Care Equipment & Supplies - 0.4%
Health Care Equipment - 0.4%
Bellerophon Therapeutics, Inc. (a)(b)	649,770	1,254,056
Novocure Ltd. (a)	646,289	12,441,063
Novocure Ltd. (a)(d)	701,713	13,507,975
Vermillion, Inc. (a)(b)(c)	4,260,663	7,285,734
Zosano Pharma Corp. (a)(b)	226,040	137,658
		34,626,486
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
G1 Therapeutics, Inc.	748,700	15,385,785
OptiNose, Inc. (b)	153,915	2,938,237
		18,324,022
Health Care Technology - 0.0%
Health Care Technology - 0.0%
NantHealth, Inc. (a)	107,400	346,902
Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
Morphosys AG (a)(b)	106,900	10,091,224
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	47,668
Pharmaceuticals - 7.3%
Pharmaceuticals - 7.3%
Aclaris Therapeutics, Inc. (a)	585,786	13,888,986
Adimab LLC (e)(f)(g)	1,954,526	66,962,061
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(f)	8,274,568	8,440,059
Akcea Therapeutics, Inc.	610,000	11,644,900
Aradigm Corp. (a)	148,009	630,518
Aradigm Corp. (a)	11,945	50,886
Avexis, Inc. (a)	565,781	53,641,697
Axsome Therapeutics, Inc. (a)	640,752	3,620,249
Clementia Pharmaceuticals, Inc.	390,500	6,205,045
Corcept Therapeutics, Inc. (a)(b)	185,022	3,319,295
Dermira, Inc. (a)(b)	1,482,491	37,951,770
Dova Pharmaceuticals, Inc. (b)	1,174,071	35,069,501
Egalet Corp. (a)(b)	393,705	519,691
GW Pharmaceuticals PLC ADR (a)(b)	287,940	35,845,651
Horizon Pharma PLC (a)	421,940	6,067,497
InflaRx NV (a)	2,500	53,200
Intra-Cellular Therapies, Inc. (a)	721,948	11,190,194
Jazz Pharmaceuticals PLC (a)	128,913	18,014,303
Kala Pharmaceuticals, Inc. (b)	468,500	8,971,775
Kolltan Pharmaceuticals, Inc. rights (f)	10,639,609	1,595,941
Melinta Therapeutics, Inc. (a)	780,974	13,276,558
MyoKardia, Inc. (a)	1,143,354	42,018,260
Nektar Therapeutics (a)	611,811	33,031,676
NeurogesX, Inc. (a)(c)(f)	2,550,000	26
Ocular Therapeutix, Inc. (a)(b)	944,328	3,890,631
Pacira Pharmaceuticals, Inc. (a)	246,535	11,389,917
Paratek Pharmaceuticals, Inc. (a)	864,832	16,302,083
Reata Pharmaceuticals, Inc. (a)	343,197	8,717,204
Repros Therapeutics, Inc. (a)(b)	677,090	279,977
Rhythm Pharmaceuticals, Inc. (b)	264,945	7,572,128
scPharmaceuticals, Inc. (a)	154,500	2,536,890
Spero Therapeutics, Inc. (a)	622,000	7,432,900
Stemcentrx, Inc. rights 12/31/21 (a)(f)	876,163	2,575,919
Tetraphase Pharmaceuticals, Inc. (a)	713,603	4,581,331
The Medicines Company (a)(b)	1,036,508	30,058,732
TherapeuticsMD, Inc. (a)	3,820,342	24,068,155
Theravance Biopharma, Inc. (a)(b)	567,100	16,133,995
UroGen Pharma Ltd.	540,130	21,805,048
WAVE Life Sciences (a)(b)	900,961	33,515,749
Zogenix, Inc. (a)	849,302	32,995,383
		635,865,781
Software - 0.0%
Application Software - 0.0%
Precipio, Inc. (e)	7,883	10,248
TOTAL COMMON STOCKS
(Cost $5,862,463,731)		8,551,562,771

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.8%
Biotechnology - 1.7%
Biotechnology - 1.7%
23andMe, Inc. Series E (a)(e)(f)	1,505,457	20,902,066
Axcella Health, Inc. Series C (a)(e)(f)	1,642,272	16,554,102
Immunocore Ltd. Series A (a)(e)(f)	73,318	26,000,493
Moderna Therapeutics, Inc.:
Series D (a)(e)(f)	2,074,940	14,960,317
Series E (a)(e)(f)	2,698,970	19,459,574
Scholar Rock LLC Series B (a)(e)(f)	4,276,340	13,812,578
Translate Bio Series B (a)(e)(f)	5,634,091	16,169,841
Twist Bioscience Corp.:
Series C (a)(e)(f)	8,133,875	17,452,856
Series D (a)(e)(f)	1,976,343	4,240,639
		149,552,466
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (a)(e)(f)	856,366	3,243,572
Series B (a)(e)(f)	2,783,187	10,541,599
		13,785,171
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(e)(f)	8,274,568	83

TOTAL CONVERTIBLE PREFERRED STOCKS		163,337,720

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (a)(e)(f)	588,700	6,581,666
TOTAL PREFERRED STOCKS
(Cost $116,260,659)		169,919,386

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 1.13% (h)	47,965,093	47,974,686
Fidelity Securities Lending Cash Central Fund 1.13% (h)(i)	691,783,793	691,852,971
TOTAL MONEY MARKET FUNDS
(Cost $739,762,334)		739,827,657
TOTAL INVESTMENT IN SECURITIES - 107.9%
(Cost $6,718,486,724)		9,461,309,814
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(696,749,800)
NET ASSETS - 100%		$8,764,560,014

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,266,670 or 0.7% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $244,394,835 or 2.8% of net assets.

 (f) Level 3 security

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
Adimab LLC	9/17/14 - 6/5/15	$31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$3,723,556
Axcella Health, Inc. Series C	1/30/15	$16,554,102
Codiak Biosciences, Inc. Series A	11/12/15	$856,366
Codiak Biosciences, Inc. Series B	11/12/15	$8,349,561
Immunocore Ltd. Series A	7/27/15	$13,796,921
Moderna Therapeutics, Inc. Series D	11/6/13	$9,158,071
Moderna Therapeutics, Inc. Series E	12/18/14	$11,912,324
Precipio, Inc.	2/3/12	$2,828,200
RPI International Holdings LP	5/21/15	$6,479,548
Scholar Rock LLC Series B	12/17/15	$12,829,020
Translate Bio Series B	7/17/15	$6,084,818
Twist Bioscience Corp. Series C	5/29/15	$12,199,999
Twist Bioscience Corp. Series D	1/8/16	$4,240,639
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$367,395
Fidelity Securities Lending Cash Central Fund	8,334,398
Total	$8,701,793

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acceleron Pharma, Inc.	$98,051,765	$--	$67,951,344	$--	$(6,325,262)	$40,368,349	$--
Acorda Therapeutics, Inc.	62,530,736	--	11,978,235	--	(2,565,438)	(9,187,389)	--
Adamas Pharmaceuticals, Inc.	32,978,322	--	23,098,473	--	4,892,064	12,400,824	--
Alder Biopharmaceuticals, Inc.	67,312,513	3,848,000	27,436,816	--	(48,227,931)	16,158,008	--
Aldeyra Therapeutics, Inc.	5,663,057	--	325,290	--	(215,509)	2,036,148	7,158,406
Allena Pharmaceuticals, Inc.	--	8,606,360	--	--	--	(92,211)	8,514,149
Allena Pharmaceuticals, Inc.	--	--	--	--	--	2,032,055	18,042,377
Arena Pharmaceuticals, Inc.	--	57,852,518	--	--	--	12,404,353	70,256,871
Atara Biotherapeutics, Inc.	28,569,877	1,321,546	7,798,760	--	(12,470,561)	12,123,458	--
Avexis, Inc.	89,004,815	--	75,870,585	--	44,355,533	(3,848,067)	--
Axsome Therapeutics, Inc.	6,093,929	--	3,430,266	--	(2,856,891)	3,813,477	--
Bellicum Pharmaceuticals, Inc.	12,222,396	13,883,148	450,510	--	(650,280)	(4,792,127)	20,212,627
Blueprint Medicines Corp.	55,635,200	20,993,071	8,610,073	--	1,847,912	69,813,870	--
Chiasma, Inc.	2,641,278	--	163,602	--	(1,826,742)	1,989,674	2,640,608
Chiasma, Inc. warrants	105,173	--	--	--	--	(4,910)	100,263
Cidara Therapeutics, Inc.	1,051,200	--	--	--	--	102,200	1,153,400
Cidara Therapeutics, Inc.	7,680,859	--	--	--	--	746,750	8,427,609
Cytokinetics, Inc.	23,813,727	3,369,062	18,359,197	--	5,893,036	(1,638,058)	--
Cytokinetics, Inc. warrants 6/25/17	3,409,874	--	--	--	--	(3,409,874)	--
Egalet Corp.	10,675,696	--	5,296,262	--	(15,864,841)	11,005,098	--
Epizyme, Inc.	81,256,291	--	25,896,419	--	(28,327,565)	21,097,557	48,129,864
Fibrocell Science, Inc.	1,702,568	--	1,340,036	--	(2,678,704)	2,717,548	--
Geron Corp.	33,988,815	--	1,281,818	--	(2,359,101)	(168,151)	30,179,745
Global Blood Therapeutics, Inc.	68,660,137	793,483	33,748,314	--	23,806,126	(6,159,054)	--
Histogenics Corp.	1,891,085	--	--	--	--	362,364	--
Infinity Pharmaceuticals, Inc.	--	7,961,514	--	--	--	(2,570,109)	5,391,405
Jounce Therapeutics, Inc.	35,864,035	--	12,024,991	--	5,163,330	(10,971,721)	--
Karyopharm Therapeutics, Inc.	32,829,502	--	2,579,121	--	(7,481,444)	9,564,691	32,333,628
Krystal Biotech, Inc.	--	9,354,000	--	--	--	467,700	9,821,700
Kura Oncology, Inc.	15,816,712	--	3,603,671	--	1,131,423	12,097,771	25,442,235
La Jolla Pharmaceutical Co.	38,332,223	1,652,643	--	--	--	(305,103)	39,679,763
Loxo Oncology, Inc.	86,708,884	140,955	41,396,772	--	25,817,986	36,726,636	--
Macrogenics, Inc.	62,162,107	--	4,519,947	--	(4,703,603)	(1,010,319)	51,928,238
Melinta Therapeutics, Inc.	14,107,872	--	866,619	--	(7,516,642)	7,551,947	--
Minerva Neurosciences, Inc.	29,051,873	4,115,250	2,382,215	--	(3,155,116)	(8,006,111)	19,623,681
Miragen Therapeutics, Inc.	32,333,809	--	--	--	--	(12,677,023)	19,656,786
MyoKardia, Inc.	32,129,339	--	23,335,347	--	8,032,769	25,191,499	--
NeurogesX, Inc.	26	--	--	--	--	--	26
Paratek Pharmaceuticals, Inc.	19,671,688	--	10,151,041	--	4,952,270	1,829,166	--
Radius Health, Inc.	133,725,306	--	45,530,655	--	(6,425,601)	(28,183,457)	--
Seres Therapeutics, Inc.	9,955,299	--	--	--	--	843,321	10,798,620
Seres Therapeutics, Inc.	12,506,899	--	--	--	--	1,059,469	13,566,368
Stemline Therapeutics, Inc.	14,228,893	--	6,897,258	--	(1,895,157)	16,415,321	21,851,799
Syndax Pharmaceuticals, Inc.	11,352,881	930,086	5,897,575	--	(1,556,242)	(174,568)	--
TG Therapeutics, Inc.	16,717,918	21,596,708	10,498,901	--	(10,701,766)	15,313,296	32,427,255
UroGen Pharma Ltd.	--	7,830,290	2,578,443	--	1,769,843	14,783,358	--
Vermillion, Inc.	9,842,132	--	--	--	--	(2,556,398)	7,285,734
Versartis, Inc.	58,725,590	--	14,194,538	--	(41,519,699)	(3,011,352)	--
Vital Therapies, Inc.	5,541,828	4,712,000	3,132,569	--	(19,530)	1,791,847	--
Voyager Therapeutics, Inc.	34,640,913	--	4,581,104	--	(183,312)	4,291,488	34,167,985
WAVE Life Sciences	42,795,006	--	10,775,780	--	2,787,007	(1,290,484)	--
Zafgen, Inc.	10,768,014	--	--	--	--	(162,741)	10,605,273
Zosano Pharma Corp.	3,155,743	--	657,371	--	(8,678,386)	6,317,673	--
Total	$1,457,903,805	$168,960,634	$518,639,918	$--	$(87,756,024)	$263,197,689	$549,396,415

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$8,551,562,771	$8,446,342,969	$18,142,655	$87,077,147
Preferred Stocks	169,919,386	--	--	169,919,386
Money Market Funds	739,827,657	739,827,657	--	--
Total Investments in Securities:	$9,461,309,814	$9,186,170,626	$18,142,655	$256,996,533

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$178,837,945
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	13,565,985
Cost of Purchases	--
Proceeds of Sales	(22,484,544)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$169,919,386
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2017	$11,145,972
Other Investments in Securities
Beginning Balance	$67,962,514
Total Realized Gain (Loss)	4,515,687
Total Unrealized Gain (Loss)	19,050,756
Cost of Purchases	63,877
Proceeds of Sales	(4,515,687)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$87,077,147
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2017	$19,050,756

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain pricesfrom one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$256,996,533	Recovery value	Recovery value	0.0%	Increase
		Market comparable	Transaction price	$1.98 - $202.86 / $45.62	Increase
			Premium rate	15.0%	Increase
			Proxy premium	7.7% - 76.0% / 35.4%	Increase
		Market approach	Transaction price	$2.15 - $13.88/ $7.91	Increase
		Discount cash flow	Discount rate	8.0% - 12.2% / 10.7%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Probability rate	6.3% - 69.0% / 7.8%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Service Portfolio

November 30, 2017

ENS-QTLY-0118
1.810703.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
Enterprise Group, Inc. (a)(b)	5,565,237	$1,401,932
Energy Equipment & Services - 92.0%
Oil & Gas Drilling - 16.8%
Borr Drilling Ltd. (c)	910,564	4,049,651
Independence Contract Drilling, Inc. (a)	1,712,283	6,078,605
Nabors Industries Ltd.	1,958,460	11,829,098
Odfjell Drilling A/S (a)	3,410,827	14,718,364
Parker Drilling Co. (a)	6,783,793	6,648,796
Pioneer Energy Services Corp. (a)	929,713	1,952,397
Shelf Drilling Ltd. (d)(e)	1,115,203	8,646,076
Trinidad Drilling Ltd. (a)	8,538,900	10,324,911
Xtreme Drilling & Coil Services Corp. (a)(b)	4,497,131	7,668,634
		71,916,532
Oil & Gas Equipment & Services - 75.2%
Baker Hughes, a GE Co. Class A	1,284,473	38,187,382
BW Offshore Ltd. (a)(c)	1,490,972	4,802,968
C&J Energy Services, Inc.	404,000	12,629,040
CSI Compressco LP	1,431,381	7,257,102
Dril-Quip, Inc. (a)	278,800	13,368,460
Fairmount Santrol Holidings, Inc. (a)(c)	206,800	996,776
Frank's International NV (c)	1,707,864	10,639,993
Halliburton Co.	1,295,934	54,144,122
Helix Energy Solutions Group, Inc. (a)	892,929	5,937,978
Key Energy Services, Inc. (c)	44,605	442,482
McCoy Global, Inc. (a)	1,049,550	1,147,049
National Oilwell Varco, Inc.	181,962	6,104,825
Newpark Resources, Inc. (a)	743,352	6,578,665
Oceaneering International, Inc.	983,025	19,208,309
Oil States International, Inc. (a)	88,700	2,111,060
RigNet, Inc. (a)(b)(c)	1,143,047	18,403,057
Schlumberger Ltd.	838,511	52,700,416
Smart Sand, Inc. (c)	1,156,232	9,215,169
Spectrum ASA (a)	852,542	3,935,069
Superior Drilling Products, Inc. (a)(b)(c)	2,409,569	3,011,961
Superior Energy Services, Inc. (a)	387,200	3,736,480
TechnipFMC PLC	153,662	4,400,880
Tesco Corp. (a)(b)	3,766,204	15,253,126
TETRA Technologies, Inc. (a)	4,874,461	19,595,333
TETRA Technologies, Inc. warrants 12/14/21	300,100	319,306
Weatherford International PLC (c)	2,295,066	7,573,718
		321,700,726

TOTAL ENERGY EQUIPMENT & SERVICES		393,617,258

Oil, Gas & Consumable Fuels - 2.7%
Oil & Gas Storage & Transport - 2.7%
Golar LNG Ltd.	72,833	1,799,703
StealthGas, Inc. (a)(b)	2,429,498	9,645,107
		11,444,810
Textiles, Apparel & Luxury Goods - 0.7%
Textiles - 0.7%
Ranger Energy Services, Inc. Class A	336,187	3,170,243
TOTAL COMMON STOCKS
(Cost $468,425,772)		409,634,243

Money Market Funds - 4.3%
Fidelity Securities Lending Cash Central Fund 1.13% (f)(g)
(Cost $18,420,630)	18,419,450	18,421,292
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $486,846,402)		428,055,535
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,552,390)
NET ASSETS - 100%		$409,503,145

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,646,076 or 2.0% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,688
Fidelity Securities Lending Cash Central Fund	307,651
Total	$312,339

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Borr Drilling Ltd.	$23,110,873	$--	$22,961,756	$--	$11,471,450	$(8,385,366)	$--
Enterprise Group, Inc.	1,340,819	--	--	--	--	61,113	1,401,932
Forbes Energy Services Ltd.	62,930	--	16,345	--	(4,734,595)	4,688,010	--
Parker Drilling Co.	10,581,966	4,199,764	1,915,744	--	(1,585,170)	(4,632,020)	--
RigNet, Inc.	27,747,812	2,935,163	11,920,054	--	2,106,019	(2,465,883)	18,403,057
StealthGas, Inc.	10,668,491	1,259,064	1,491,188	--	(2,402,824)	1,611,564	9,645,107
Superior Drilling Products, Inc.	2,481,856	--	--	--	--	530,105	3,011,961
Tesco Corp.	22,842,845	6,169,667	1,094,702	--	(71,032)	(12,593,652)	15,253,126
TETRA Technologies, Inc.	33,925,982	12,071,974	23,732,679	--	(9,732,247)	7,062,303	--
TETRA Technologies, Inc. warrants 12/14/21	435,145	--	--	--	--	(115,839)	--
Xtreme Drilling & Coil Services Corp.	10,443,266	488,196	2,670,537	--	(2,831,300)	2,239,009	7,668,634
Total	$143,641,985	$27,123,828	$65,803,005	$--	$(7,779,699)	$(12,000,656)	$55,383,817

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$409,634,243	$400,668,861	$319,306	$8,646,076
Money Market Funds	18,421,292	18,421,292	--	--
Total Investments in Securities:	$428,055,535	$419,090,153	$319,306	$8,646,076

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$--
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(275,548)
Cost of Purchases	8,921,624
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$8,646,076
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2017	$(275,548)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$8,646,076	Market approach	Transaction price	$7.75	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Insurance Portfolio

November 30, 2017

PRC-QTLY-0118
1.810674.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Banks - 0.0%
Regional Banks - 0.0%
Hilltop Holdings, Inc.	500	$12,435
Capital Markets - 2.9%
Asset Management & Custody Banks - 2.9%
Apollo Global Management LLC Class A	96,444	3,019,662
Ares Management LP	296,714	5,474,373
Brighthouse Financial, Inc.	39,106	2,299,042
		10,793,077
Consumer Finance - 0.2%
Consumer Finance - 0.2%
J.G. Wentworth Co. (a)(b)	179,100	2,149
OneMain Holdings, Inc. (a)	21,900	565,239
		567,388
Diversified Financial Services - 7.2%
Multi-Sector Holdings - 5.1%
Berkshire Hathaway, Inc. Class B (a)	99,400	19,185,194
Other Diversified Financial Services - 2.1%
Cannae Holdings, Inc. (a)	16,099	293,163
Voya Financial, Inc.	169,600	7,496,320
		7,789,483

TOTAL DIVERSIFIED FINANCIAL SERVICES		26,974,677

Insurance - 87.2%
Insurance Brokers - 13.8%
Aon PLC	63,200	8,861,904
Arthur J. Gallagher & Co.	141,800	9,334,694
Brown & Brown, Inc.	153,700	7,877,125
Marsh & McLennan Companies, Inc.	229,900	19,295,507
Willis Group Holdings PLC	36,728	5,905,862
		51,275,092
Life & Health Insurance - 23.6%
AFLAC, Inc.	120,100	10,525,564
CNO Financial Group, Inc.	158,700	4,000,827
FBL Financial Group, Inc. Class A	300	22,620
Genworth Financial, Inc. Class A (a)	335,600	1,137,684
MetLife, Inc.	494,275	26,532,682
Primerica, Inc.	37,200	3,868,800
Principal Financial Group, Inc.	175,200	12,402,408
Prudential Financial, Inc.	84,489	9,787,206
Sony Financial Holdings, Inc.	375,700	6,389,779
Torchmark Corp.	72,700	6,459,395
Unum Group	117,861	6,673,290
		87,800,255
Multi-Line Insurance - 13.3%
American International Group, Inc.	593,400	35,580,264
Hartford Financial Services Group, Inc.	164,700	9,460,368
Loews Corp.	75,400	3,791,112
Zurich Insurance Group AG	2,732	825,363
		49,657,107
Property & Casualty Insurance - 31.5%
Allstate Corp.	115,200	11,826,432
AmTrust Financial Services, Inc. (b)	66,400	640,096
Arch Capital Group Ltd. (a)	49,200	4,658,748
Argo Group International Holdings, Ltd.	12,581	770,586
Aspen Insurance Holdings Ltd.	78,100	3,202,100
Assured Guaranty Ltd.	81,000	2,941,110
Axis Capital Holdings Ltd.	11,100	581,529
Chubb Ltd.	311,905	47,443,868
First American Financial Corp.	69,300	3,852,387
FNF Group	79,500	3,216,570
Hanover Insurance Group, Inc.	33,200	3,572,320
Markel Corp. (a)	3,600	3,984,840
MBIA, Inc. (a)(b)	70,200	591,084
Mercury General Corp.	200	10,976
The Travelers Companies, Inc.	221,100	29,974,527
		117,267,173
Reinsurance - 5.0%
Maiden Holdings Ltd.	700	4,550
Muenchener Rueckversicherungs AG	11,300	2,514,445
Reinsurance Group of America, Inc.	97,133	15,740,403
Third Point Reinsurance Ltd. (a)	35,000	593,250
		18,852,648

TOTAL INSURANCE		324,852,275

Software - 0.3%
Application Software - 0.3%
Black Knight, Inc. (a)	24,357	1,093,629
TOTAL COMMON STOCKS
(Cost $202,914,646)		364,293,481

Nonconvertible Preferred Stocks - 0.0%
Insurance - 0.0%
Life & Health Insurance - 0.0%
Torchmark Corp. 6.125%
(Cost $76,079)	3,059	81,706

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.13% (c)	7,000,814	7,002,214
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	971,412	971,509
TOTAL MONEY MARKET FUNDS
(Cost $7,973,045)		7,973,723
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $210,963,770)		372,348,910
NET OTHER ASSETS (LIABILITIES) - 0.0%		104,890
NET ASSETS - 100%		$372,453,800

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,901
Fidelity Securities Lending Cash Central Fund	8,166
Total	$128,067

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$364,293,481	$357,903,702	$6,389,779	$--
Nonconvertible Preferred Stocks	81,706	81,706	--	--
Money Market Funds	7,973,723	7,973,723	--	--
Total Investments in Securities:	$372,348,910	$365,959,131	$6,389,779	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$5,025,270
Level 2 to Level 1	$997,919

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Retailing Portfolio

November 30, 2017

RET-QTLY-0118
1.810717.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Distributors - 1.2%
Distributors - 1.2%
LKQ Corp. (a)	578,900	$22,820,238
Food & Staples Retailing - 1.6%
Food Retail - 0.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	176,900	9,020,851
Hypermarkets & Super Centers - 1.1%
Costco Wholesale Corp.	114,043	21,032,950

TOTAL FOOD & STAPLES RETAILING		30,053,801

Health Care Providers & Services - 0.4%
Health Care Facilities - 0.4%
Ryman Healthcare Group Ltd.	1,203,809	8,631,208
Hotels, Restaurants & Leisure - 1.0%
Leisure Facilities - 0.4%
Cedar Fair LP (depositary unit)	112,525	7,637,072
Restaurants - 0.6%
U.S. Foods Holding Corp. (a)	377,900	11,004,448

TOTAL HOTELS, RESTAURANTS & LEISURE		18,641,520

Household Durables - 0.7%
Household Appliances - 0.7%
Techtronic Industries Co. Ltd.	2,257,000	13,047,579
Internet & Direct Marketing Retail - 35.9%
Internet & Direct Marketing Retail - 35.9%
Amazon.com, Inc. (a)	385,430	453,554,751
Expedia, Inc.	212,700	26,055,750
Liberty Interactive Corp. QVC Group Series A (a)	1,270,700	31,005,080
Netflix, Inc. (a)	427,900	80,265,482
Priceline Group, Inc. (a)	55,320	96,240,757
YOOX SpA (a)	121,200	3,967,103
		691,088,923
Leisure Products - 0.3%
Leisure Products - 0.3%
Mattel, Inc. (b)	377,600	6,891,200
Media - 0.4%
Movies & Entertainment - 0.4%
Cinemark Holdings, Inc.	192,000	6,933,120
Multiline Retail - 6.3%
Department Stores - 0.8%
Macy's, Inc. (b)	614,700	14,629,860
General Merchandise Stores - 5.5%
B&M European Value Retail S.A.	2,233,396	11,535,078
Dollar General Corp.	747,900	65,875,032
Dollar Tree, Inc. (a)	279,000	28,670,040
		106,080,150

TOTAL MULTILINE RETAIL		120,710,010

Personal Products - 0.5%
Personal Products - 0.5%
Coty, Inc. Class A	527,600	9,090,548
Specialty Retail - 46.1%
Apparel Retail - 10.4%
Inditex SA	261,098	9,235,822
L Brands, Inc. (b)	650,683	36,483,796
Ross Stores, Inc.	885,900	67,354,977
TJX Companies, Inc.	1,158,300	87,509,565
		200,584,160
Automotive Retail - 6.6%
Advance Auto Parts, Inc.	95,000	9,595,000
AutoZone, Inc. (a)	91,463	62,813,130
O'Reilly Automotive, Inc. (a)	232,386	54,891,897
		127,300,027
Home Improvement Retail - 23.5%
Home Depot, Inc.	2,175,600	391,216,392
Lowe's Companies, Inc.	733,000	61,110,210
		452,326,602
Specialty Stores - 5.6%
Sally Beauty Holdings, Inc. (a)	271,200	4,623,960
Signet Jewelers Ltd. (b)	278,100	14,541,849
Tiffany & Co., Inc.	347,400	32,829,300
Tractor Supply Co.	338,600	23,106,064
Ulta Beauty, Inc.	145,200	32,192,292
		107,293,465

TOTAL SPECIALTY RETAIL		887,504,254

Textiles, Apparel & Luxury Goods - 2.1%
Apparel, Accessories & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	89,157	5,969,953
Luxottica Group SpA	149,700	8,704,114
Prada SpA	3,874,600	13,196,208
		27,870,275
Footwear - 0.7%
NIKE, Inc. Class B	217,840	13,161,893

TOTAL TEXTILES, APPAREL & LUXURY GOODS		41,032,168

TOTAL COMMON STOCKS
(Cost $1,002,328,073)		1,856,444,569

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 1.13% (c)	24,959,551	24,964,543
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	40,947,032	40,951,127
TOTAL MONEY MARKET FUNDS
(Cost $65,915,670)		65,915,670
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,068,243,743)		1,922,360,239
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,441,041
NET ASSETS - 100%		$1,923,801,280

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$224,470
Fidelity Securities Lending Cash Central Fund	181,242
Total	$405,712

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,856,444,569	$1,847,208,747	$9,235,822	$--
Money Market Funds	65,915,670	65,915,670	--	--
Total Investments in Securities:	$1,922,360,239	$1,913,124,417	$9,235,822	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Pharmaceuticals Portfolio

November 30, 2017

PHR-QTLY-0118
1.810707.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Biotechnology - 12.4%
Biotechnology - 12.4%
Ablynx NV (a)(b)	263,300	$6,104,892
Ablynx NV sponsored ADR	43,100	993,024
AC Immune SA (a)(b)	189,400	2,225,450
Acceleron Pharma, Inc. (a)	95,100	3,470,199
Alnylam Pharmaceuticals, Inc. (a)	42,000	5,650,680
Amgen, Inc.	138,800	24,381,608
Biogen, Inc. (a)	39,200	12,629,064
Blueprint Medicines Corp. (a)	67,900	5,096,574
Clovis Oncology, Inc. (a)	29,300	1,842,091
Cytokinetics, Inc. (a)	134,100	1,153,260
Epizyme, Inc. (a)	151,500	1,818,000
Leap Therapeutics, Inc. (b)	34,100	220,286
Olivo Labs (c)(d)	6,851	3,220
Sarepta Therapeutics, Inc. (a)(b)	72,600	4,041,642
Shire PLC sponsored ADR	67,000	9,966,250
Spark Therapeutics, Inc. (a)	10,168	744,603
TESARO, Inc. (a)	43,841	3,708,949
uniQure B.V. (a)	252,718	3,826,151
Vertex Pharmaceuticals, Inc. (a)	59,100	8,527,539
Xencor, Inc. (a)	146,268	3,175,478
		99,578,960
Chemicals - 0.7%
Specialty Chemicals - 0.7%
Codexis, Inc. (a)	797,929	5,505,710
Health Care Equipment & Supplies - 2.9%
Health Care Equipment - 2.9%
Becton, Dickinson & Co.	67,500	15,404,175
DexCom, Inc. (a)(b)	60,200	3,517,486
Insulet Corp. (a)	66,800	4,791,564
		23,713,225
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	57,200
Pharmaceuticals - 83.3%
Pharmaceuticals - 83.3%
Aclaris Therapeutics, Inc. (a)	147,900	3,506,709
Allergan PLC	275,638	47,914,154
Amphastar Pharmaceuticals, Inc. (a)	145,500	2,850,345
Astellas Pharma, Inc.	390,100	4,959,098
AstraZeneca PLC sponsored ADR	2,240,000	73,628,800
Avexis, Inc. (a)	38,263	3,627,715
Bristol-Myers Squibb Co.	631,610	39,911,436
GlaxoSmithKline PLC sponsored ADR (b)	932,300	32,686,438
Horizon Pharma PLC (a)	35,200	506,176
Impax Laboratories, Inc. (a)	224,800	3,742,920
Indivior PLC (a)	691,200	3,466,160
Jazz Pharmaceuticals PLC (a)	45,400	6,344,196
Johnson & Johnson	722,800	100,707,723
Lannett Co., Inc. (a)(b)	71,200	1,883,240
Mallinckrodt PLC (a)	494,000	10,779,080
Merck & Co., Inc.	357,936	19,783,123
Mylan N.V. (a)	271,300	9,910,589
MyoKardia, Inc. (a)	172,500	6,339,375
Nektar Therapeutics (a)	334,300	18,048,857
Novartis AG sponsored ADR	677,898	58,163,648
Novo Nordisk A/S Series B sponsored ADR	384,600	19,910,742
Perrigo Co. PLC	92,400	8,058,204
Pfizer, Inc.	1,632,688	59,201,267
Reata Pharmaceuticals, Inc. (a)	160,600	4,079,240
Revance Therapeutics, Inc. (a)(b)	201,600	5,594,400
Roche Holding AG (participation certificate)	127,913	32,325,548
Sanofi SA sponsored ADR	1,345,022	61,386,804
Sosei Group Corp. (a)(b)	35,900	3,538,412
Supernus Pharmaceuticals, Inc. (a)	65,900	2,491,020
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	51,800	767,676
The Medicines Company (a)(b)	176,884	5,129,636
Theravance Biopharma, Inc. (a)(b)	272,597	7,755,385
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	926,900	3,165,007
Valeant Pharmaceuticals International, Inc. (Canada) (a)	113,500	1,901,125
WAVE Life Sciences (a)	121,700	4,527,240
		668,591,488
TOTAL COMMON STOCKS
(Cost $647,009,200)		797,446,583

Money Market Funds - 6.8%
Fidelity Securities Lending Cash Central Fund 1.13% (e)(f)
(Cost $54,162,794)	54,158,808	54,164,224
TOTAL INVESTMENT IN SECURITIES - 106.1%
(Cost $701,171,994)		851,610,807
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(48,593,839)
NET ASSETS - 100%		$803,016,968

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,220 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Olivo Labs	2/8/17	$8,290

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,222
Fidelity Securities Lending Cash Central Fund	531,046
Total	$561,268

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$797,446,583	$756,620,305	$40,823,058	$3,220
Money Market Funds	54,164,224	54,164,224	--	--
Total Investments in Securities:	$851,610,807	$810,784,529	$40,823,058	$3,220

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Finance Portfolio

November 30, 2017

SAV-QTLY-0118
1.810686.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Banks - 10.3%
Diversified Banks - 7.6%
Bank of America Corp.	34,500	$971,865
JPMorgan Chase & Co.	43,600	4,557,072
Wells Fargo & Co.	35,200	1,987,744
		7,516,681
Regional Banks - 2.7%
Huntington Bancshares, Inc.	141,400	2,036,160
SVB Financial Group (a)	2,600	591,864
		2,628,024

TOTAL BANKS		10,144,705

Consumer Finance - 48.1%
Consumer Finance - 48.1%
Ally Financial, Inc.	279,300	7,501,998
American Express Co.	47,800	4,670,538
Capital One Financial Corp.	84,200	7,746,399
Credit Acceptance Corp. (a)(b)	10,275	3,112,298
Discover Financial Services	86,400	6,099,840
First Cash Financial Services, Inc.	25,111	1,692,481
LendingClub Corp. (a)	80,800	353,096
Navient Corp.	103,400	1,303,874
Nelnet, Inc. Class A	18,300	980,331
OneMain Holdings, Inc. (a)	65,718	1,696,182
Santander Consumer U.S.A. Holdings, Inc.	144,300	2,487,732
SLM Corp. (a)	236,000	2,730,520
Synchrony Financial	190,600	6,840,634
		47,215,923
IT Services - 13.8%
Data Processing & Outsourced Services - 13.8%
FleetCor Technologies, Inc. (a)	5,500	1,000,285
MasterCard, Inc. Class A	38,600	5,808,142
Square, Inc. (a)	4,200	164,724
Total System Services, Inc.	7,000	520,520
Vantiv, Inc. (a)(b)	9,500	712,500
Visa, Inc. Class A	47,836	5,385,855
		13,592,026
Mortgage Real Estate Investment Trusts - 11.0%
Mortgage REITs - 11.0%
AGNC Investment Corp.	196,700	3,914,330
Annaly Capital Management, Inc.	1,315	15,346
Capstead Mortgage Corp.	100	907
Invesco Mortgage Capital, Inc.	83,457	1,473,851
MFA Financial, Inc.	235,000	1,880,000
New Residential Investment Corp.	196,350	3,473,432
		10,757,866
Thrifts & Mortgage Finance - 16.7%
Thrifts & Mortgage Finance - 16.7%
BofI Holding, Inc. (a)(b)	49,400	1,365,416
Dime Community Bancshares, Inc.	17,300	381,465
Flagstar Bancorp, Inc. (a)	40,600	1,543,206
Meridian Bancorp, Inc. Maryland	62,400	1,257,360
MGIC Investment Corp. (a)	266,828	3,901,025
New York Community Bancorp, Inc.	188,500	2,514,590
Northwest Bancshares, Inc.	29,200	494,356
Oritani Financial Corp.	17,567	303,031
Radian Group, Inc.	70,165	1,437,681
TFS Financial Corp.	116,900	1,780,387
Washington Federal, Inc.	40,400	1,405,920
		16,384,437
TOTAL COMMON STOCKS
(Cost $73,936,430)		98,094,957

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.13% (c)	737,893	738,040
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	2,940,424	2,940,718
TOTAL MONEY MARKET FUNDS
(Cost $3,678,758)		3,678,758
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $77,615,188)		101,773,715
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(3,580,190)
NET ASSETS - 100%		$98,193,525

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,421
Fidelity Securities Lending Cash Central Fund	41,903
Total	$46,324

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

IT Services Portfolio

November 30, 2017

BSO-QTLY-0118
1.810669.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Electronic Equipment & Components - 0.4%
Electronic Manufacturing Services - 0.4%
Cardtronics PLC (a)	456,100	$8,542,753
Internet Software & Services - 4.1%
Internet Software & Services - 4.1%
Endurance International Group Holdings, Inc. (a)	1,651,458	15,441,132
GoDaddy, Inc. (a)	1,184,227	57,612,644
Wix.com Ltd. (a)	208,317	11,436,603
		84,490,379
IT Services - 90.9%
Data Processing & Outsourced Services - 59.9%
Alliance Data Systems Corp.	253,348	60,618,576
Amadeus IT Holding SA Class A	800	57,675
Automatic Data Processing, Inc.	152,700	17,478,042
Convergys Corp.	8,200	202,376
CoreLogic, Inc. (a)	2,700	117,747
DST Systems, Inc.	400	25,032
Euronet Worldwide, Inc. (a)	218,377	19,948,739
EVERTEC, Inc.	13,800	191,820
ExlService Holdings, Inc. (a)	198,470	12,182,089
Fidelity National Information Services, Inc.	732,200	69,068,426
First Data Corp. Class A (a)	916,800	15,081,360
Fiserv, Inc. (a)	227,900	29,957,455
FleetCor Technologies, Inc. (a)	335,500	61,017,385
Genpact Ltd.	654,700	21,107,528
Global Payments, Inc.	402,681	40,493,601
Jack Henry & Associates, Inc.	1,600	184,512
MasterCard, Inc. Class A	1,711,200	257,484,264
Paychex, Inc.	251,800	16,948,658
PayPal Holdings, Inc. (a)	1,740,900	131,838,357
Syntel, Inc. (a)	7,700	197,197
Teletech Holdings, Inc.	2,000	81,000
The Western Union Co.	5,000	98,450
Total System Services, Inc.	499,100	37,113,076
Travelport Worldwide Ltd.	705,324	9,444,288
Vantiv, Inc. (a)(b)	235,000	17,625,000
Visa, Inc. Class A	3,333,348	375,301,650
WEX, Inc. (a)	43,400	5,586,448
WNS Holdings Ltd. sponsored ADR (a)	1,070,592	44,033,449
		1,243,484,200
IT Consulting & Other Services - 31.0%
Accenture PLC Class A	681,080	100,806,651
Acxiom Corp. (a)	6,100	166,225
Booz Allen Hamilton Holding Corp. Class A	870,000	33,660,300
Capgemini SA	301,300	34,743,331
Cognizant Technology Solutions Corp. Class A	2,284,232	165,104,289
DXC Technology Co.	495,300	47,618,142
EPAM Systems, Inc. (a)	635,900	64,505,696
IBM Corp.	664,050	102,243,779
Leidos Holdings, Inc.	138,825	8,825,105
Luxoft Holding, Inc. (a)	768,492	39,577,338
Science Applications International Corp.	800	59,360
Teradata Corp. (a)	3,500	133,035
Virtusa Corp. (a)	976,351	45,253,869
		642,697,120

TOTAL IT SERVICES		1,886,181,320

Professional Services - 0.5%
Research & Consulting Services - 0.5%
ICF International, Inc. (a)	198,711	10,740,330
Software - 3.4%
Application Software - 3.4%
Adobe Systems, Inc. (a)	133,969	24,311,354
Globant SA (a)(b)	72,471	2,898,840
Intuit, Inc.	273,100	42,936,782
		70,146,976
TOTAL COMMON STOCKS
(Cost $1,208,674,598)		2,060,101,758

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.13% (c)	17,598,378	17,601,898
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	7,700,124	7,700,894
TOTAL MONEY MARKET FUNDS
(Cost $25,302,640)		25,302,792
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,233,977,238)		2,085,404,550
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(10,843,689)
NET ASSETS - 100%		$2,074,560,861

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$102,405
Fidelity Securities Lending Cash Central Fund	25,887
Total	$128,292

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$22,740,632

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Medical Equipment and Systems Portfolio

November 30, 2017

MES-QTLY-0118
1.810698.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Biotechnology - 1.8%
Biotechnology - 1.8%
Amgen, Inc.	360,000	$63,237,600
Calyxt, Inc. (a)	440,000	8,421,600
		71,659,200
Food & Staples Retailing - 0.9%
Drug Retail - 0.9%
CVS Health Corp.	440,000	33,704,000
Health Care Equipment & Supplies - 79.4%
Health Care Equipment - 75.1%
Abbott Laboratories	1,600,000	90,192,000
Angiodynamics, Inc. (b)	800,000	13,744,000
Atricure, Inc. (b)(c)	1,940,000	35,890,000
Becton, Dickinson & Co.	2,300,000	524,882,999
Boston Scientific Corp. (b)	16,400,000	430,992,000
Danaher Corp.	2,100,000	198,156,000
DexCom, Inc. (a)(b)	1,360,000	79,464,800
Edwards Lifesciences Corp. (b)	200,000	23,440,000
Fisher & Paykel Healthcare Corp.	3,800,000	34,024,630
Genmark Diagnostics, Inc. (a)(b)	1,965,510	8,746,520
Inogen, Inc. (b)	230,000	29,610,200
Insulet Corp. (b)	1,220,000	87,510,600
Integra LifeSciences Holdings Corp. (b)	1,900,000	92,378,000
Intuitive Surgical, Inc. (b)	680,000	271,850,400
LivaNova PLC (b)	143,700	12,527,766
Medtronic PLC	5,440,000	446,787,200
Nakanishi, Inc.	410,000	19,709,219
Penumbra, Inc. (b)	417,125	43,923,263
ResMed, Inc.	1,400,000	119,560,000
Steris PLC	720,000	64,771,200
Stryker Corp.	1,600,000	249,600,000
Varian Medical Systems, Inc. (b)	350,000	39,112,500
Wright Medical Group NV (b)	4,000,000	97,240,000
		3,014,113,297
Health Care Supplies - 4.3%
Align Technology, Inc. (b)	110,000	28,696,800
Dentsply Sirona, Inc.	1,500,000	100,515,000
Nanosonics Ltd. (b)	8,000,000	15,370,048
Sartorius Stedim Biotech	370,000	26,467,589
		171,049,437

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,185,162,734

Health Care Providers & Services - 6.8%
Health Care Services - 1.8%
Premier, Inc. (b)	600,000	17,412,000
Teladoc, Inc. (b)	1,459,032	54,130,087
		71,542,087
Managed Health Care - 5.0%
Cigna Corp.	250,000	52,932,500
Humana, Inc.	220,000	57,389,200
UnitedHealth Group, Inc.	400,000	91,268,000
		201,589,700

TOTAL HEALTH CARE PROVIDERS & SERVICES		273,131,787

Health Care Technology - 4.6%
Health Care Technology - 4.6%
athenahealth, Inc. (b)	220,000	29,235,800
Castlight Health, Inc. (b)	999,300	3,897,270
Castlight Health, Inc. Class B (b)	1,281,102	4,996,298
Cerner Corp. (b)	1,700,000	120,173,000
Evolent Health, Inc. (a)(b)	800,000	10,280,000
HTG Molecular Diagnostics (a)(b)(c)	673,461	1,434,472
Medidata Solutions, Inc. (b)	230,000	15,327,200
		185,344,040
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Benefitfocus, Inc. (a)(b)	1,089,394	29,522,577
Life Sciences Tools & Services - 3.8%
Life Sciences Tools & Services - 3.8%
Agilent Technologies, Inc.	900,000	62,316,000
Bruker Corp.	1,550,000	54,529,000
Lonza Group AG	140,000	36,588,564
		153,433,564
TOTAL COMMON STOCKS
(Cost $2,960,282,615)		3,931,957,902

Preferred Stocks - 2.0%
Convertible Preferred Stocks - 0.4%
Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Shockwave Medical, Inc. Series C (d)(e)	7,425,890	7,500,000
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
1Life Healthcare, Inc. Series G (b)(d)(e)	455,526	3,206,903
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc. Series B (b)(d)(e)	3,307,754	7,574,757

TOTAL CONVERTIBLE PREFERRED STOCKS		18,281,660

Nonconvertible Preferred Stocks - 1.6%
Health Care Equipment & Supplies - 1.6%
Health Care Equipment - 1.6%
Sartorius AG (non-vtg.)	660,000	63,237,983
TOTAL PREFERRED STOCKS
(Cost $58,124,240)		81,519,643

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.13% (f)	36,612,611	36,619,933
Fidelity Securities Lending Cash Central Fund 1.13% (f)(g)	106,147,603	106,158,218
TOTAL MONEY MARKET FUNDS
(Cost $142,777,390)		142,778,151
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $3,161,184,245)		4,156,255,696
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(143,394,975)
NET ASSETS - 100%		$4,012,860,721

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,281,660 or 0.5% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001
Shockwave Medical, Inc. Series C	9/27/17	$7,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$314,928
Fidelity Securities Lending Cash Central Fund	687,104
Total	$1,002,032

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Atricure, Inc.	$27,375,000	$9,217,176	$--	$--	$--	$(702,176)	$35,890,000
Avinger, Inc.	3,570,000	--	1,157,059	--	(5,486,292)	3,073,351	--
HTG Molecular Diagnostics	1,838,549	--	--	--	--	(404,077)	1,434,472
Total	$32,783,549	$9,217,176	$1,157,059	$--	$(5,486,292)	$1,967,098	$37,324,472

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,931,957,902	$3,912,248,683	$19,709,219	$--
Preferred Stocks	81,519,643	63,237,983	--	18,281,660
Money Market Funds	142,778,151	142,778,151	--	--
Total Investments in Securities:	$4,156,255,696	$4,118,264,817	$19,709,219	$18,281,660

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Automotive Portfolio

November 30, 2017

AUT-QTLY-0118
1.810666.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Auto Components - 20.9%
Auto Parts & Equipment - 20.2%
Adient PLC	14,100	$1,103,466
Autoliv, Inc. (a)	12,700	1,624,584
BorgWarner, Inc.	10,900	606,912
Dana Holding Corp.	45,700	1,509,928
Delphi Automotive PLC	27,158	2,842,628
Gentex Corp.	46,900	960,512
Lear Corp.	2,200	397,958
Magna International, Inc. Class A (sub. vtg.)	24,000	1,346,262
Stoneridge, Inc. (b)	29,340	669,539
Tenneco, Inc.	806	47,884
Valeo SA	7,400	537,191
Visteon Corp. (b)	5,440	716,394
		12,363,258
Tires & Rubber - 0.7%
The Goodyear Tire & Rubber Co.	12,900	417,573

TOTAL AUTO COMPONENTS		12,780,831

Automobiles - 49.7%
Automobile Manufacturers - 49.5%
Ferrari NV	15,800	1,715,880
Fiat Chrysler Automobiles NV (b)	89,400	1,528,740
Ford Motor Co.	300,931	3,767,656
General Motors Co.	149,714	6,451,176
Honda Motor Co. Ltd. sponsored ADR (a)	168,395	5,614,289
Subaru Corp.	19,900	655,773
Tesla, Inc. (a)(b)	17,200	5,312,220
Toyota Motor Corp. sponsored ADR (a)	41,917	5,295,794
		30,341,528
Motorcycle Manufacturers - 0.2%
Harley-Davidson, Inc. (a)	2,400	120,480

TOTAL AUTOMOBILES		30,462,008

Chemicals - 0.8%
Specialty Chemicals - 0.8%
Umicore SA	10,552	492,459
Commercial Services & Supplies - 6.3%
Diversified Support Services - 6.3%
Copart, Inc. (b)	46,000	1,985,360
KAR Auction Services, Inc.	36,880	1,857,646
		3,843,006
Distributors - 3.2%
Distributors - 3.2%
Genuine Parts Co.	5,900	548,523
LKQ Corp. (b)	36,300	1,430,946
		1,979,469
Household Durables - 1.0%
Consumer Electronics - 1.0%
Panasonic Corp.	42,300	633,052
Internet Software & Services - 0.0%
Internet Software & Services - 0.0%
CarGurus, Inc. Class A	400	11,792
Machinery - 2.0%
Construction Machinery & Heavy Trucks - 2.0%
Allison Transmission Holdings, Inc.	30,100	1,235,304
Specialty Retail - 13.0%
Automotive Retail - 13.0%
Advance Auto Parts, Inc.	4,700	474,700
AutoNation, Inc. (a)(b)	9,300	514,941
AutoZone, Inc. (b)	3,727	2,559,555
CarMax, Inc. (b)	31,100	2,143,101
O'Reilly Automotive, Inc. (b)	9,600	2,267,616
		7,959,913
Trading Companies & Distributors - 1.1%
Trading Companies & Distributors - 1.1%
Rush Enterprises, Inc. Class A (b)	13,700	667,327
TOTAL COMMON STOCKS
(Cost $44,253,211)		60,065,161

Nonconvertible Preferred Stocks - 1.3%
Automobiles - 1.3%
Automobile Manufacturers - 1.3%
Volkswagen AG
(Cost $538,313)	3,800	805,537

Money Market Funds - 18.8%
Fidelity Cash Central Fund, 1.13% (c)	157,388	157,419
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	11,359,557	11,360,692
TOTAL MONEY MARKET FUNDS
(Cost $11,518,111)		11,518,111
TOTAL INVESTMENT IN SECURITIES - 118.1%
(Cost $56,309,635)		72,388,809
NET OTHER ASSETS (LIABILITIES) - (18.1)%		(11,079,501)
NET ASSETS - 100%		$61,309,308

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,342
Fidelity Securities Lending Cash Central Fund	45,997
Total	$50,339

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$60,065,161	$58,776,336	$1,288,825	$--
Nonconvertible Preferred Stocks	805,537	805,537	--	--
Money Market Funds	11,518,111	11,518,111	--	--
Total Investments in Securities:	$72,388,809	$71,099,984	$1,288,825	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Multimedia Portfolio

November 30, 2017

BAM-QTLY-0118
1.810700.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Household Durables - 0.1%
Consumer Electronics - 0.1%
Roku, Inc. Class A	5,600	$245,840
Internet & Direct Marketing Retail - 4.7%
Internet & Direct Marketing Retail - 4.7%
Netflix, Inc. (a)	81,400	15,269,012
Priceline Group, Inc. (a)	5,800	10,090,318
		25,359,330
Internet Software & Services - 7.8%
Internet Software & Services - 7.8%
Alphabet, Inc.:
Class A (a)	9,900	10,258,083
Class C (a)	10,114	10,330,541
Facebook, Inc. Class A (a)	118,800	21,048,984
		41,637,608
Media - 83.9%
Advertising - 1.5%
Interpublic Group of Companies, Inc.	145,900	2,885,902
Omnicom Group, Inc.	76,600	5,472,304
		8,358,206
Broadcasting - 2.6%
CBS Corp. Class B	214,838	12,043,818
Cumulus Media, Inc. Class A (a)	26	2
Discovery Communications, Inc. Class A (a)	450	8,559
Entercom Communications Corp. Class A (b)	144,259	1,673,404
		13,725,783
Cable & Satellite - 35.5%
Charter Communications, Inc. Class A (a)	103,971	33,916,380
Comcast Corp. Class A	3,148,600	118,198,444
Liberty Broadband Corp.:
Class A (a)	149,323	12,798,474
Class C (a)	90,740	7,889,843
Sirius XM Holdings, Inc. (b)	3,153,100	17,342,050
		190,145,191
Movies & Entertainment - 44.3%
Cinemark Holdings, Inc.	116,700	4,214,037
Liberty Media Corp.:
Liberty Media Class A (a)(b)	336,562	11,708,992
Liberty SiriusXM Series A (a)	63,500	2,588,895
Liberty SiriusXM Series C (a)	207,186	8,455,261
Lions Gate Entertainment Corp. Class B	653,134	20,273,279
Live Nation Entertainment, Inc. (a)	363,800	16,509,244
The Madison Square Garden Co. (a)	49,899	10,810,618
The Walt Disney Co.	1,080,504	113,258,429
Time Warner, Inc.	249,482	22,830,098
Twenty-First Century Fox, Inc.:
Class A	639,607	20,429,048
Class B	191,600	5,968,340
		237,046,241
Publishing - 0.0%
China Literature Ltd. (a)(c)	6,800	78,360
Gannett Co., Inc.	6,937	79,498
		157,858

TOTAL MEDIA		449,433,279

Technology Hardware, Storage & Peripherals - 3.1%
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	96,200	16,531,970
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Despegar.com Corp.	4,716	113,184
TOTAL COMMON STOCKS
(Cost $270,247,612)		533,321,211

Money Market Funds - 3.7%
Fidelity Securities Lending Cash Central Fund 1.13% (d)(e)
(Cost $19,724,052)	19,722,671	19,724,643
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $289,971,664)		553,045,854
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(17,621,921)
NET ASSETS - 100%		$535,423,933

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,360 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,914
Fidelity Securities Lending Cash Central Fund	298,318
Total	$320,232

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Services Portfolio

November 30, 2017

MED-QTLY-0118
1.810676.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Diversified Consumer Services - 0.5%
Specialized Consumer Services - 0.5%
Service Corp. International	111,300	$4,112,535
Food & Staples Retailing - 0.2%
Drug Retail - 0.2%
CVS Health Corp.	25,400	1,945,640
Health Care Equipment & Supplies - 0.5%
Health Care Supplies - 0.5%
Sartorius Stedim Biotech	61,000	4,363,576
Health Care Providers & Services - 95.5%
Health Care Distributors & Services - 11.1%
AmerisourceBergen Corp.	375,300	31,832,946
Cardinal Health, Inc.	193,000	11,423,670
Henry Schein, Inc. (a)	111,900	7,995,255
McKesson Corp.	258,915	38,252,102
		89,503,973
Health Care Facilities - 7.5%
Brookdale Senior Living, Inc. (a)	646,500	6,911,085
HCA Holdings, Inc. (a)	82,100	6,978,500
Surgery Partners, Inc. (a)(b)	576,900	5,422,860
U.S. Physical Therapy, Inc.	94,100	6,874,005
Universal Health Services, Inc. Class B	315,500	34,184,425
		60,370,875
Health Care Services - 15.8%
Almost Family, Inc. (a)	78,300	4,651,020
Amedisys, Inc. (a)	128,600	6,944,400
American Renal Associates Holdings, Inc. (a)(b)	637,171	9,226,236
Chemed Corp.	45,600	11,214,864
DaVita HealthCare Partners, Inc. (a)	201,100	12,279,166
Express Scripts Holding Co. (a)	281,600	18,354,688
Laboratory Corp. of America Holdings (a)	147,200	23,297,344
LHC Group, Inc. (a)	84,400	5,550,988
Premier, Inc. (a)	232,000	6,732,640
Providence Service Corp. (a)	98,800	5,981,352
Quest Diagnostics, Inc.	33,600	3,308,256
Teladoc, Inc. (a)(b)	527,955	19,587,131
		127,128,085
Managed Health Care - 61.1%
Aetna, Inc.	314,300	56,630,574
Anthem, Inc.	170,802	40,131,638
Centene Corp. (a)	289,700	29,575,473
Cigna Corp.	433,000	91,679,090
Humana, Inc.	220,200	57,441,372
Molina Healthcare, Inc. (a)	232,800	18,214,272
UnitedHealth Group, Inc.	876,300	199,945,371
		493,617,790

TOTAL HEALTH CARE PROVIDERS & SERVICES		770,620,723

Health Care Technology - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)	22,018	85,870
Evolent Health, Inc. (a)(b)	289,100	3,714,935
		3,800,805
Professional Services - 0.5%
Human Resource & Employment Services - 0.5%
WageWorks, Inc. (a)	62,400	4,002,960
TOTAL COMMON STOCKS
(Cost $452,057,165)		788,846,239

Money Market Funds - 8.8%
Fidelity Cash Central Fund, 1.13% (c)	43,880,107	43,888,883
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	27,006,017	27,008,717
TOTAL MONEY MARKET FUNDS
(Cost $70,897,537)		70,897,600
TOTAL INVESTMENT IN SECURITIES - 106.5%
(Cost $522,954,702)		859,743,839
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(52,455,612)
NET ASSETS - 100%		$807,288,227

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118,008
Fidelity Securities Lending Cash Central Fund	168,529
Total	$286,537

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Banking Portfolio

November 30, 2017

BAN-QTLY-0118
1.810667.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Banks - 83.9%
Diversified Banks - 27.7%
Bank of America Corp.	2,063,676	$58,133,752
Citigroup, Inc.	425,400	32,117,700
JPMorgan Chase & Co.	251,500	26,286,780
The Bank of NT Butterfield & Son Ltd.	149,300	5,939,154
U.S. Bancorp	765,100	42,195,265
Wells Fargo & Co.	1,024,392	57,847,416
		222,520,067
Regional Banks - 56.2%
1st Source Corp.	180,760	9,300,102
Associated Banc-Corp.	336,500	8,580,750
Bank of the Ozarks, Inc.	645,900	31,145,298
BB&T Corp.	213,000	10,526,460
Camden National Corp.	96,332	4,401,409
CIT Group, Inc.	285,200	14,214,368
Commerce Bancshares, Inc.	162,672	9,210,489
Community Trust Bancorp, Inc.	182,050	9,056,988
ConnectOne Bancorp, Inc.	204,300	5,546,745
Cullen/Frost Bankers, Inc.	101,300	9,968,933
CVB Financial Corp.	327,400	8,050,766
East West Bancorp, Inc.	278,800	17,157,352
First Citizen Bancshares, Inc.	39,600	16,889,004
First Hawaiian, Inc.	298,200	8,728,314
Hanmi Financial Corp.	279,900	8,886,825
Hilltop Holdings, Inc.	328,500	8,169,795
Hope Bancorp, Inc.	683,620	12,797,366
Huntington Bancshares, Inc.	3,371,300	48,546,720
Investors Bancorp, Inc.	672,100	9,590,867
Lakeland Financial Corp.	158,700	8,042,916
Northrim Bancorp, Inc.	44,500	1,666,525
PacWest Bancorp	257,436	12,269,400
PNC Financial Services Group, Inc.	245,191	34,464,047
Popular, Inc.	330,137	11,673,644
Preferred Bank, Los Angeles	124,800	7,812,480
Prosperity Bancshares, Inc.	192,300	13,468,692
Regions Financial Corp.	1,049,300	17,407,887
Signature Bank (a)	159,800	21,937,344
SunTrust Banks, Inc.	395,800	24,393,154
SVB Financial Group (a)	24,600	5,599,944
UMB Financial Corp.	11,192	841,191
Univest Corp. of Pennsylvania	167,300	4,701,130
Valley National Bancorp	916,000	10,900,400
WesBanco, Inc.	269,600	11,342,072
Zions Bancorporation	274,750	13,613,863
		450,903,240

TOTAL BANKS		673,423,307

Capital Markets - 3.0%
Asset Management & Custody Banks - 2.8%
Brookfield Asset Management, Inc. Class A (b)	98,800	4,106,233
Northern Trust Corp.	53,000	5,182,340
State Street Corp.	97,300	9,277,555
The Blackstone Group LP	115,300	3,657,316
		22,223,444
Investment Banking & Brokerage - 0.2%
Goldman Sachs Group, Inc.	8,300	2,055,412

TOTAL CAPITAL MARKETS		24,278,856

Consumer Finance - 5.7%
Consumer Finance - 5.7%
Capital One Financial Corp.	301,700	27,756,400
Discover Financial Services	41,200	2,908,720
OneMain Holdings, Inc. (a)	161,125	4,158,636
Synchrony Financial	298,500	10,713,165
		45,536,921
Insurance - 0.8%
Property & Casualty Insurance - 0.8%
First American Financial Corp.	55,100	3,063,009
FNF Group	77,600	3,139,696
		6,202,705
Textiles, Apparel & Luxury Goods - 0.6%
Textiles - 0.6%
Cadence Bancorp	213,200	5,202,080
Thrifts & Mortgage Finance - 4.3%
Thrifts & Mortgage Finance - 4.3%
Beneficial Bancorp, Inc.	487,700	8,266,515
Essent Group Ltd. (a)	50,500	2,234,625
Meridian Bancorp, Inc. Maryland	326,965	6,588,345
NMI Holdings, Inc. (a)	559,726	9,543,328
TFS Financial Corp.	506,900	7,720,087
		34,352,900
Trading Companies & Distributors - 0.7%
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	114,900	5,971,353
TOTAL COMMON STOCKS
(Cost $551,190,464)		794,968,122

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.13% (c)	3,166,823	3,167,457
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	3,945,205	3,945,600
TOTAL MONEY MARKET FUNDS
(Cost $7,113,057)		7,113,057
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $558,303,521)		802,081,179
NET OTHER ASSETS (LIABILITIES) - 0.1%		610,484
NET ASSETS - 100%		$802,691,663

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,173
Fidelity Securities Lending Cash Central Fund	7,782
Total	$70,955

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Materials Portfolio

November 30, 2017

IND-QTLY-0118
1.810697.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Building Products - 0.3%
Building Products - 0.3%
GCP Applied Technologies, Inc. (a)	154,600	$5,063,150
Chemicals - 66.5%
Commodity Chemicals - 14.6%
Alpek SA de CV	3,308,900	4,154,958
Ciner Resources LP	12,567	326,742
LG Chemical Ltd.	33,922	13,019,517
LyondellBasell Industries NV Class A	1,554,483	162,754,370
Olin Corp.	342,300	12,199,572
Orion Engineered Carbons SA	281,772	6,889,325
Tronox Ltd. Class A	1,342,203	30,723,027
Westlake Chemical Corp.	468,480	45,878,246
		275,945,757
Diversified Chemicals - 28.5%
Ashland Global Holdings, Inc.	258,400	19,116,432
DowDuPont, Inc.	5,819,983	418,805,977
Eastman Chemical Co.	291,048	26,884,104
Huntsman Corp.	416,700	13,317,732
The Chemours Co. LLC	1,158,396	59,541,554
		537,665,799
Fertilizers & Agricultural Chemicals - 7.7%
Agrium, Inc.	164,900	18,118,997
CF Industries Holdings, Inc.	613,310	22,980,726
FMC Corp.	443,900	41,904,160
Monsanto Co.	361,792	42,814,465
The Scotts Miracle-Gro Co. Class A	203,579	20,133,963
		145,952,311
Industrial Gases - 4.2%
Air Products & Chemicals, Inc.	16,300	2,657,552
Linde AG (a)	322,711	75,342,543
		78,000,095
Specialty Chemicals - 11.5%
Axalta Coating Systems LLC (a)	570,600	18,065,196
Celanese Corp. Class A	289,600	31,056,704
Ecolab, Inc.	97,820	13,295,694
Evonik Industries AG	19,900	742,318
Frutarom Industries Ltd.	115,796	10,204,042
Kraton Performance Polymers, Inc. (a)	66,100	3,110,005
Platform Specialty Products Corp. (a)	1,973,900	19,640,305
PolyOne Corp.	168,991	7,809,074
PPG Industries, Inc.	120,300	14,057,055
PQ Group Holdings, Inc.	247,095	4,077,068
Sensient Technologies Corp.	86,521	6,707,973
Sherwin-Williams Co.	172,600	68,939,892
W.R. Grace & Co.	268,307	19,669,586
		217,374,912

TOTAL CHEMICALS		1,254,938,874

Construction Materials - 4.7%
Construction Materials - 4.7%
CRH PLC sponsored ADR	239,200	8,290,672
Eagle Materials, Inc.	527,715	59,067,140
Summit Materials, Inc.	709,200	21,814,992
		89,172,804
Containers & Packaging - 13.1%
Metal & Glass Containers - 5.1%
Aptargroup, Inc.	182,800	16,161,348
Ball Corp.	1,611,520	64,315,763
Berry Global Group, Inc. (a)	265,000	15,839,050
		96,316,161
Paper Packaging - 8.0%
Avery Dennison Corp.	182,100	20,781,252
Graphic Packaging Holding Co.	2,717,095	41,598,724
Packaging Corp. of America	192,400	22,818,640
WestRock Co.	1,058,719	66,074,653
		151,273,269

TOTAL CONTAINERS & PACKAGING		247,589,430

Metals & Mining - 10.7%
Copper - 2.2%
Freeport-McMoRan, Inc. (a)	3,059,700	42,591,024
Diversified Metals & Mining - 2.1%
Alcoa Corp.	427,300	17,737,223
Glencore Xstrata PLC	3,712,726	17,051,624
Ivanhoe Mines Ltd. (a)	1,260,100	4,307,283
		39,096,130
Gold - 2.7%
Newmont Mining Corp.	961,900	35,580,681
Randgold Resources Ltd. sponsored ADR	175,900	16,140,584
		51,721,265
Steel - 3.7%
Allegheny Technologies, Inc. (a)(b)	118,000	2,686,860
Reliance Steel & Aluminum Co.	211,600	16,633,876
Ryerson Holding Corp. (a)	230,228	2,129,609
Steel Dynamics, Inc.	1,248,900	48,082,650
		69,532,995

TOTAL METALS & MINING		202,941,414

Trading Companies & Distributors - 1.5%
Trading Companies & Distributors - 1.5%
Univar, Inc. (a)	946,500	27,883,890
TOTAL COMMON STOCKS
(Cost $1,391,950,837)		1,827,589,562

Nonconvertible Preferred Stocks - 0.4%
Chemicals - 0.4%
Commodity Chemicals - 0.4%
Braskem SA (PN-A) (a)
(Cost $8,319,930)	565,400	7,841,623

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 1.13% (c)	62,371,804	62,384,278
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	2,060,667	2,060,873
TOTAL MONEY MARKET FUNDS
(Cost $64,445,151)		64,445,151
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,464,715,918)		1,899,876,336
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(12,047,199)
NET ASSETS - 100%		$1,887,829,137

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$115,763
Fidelity Securities Lending Cash Central Fund	54,503
Total	$170,266

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Industrial Equipment Portfolio

November 30, 2017

INE-QTLY-0118
1.810687.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Aerospace & Defense - 33.5%
Aerospace & Defense - 33.5%
Curtiss-Wright Corp.	12,300	$1,527,660
Elbit Systems Ltd.	5,300	739,350
General Dynamics Corp.	28,800	5,966,208
HEICO Corp. Class A	15,000	1,138,500
Hexcel Corp.	34,100	2,114,200
Huntington Ingalls Industries, Inc.	5,500	1,329,185
L3 Technologies, Inc.	5,100	1,012,809
Lockheed Martin Corp.	24,300	7,754,616
Northrop Grumman Corp.	23,600	7,254,640
Raytheon Co.	31,700	6,059,455
Teledyne Technologies, Inc. (a)	9,700	1,806,528
The Boeing Co.	45,300	12,539,039
TransDigm Group, Inc.	2,900	822,991
United Technologies Corp.	62,000	7,529,900
		57,595,081
Building Products - 2.7%
Building Products - 2.7%
Allegion PLC	27,600	2,322,264
Fortune Brands Home & Security, Inc.	15,200	1,039,984
Masco Corp.	31,700	1,360,247
		4,722,495
Chemicals - 0.0%
Diversified Chemicals - 0.0%
AdvanSix, Inc. (a)	1	43
Commercial Services & Supplies - 0.1%
Environmental & Facility Services - 0.1%
Evoqua Water Technologies Corp. (a)	4,700	101,708
Construction & Engineering - 1.0%
Construction & Engineering - 1.0%
AECOM (a)	15,093	565,988
Dycom Industries, Inc. (a)	10,500	1,127,385
		1,693,373
Electrical Equipment - 12.1%
Electrical Components & Equipment - 12.1%
Acuity Brands, Inc.	2,400	411,408
AMETEK, Inc.	154,700	11,245,143
Eaton Corp. PLC	26,500	2,061,170
Fortive Corp.	71,400	5,330,010
Hubbell, Inc. Class B	7,700	968,583
Sensata Technologies Holding BV (a)	14,000	699,300
		20,715,614
Industrial Conglomerates - 19.1%
Industrial Conglomerates - 19.1%
3M Co.	25,400	6,175,756
General Electric Co.	421,955	7,717,557
Honeywell International, Inc.	58,500	9,123,660
ITT, Inc.	106,600	5,777,720
Roper Technologies, Inc.	15,100	4,034,871
		32,829,564
Machinery - 26.9%
Agricultural & Farm Machinery - 2.3%
Deere & Co.	26,900	4,031,234
Construction Machinery & Heavy Trucks - 8.9%
Allison Transmission Holdings, Inc.	20,800	853,632
Caterpillar, Inc.	45,800	6,464,670
Cummins, Inc.	4,800	803,520
WABCO Holdings, Inc. (a)	27,200	4,065,040
Wabtec Corp. (b)	39,900	3,068,310
		15,255,172
Industrial Machinery - 15.7%
Flowserve Corp.	45,008	1,916,441
Gardner Denver Holdings, Inc.	156,800	5,081,888
IDEX Corp.	26,800	3,633,276
Parker Hannifin Corp.	17,700	3,318,573
Pentair PLC	57,515	4,092,767
Rexnord Corp. (a)	111,114	2,768,961
SPX Flow, Inc. (a)	200	8,954
Xylem, Inc.	88,800	6,157,392
		26,978,252

TOTAL MACHINERY		46,264,658

Trading Companies & Distributors - 3.9%
Trading Companies & Distributors - 3.9%
HD Supply Holdings, Inc. (a)	177,100	6,549,158
MRC Global, Inc. (a)	7,700	120,967
		6,670,125
TOTAL COMMON STOCKS
(Cost $129,074,288)		170,592,661

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.13% (c)	919,452	919,636
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	3,141,496	3,141,810
TOTAL MONEY MARKET FUNDS
(Cost $4,061,446)		4,061,446
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $133,135,734)		174,654,107
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,869,699)
NET ASSETS - 100%		$171,784,408

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,832
Fidelity Securities Lending Cash Central Fund	9,413
Total	$14,245

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Construction and Housing Portfolio

November 30, 2017

HOU-QTLY-0118
1.810672.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Building Products - 17.7%
Building Products - 17.7%
A.O. Smith Corp.	93,284	$5,916,071
Allegion PLC	97,400	8,195,236
Apogee Enterprises, Inc.	83,460	4,175,504
Continental Building Products, Inc. (a)	22,573	629,787
Fortune Brands Home & Security, Inc.	45,184	3,091,489
Johnson Controls International PLC	168,554	6,344,373
Masco Corp.	249,500	10,706,045
Masonite International Corp. (a)	54,700	4,028,655
Owens Corning	122,443	10,817,839
Patrick Industries, Inc. (a)	34,400	3,481,280
Simpson Manufacturing Co. Ltd.	51,400	3,082,458
Trex Co., Inc. (a)	22,600	2,661,376
		63,130,113
Construction & Engineering - 8.2%
Construction & Engineering - 8.2%
EMCOR Group, Inc.	61,028	4,929,232
Granite Construction, Inc.	53,100	3,524,247
Jacobs Engineering Group, Inc.	84,302	5,532,740
KBR, Inc.	230,754	4,326,638
Quanta Services, Inc. (a)	158,700	6,014,730
Valmont Industries, Inc.	27,500	4,752,000
		29,079,587
Construction Materials - 6.6%
Construction Materials - 6.6%
Martin Marietta Materials, Inc.	46,344	9,657,626
Summit Materials, Inc.	71,209	2,190,389
Vulcan Materials Co.	93,131	11,701,910
		23,549,925
Equity Real Estate Investment Trusts (REITs) - 19.5%
Residential REITs - 18.0%
American Homes 4 Rent Class A	242,169	5,201,790
AvalonBay Communities, Inc.	116,698	21,160,848
Camden Property Trust (SBI)	96,822	8,837,912
Equity Lifestyle Properties, Inc.	99,500	8,985,845
Invitation Homes, Inc. (b)	286,800	6,754,140
UDR, Inc.	333,500	13,116,555
		64,057,090
Specialized REITs - 1.5%
Extra Space Storage, Inc.	62,982	5,376,144

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		69,433,234

Household Durables - 15.2%
Home Furnishings - 1.6%
Mohawk Industries, Inc. (a)	19,353	5,469,351
Homebuilding - 13.6%
Lennar Corp.:
Class A	220,710	13,856,174
Class B	4,254	218,315
M/I Homes, Inc.	43,900	1,589,619
NVR, Inc. (a)	2,383	8,280,925
Taylor Morrison Home Corp. (a)	303,201	7,325,336
Toll Brothers, Inc.	170,575	8,585,040
TopBuild Corp. (a)	61,000	4,147,390
TRI Pointe Homes, Inc. (a)	247,600	4,486,512
		48,489,311

TOTAL HOUSEHOLD DURABLES		53,958,662

Real Estate Management & Development - 1.6%
Real Estate Development - 1.0%
Howard Hughes Corp. (a)	29,592	3,669,408
Real Estate Operating Companies - 0.6%
The RMR Group, Inc.	34,215	2,061,454

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,730,862

Specialty Retail - 29.8%
Home Improvement Retail - 29.8%
Home Depot, Inc.	358,360	64,440,294
Lowe's Companies, Inc.	501,870	41,840,902
		106,281,196
Trading Companies & Distributors - 0.5%
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	50,200	1,856,396
TOTAL COMMON STOCKS
(Cost $228,211,631)		353,019,975

Convertible Preferred Stocks - 0.0%
Household Durables - 0.0%
Homebuilding - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(c)(d)
(Cost $4,000,001)	865,801	17,316

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.13% (e)	2,698,745	2,699,285
Fidelity Securities Lending Cash Central Fund 1.13% (e)(f)	239,976	240,000
TOTAL MONEY MARKET FUNDS
(Cost $2,939,285)		2,939,285
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $235,150,917)		355,976,576
NET OTHER ASSETS (LIABILITIES) - 0.1%		188,856
NET ASSETS - 100%		$356,165,432

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,316 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,056
Fidelity Securities Lending Cash Central Fund	5,401
Total	$26,457

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$353,019,975	$353,019,975	$--	$--
Convertible Preferred Stocks	17,316	--	--	17,316
Money Market Funds	2,939,285	2,939,285	--	--
Total Investments in Securities:	$355,976,576	$355,959,260	$--	$17,316

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Transportation Portfolio

November 30, 2017

TRN-QTLY-0118
1.810722.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Air Freight & Logistics - 32.0%
Air Freight & Logistics - 32.0%
Air Transport Services Group, Inc. (a)	183,400	$4,447,450
Atlas Air Worldwide Holdings, Inc. (a)	74,000	4,273,500
C.H. Robinson Worldwide, Inc. (b)	216,496	18,759,378
Expeditors International of Washington, Inc.	322,000	20,859,160
FedEx Corp.	148,400	34,348,664
Forward Air Corp.	100,844	5,738,024
United Parcel Service, Inc. Class B	592,400	71,946,980
XPO Logistics, Inc. (a)(b)	155,500	12,289,165
		172,662,321
Airlines - 18.6%
Airlines - 18.6%
Alaska Air Group, Inc.	167,300	11,572,141
Allegiant Travel Co.	14,900	2,264,800
American Airlines Group, Inc.	306,800	15,490,332
Delta Air Lines, Inc.	462,302	24,465,022
Hawaiian Holdings, Inc.	100,600	4,340,890
JetBlue Airways Corp. (a)	63,300	1,359,051
SkyWest, Inc.	214,300	11,154,315
Southwest Airlines Co.	429,000	26,027,430
United Continental Holdings, Inc. (a)	63,300	4,008,156
		100,682,137
Auto Components - 0.4%
Auto Parts & Equipment - 0.4%
Hertz Global Holdings, Inc. (a)(b)	107,500	2,037,125
Machinery - 1.3%
Construction Machinery & Heavy Trucks - 0.8%
Allison Transmission Holdings, Inc.	109,000	4,473,360
Industrial Machinery - 0.5%
Park-Ohio Holdings Corp.	50,070	2,328,255

TOTAL MACHINERY		6,801,615

Marine - 0.4%
Marine - 0.4%
Matson, Inc.	77,500	2,260,675
Road & Rail - 44.4%
Railroads - 35.0%
CSX Corp.	605,919	33,779,984
Genesee & Wyoming, Inc. Class A (a)	202,000	15,921,640
Kansas City Southern	84,200	9,442,188
Norfolk Southern Corp.	231,100	32,037,393
Union Pacific Corp.	772,895	97,771,217
		188,952,422
Trucking - 9.4%
AMERCO	2,800	1,037,876
Avis Budget Group, Inc. (a)	102,700	3,912,870
Celadon Group, Inc. (b)	756,000	5,821,200
J.B. Hunt Transport Services, Inc.	147,000	16,337,580
Landstar System, Inc.	17,300	1,785,360
Marten Transport Ltd.	203,200	4,094,480
Roadrunner Transportation Systems, Inc. (a)	428,000	3,663,680
Ryder System, Inc.	45,500	3,752,840
Saia, Inc. (a)	76,888	5,059,230
Schneider National, Inc. Class B (b)	51,200	1,342,976
Universal Logistics Holdings, Inc.	61,890	1,445,132
YRC Worldwide, Inc. (a)	217,100	2,674,672
		50,927,896

TOTAL ROAD & RAIL		239,880,318

Transportation Infrastructure - 1.5%
Airport Services - 1.5%
Macquarie Infrastructure Co. LLC	123,000	8,213,940
TOTAL COMMON STOCKS
(Cost $325,258,459)		532,538,131

Money Market Funds - 7.8%
Fidelity Cash Central Fund, 1.13% (c)	14,912,633	14,915,616
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	27,354,756	27,357,492
TOTAL MONEY MARKET FUNDS
(Cost $42,273,108)		42,273,108
TOTAL INVESTMENT IN SECURITIES - 106.4%
(Cost $367,531,567)		574,811,239
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(34,797,610)
NET ASSETS - 100%		$540,013,629

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,522
Fidelity Securities Lending Cash Central Fund	57,714
Total	$162,236

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Gas Portfolio

November 30, 2017

GAS-QTLY-0118
1.810725.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Energy Equipment & Services - 21.3%
Oil & Gas Drilling - 3.2%
Ensco PLC Class A (a)	317,100	$1,702,827
Nabors Industries Ltd.	989,000	5,973,560
Patterson-UTI Energy, Inc.	2,400	51,816
Precision Drilling Corp. (b)	76,000	213,247
Trinidad Drilling Ltd. (b)	1,387,400	1,677,591
		9,619,041
Oil & Gas Equipment & Services - 18.1%
Baker Hughes, a GE Co. Class A	502,300	14,933,379
C&J Energy Services, Inc.	39,000	1,219,140
Era Group, Inc. (b)	12,700	140,208
Exterran Corp. (b)	34,107	1,045,038
Halliburton Co.	64,100	2,678,098
National Oilwell Varco, Inc.	146,100	4,901,655
Oceaneering International, Inc.	74,200	1,449,868
Pason Systems, Inc.	113,100	1,620,912
Schlumberger Ltd.	281,732	17,706,856
Superior Energy Services, Inc. (b)	335,400	3,236,610
U.S. Silica Holdings, Inc. (a)	42,200	1,399,774
Weatherford International PLC	1,324,500	4,370,850
		54,702,388

TOTAL ENERGY EQUIPMENT & SERVICES		64,321,429

Gas Utilities - 9.4%
Gas Utilities - 9.4%
Atmos Energy Corp.	73,478	6,781,285
Southwest Gas Holdings, Inc.	100,100	8,602,594
Spire, Inc.	107,500	8,841,875
Valener, Inc.	232,200	4,159,316
		28,385,070
Multi-Utilities - 1.5%
Multi-Utilities - 1.5%
NiSource, Inc.	162,000	4,459,860
Oil, Gas & Consumable Fuels - 67.7%
Integrated Oil & Gas - 5.0%
Occidental Petroleum Corp.	154,000	10,857,000
Suncor Energy, Inc.	121,300	4,207,398
		15,064,398
Oil & Gas Exploration & Production - 48.0%
Advantage Oil & Gas Ltd. (b)	762,200	3,562,428
Anadarko Petroleum Corp.	387,200	18,620,448
Cimarex Energy Co.	71,500	8,301,865
Concho Resources, Inc. (b)	16,400	2,293,704
ConocoPhillips Co.	465,500	23,684,638
Crew Energy, Inc. (b)	626,600	1,918,436
Crown Point Energy, Inc. (b)(c)	181,658	6,336
Devon Energy Corp.	219,346	8,451,401
Encana Corp.	1,191,400	14,101,211
EOG Resources, Inc.	117,800	12,053,296
EQT Corp.	58,223	3,470,091
Gulfport Energy Corp. (b)	264,800	3,389,440
Lekoil Ltd. (b)	6,233,200	1,411,988
Marathon Oil Corp.	498,300	7,394,772
Noble Energy, Inc.	269,700	7,093,110
Northern Blizzard Resources, Inc.	839,900	1,451,751
Parsley Energy, Inc. Class A (b)	257,200	6,908,392
PDC Energy, Inc. (b)	131,800	6,056,210
Pioneer Natural Resources Co.	100	15,604
Range Resources Corp.	216,700	3,904,934
Savannah Petroleum PLC (b)(d)	4,767,600	2,232,517
Surge Energy, Inc. (a)	1,408,500	2,238,054
Whiting Petroleum Corp. (b)	66,050	1,647,948
WPX Energy, Inc. (b)	365,500	4,630,885
		144,839,459
Oil & Gas Refining & Marketing - 0.9%
Keyera Corp.	97,200	2,739,365
Oil & Gas Storage & Transport - 13.8%
Boardwalk Pipeline Partners, LP	642,500	8,635,200
Enbridge, Inc.	173,500	6,542,476
Kinder Morgan, Inc.	953,600	16,430,528
Sunoco Logistics Partners LP	154,050	2,558,771
The Williams Companies, Inc.	29,800	865,690
TransCanada Corp.	136,600	6,551,803
		41,584,468

TOTAL OIL, GAS & CONSUMABLE FUELS		204,227,690

TOTAL COMMON STOCKS
(Cost $411,392,870)		301,394,049

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.13% (e)	165,296	165,329
Fidelity Securities Lending Cash Central Fund 1.13% (e)(f)	4,996,362	4,996,862
TOTAL MONEY MARKET FUNDS
(Cost $5,162,691)		5,162,191
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $416,555,561)		306,556,240
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(4,775,472)
NET ASSETS - 100%		$301,780,768

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,336 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,523
Fidelity Securities Lending Cash Central Fund	59,706
Total	$82,229

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$301,394,049	$299,161,532	$--	$2,232,517
Money Market Funds	5,162,191	5,162,191	--	--
Total Investments in Securities:	$306,556,240	$304,323,723	$--	$2,232,517

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Resources Portfolio

November 30, 2017

NAT-QTLY-0118
1.810716.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Chemicals - 2.3%
Commodity Chemicals - 2.3%
LG Chemical Ltd.	6,054	$2,323,570
LyondellBasell Industries NV Class A	184,800	19,348,560
		21,672,130
Containers & Packaging - 6.0%
Metal & Glass Containers - 2.0%
Ball Corp.	329,200	13,138,372
Berry Global Group, Inc. (a)	96,000	5,737,920
		18,876,292
Paper Packaging - 4.0%
Graphic Packaging Holding Co.	423,800	6,488,378
Packaging Corp. of America	125,300	14,860,580
WestRock Co.	254,500	15,883,345
		37,232,303

TOTAL CONTAINERS & PACKAGING		56,108,595

Energy Equipment & Services - 13.1%
Oil & Gas Drilling - 1.3%
Nabors Industries Ltd.	261,400	1,578,856
Odfjell Drilling A/S (a)	590,700	2,548,982
Shelf Drilling Ltd. (b)(c)	759,800	5,890,666
Trinidad Drilling Ltd. (a)	856,400	1,035,526
Xtreme Drilling & Coil Services Corp. (a)	1,059,900	1,807,371
		12,861,401
Oil & Gas Equipment & Services - 11.8%
Baker Hughes, a GE Co. Class A	439,400	13,063,362
C&J Energy Services, Inc.	40,500	1,266,030
Dril-Quip, Inc. (a)	113,925	5,462,704
Frank's International NV	264,100	1,645,343
Halliburton Co.	965,100	40,321,878
National Oilwell Varco, Inc.	209,400	7,025,370
NCS Multistage Holdings, Inc.	122,500	2,058,000
Newpark Resources, Inc. (a)	790,200	6,993,270
Oceaneering International, Inc.	187,200	3,657,888
RigNet, Inc. (a)	217,896	3,508,126
Schlumberger Ltd.	340,465	21,398,225
Smart Sand, Inc.	117,300	934,881
Tesco Corp. (a)	139,000	562,950
TETRA Technologies, Inc. (a)	408,600	1,642,572
Total Energy Services, Inc.	100,600	1,193,024
		110,733,623

TOTAL ENERGY EQUIPMENT & SERVICES		123,595,024

Gas Utilities - 0.5%
Gas Utilities - 0.5%
Indraprastha Gas Ltd.	942,595	4,773,632
Independent Power and Renewable Electricity Producers - 0.1%
Renewable Electricity - 0.1%
NextEra Energy Partners LP	20,700	807,921
Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp.	108,200	2,030,914
Metals & Mining - 4.4%
Gold - 3.1%
B2Gold Corp. (a)	999,000	2,547,541
Franco-Nevada Corp.	24,200	1,971,602
New Gold, Inc. (a)	2,414,800	7,580,467
Randgold Resources Ltd. sponsored ADR (d)	141,973	13,027,442
Tahoe Resources, Inc.	876,900	3,887,818
		29,014,870
Silver - 1.3%
Wheaton Precious Metals Corp.	599,200	12,535,293

TOTAL METALS & MINING		41,550,163

Oil, Gas & Consumable Fuels - 72.9%
Integrated Oil & Gas - 8.3%
Chevron Corp.	315,300	37,517,547
Exxon Mobil Corp.	28,400	2,365,436
Occidental Petroleum Corp.	213,800	15,072,900
Suncor Energy, Inc.	667,800	23,163,237
		78,119,120
Oil & Gas Exploration & Production - 48.5%
Anadarko Petroleum Corp.	262,900	12,642,861
Cabot Oil & Gas Corp.	554,700	16,058,565
Callon Petroleum Co. (a)	970,500	10,714,320
Centennial Resource Development, Inc.:
Class A (a)	38,300	777,107
Class A (a)(d)	338,800	6,874,252
Cimarex Energy Co.	211,400	24,545,654
Concho Resources, Inc. (a)	170,500	23,846,130
Continental Resources, Inc. (a)	508,600	24,072,038
Devon Energy Corp.	554,500	21,364,885
Diamondback Energy, Inc. (a)	463,300	50,643,323
Encana Corp.	1,864,200	22,064,360
EOG Resources, Inc.	712,600	72,913,233
Extraction Oil & Gas, Inc. (a)(d)	551,185	8,300,846
Jagged Peak Energy, Inc. (d)	65,000	986,700
Marathon Oil Corp.	174,700	2,592,548
Matador Resources Co. (a)	197,700	5,654,220
Murphy Oil Corp.	67,700	1,892,215
Newfield Exploration Co. (a)	535,900	16,575,387
Parsley Energy, Inc. Class A (a)	943,900	25,353,154
PDC Energy, Inc. (a)	135,300	6,217,035
Pioneer Natural Resources Co.	275,000	42,911,000
PrairieSky Royalty Ltd.	8,038	210,334
Range Resources Corp.	80,800	1,456,016
Resolute Energy Corp. (a)(d)	112,757	3,373,689
Ring Energy, Inc. (a)	246,000	3,488,280
RSP Permian, Inc. (a)	693,800	25,483,274
Seven Generations Energy Ltd. (a)	384,400	5,255,835
Viper Energy Partners LP	380,600	7,984,988
WPX Energy, Inc. (a)	894,400	11,332,048
		455,584,297
Oil & Gas Refining & Marketing - 7.9%
Andeavor	113,100	11,928,657
Delek U.S. Holdings, Inc.	679,504	22,573,123
Phillips 66 Co.	346,416	33,796,345
Reliance Industries Ltd.	447,286	6,391,633
		74,689,758
Oil & Gas Storage & Transport - 8.2%
Cheniere Energy, Inc. (a)	310,100	14,984,032
Enterprise Products Partners LP	521,400	12,842,082
GasLog Partners LP	93,200	2,059,720
Gener8 Maritime, Inc. (a)	1,176,326	5,352,283
Golar LNG Ltd. (d)	185,400	4,581,234
Noble Midstream Partners LP	139,437	6,895,160
Noble Midstream Partners LP (e)	43,718	2,161,855
Teekay LNG Partners LP	50,500	911,525
The Williams Companies, Inc.	930,900	27,042,645
		76,830,536

TOTAL OIL, GAS & CONSUMABLE FUELS		685,223,711

TOTAL COMMON STOCKS
(Cost $849,678,392)		935,762,090

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.13% (f)	3,725,136	3,725,881
Fidelity Securities Lending Cash Central Fund 1.13% (f)(g)	12,611,057	12,612,318
TOTAL MONEY MARKET FUNDS
(Cost $16,336,938)		16,338,199
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $866,015,330)		952,100,289
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(11,974,683)
NET ASSETS - 100%		$940,125,606

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,890,666 or 0.6% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,161,855 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,768,393

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,185
Fidelity Securities Lending Cash Central Fund	143,128
Total	$216,313

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$935,762,090	$929,871,424	$--	$5,890,666
Money Market Funds	16,338,199	16,338,199	--	--
Total Investments in Securities:	$952,100,289	$946,209,623	$--	$5,890,666

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Industrials Portfolio

November 30, 2017

CYC-QTLY-0118
1.810678.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Aerospace & Defense - 25.2%
Aerospace & Defense - 25.2%
Astronics Corp. (a)	101,317	$4,203,642
Astronics Corp. Class B (a)	8,732	362,029
Axon Enterprise, Inc. (a)(b)	193,500	4,814,280
Elbit Systems Ltd.	28,100	3,919,950
General Dynamics Corp.	166,997	34,595,099
Huntington Ingalls Industries, Inc.	32,600	7,878,442
Northrop Grumman Corp.	134,300	41,283,820
Raytheon Co.	151,500	28,959,225
Teledyne Technologies, Inc. (a)	92,040	17,141,530
The Boeing Co.	73,700	20,400,160
TransDigm Group, Inc.	31,300	8,882,627
United Technologies Corp.	413,771	50,252,486
		222,693,290
Air Freight & Logistics - 1.6%
Air Freight & Logistics - 1.6%
XPO Logistics, Inc. (a)	183,700	14,517,811
Airlines - 4.0%
Airlines - 4.0%
Alaska Air Group, Inc.	60,200	4,164,034
Allegiant Travel Co.	17,213	2,616,376
Delta Air Lines, Inc.	80,100	4,238,892
Ryanair Holdings PLC sponsored ADR (a)	27,700	3,377,738
Southwest Airlines Co.	331,300	20,099,971
Spirit Airlines, Inc. (a)	14,300	609,609
		35,106,620
Building Products - 3.3%
Building Products - 3.3%
A.O. Smith Corp.	109,978	6,974,805
Fortune Brands Home & Security, Inc.	141,400	9,674,588
Masco Corp.	284,900	12,225,059
		28,874,452
Commercial Services & Supplies - 3.4%
Diversified Support Services - 2.3%
Cintas Corp.	58,400	9,194,496
KAR Auction Services, Inc.	214,700	10,814,439
		20,008,935
Environmental & Facility Services - 1.1%
Waste Connection, Inc. (United States)	144,800	9,966,584

TOTAL COMMERCIAL SERVICES & SUPPLIES		29,975,519

Construction & Engineering - 3.6%
Construction & Engineering - 3.6%
AECOM (a)	279,898	10,496,175
Dycom Industries, Inc. (a)	60,300	6,474,411
Fluor Corp.	132,000	6,390,120
KBR, Inc.	452,100	8,476,875
		31,837,581
Electrical Equipment - 7.5%
Electrical Components & Equipment - 7.2%
Acuity Brands, Inc.	37,000	6,342,540
AMETEK, Inc.	255,154	18,547,144
Eaton Corp. PLC	183,700	14,288,186
Fortive Corp.	325,710	24,314,252
		63,492,122
Heavy Electrical Equipment - 0.3%
TPI Composites, Inc. (a)	162,116	3,070,477

TOTAL ELECTRICAL EQUIPMENT		66,562,599

Household Durables - 0.1%
Homebuilding - 0.1%
Lennar Corp. Class A	11,320	710,670
Industrial Conglomerates - 9.6%
Industrial Conglomerates - 9.6%
3M Co.	9,400	2,285,516
General Electric Co.	1,394,984	25,514,257
Honeywell International, Inc.	297,259	46,360,514
ITT, Inc.	193,900	10,509,380
		84,669,667
Machinery - 24.0%
Agricultural & Farm Machinery - 1.6%
Deere & Co.	94,100	14,101,826
Construction Machinery & Heavy Trucks - 10.0%
Allison Transmission Holdings, Inc.	466,300	19,136,952
Caterpillar, Inc.	327,900	46,283,085
WABCO Holdings, Inc. (a)	109,500	16,364,775
Wabtec Corp. (b)	84,000	6,459,600
		88,244,412
Industrial Machinery - 12.4%
Flowserve Corp.	148,200	6,310,356
Gardner Denver Holdings, Inc.	271,200	8,789,592
IDEX Corp.	90,598	12,282,371
Ingersoll-Rand PLC	189,600	16,612,752
Lincoln Electric Holdings, Inc.	65,500	5,969,670
Nordson Corp.	34,600	4,441,256
Parker Hannifin Corp.	78,800	14,774,212
Pentair PLC	108,335	7,709,119
Rexnord Corp. (a)	195,700	4,876,844
Snap-On, Inc.	126,600	21,449,838
Xylem, Inc.	86,100	5,970,174
		109,186,184

TOTAL MACHINERY		211,532,422

Professional Services - 3.4%
Human Resource & Employment Services - 0.8%
Robert Half International, Inc.	127,700	7,284,008
Research & Consulting Services - 2.6%
Equifax, Inc.	43,400	4,952,808
IHS Markit Ltd. (a)	407,608	18,187,469
		23,140,277

TOTAL PROFESSIONAL SERVICES		30,424,285

Road & Rail - 9.4%
Railroads - 8.0%
CSX Corp.	310,300	17,299,225
Genesee & Wyoming, Inc. Class A (a)	79,200	6,242,544
Norfolk Southern Corp.	157,400	21,820,362
Union Pacific Corp.	201,700	25,515,050
		70,877,181
Trucking - 1.4%
J.B. Hunt Transport Services, Inc.	48,220	5,359,171
Old Dominion Freight Lines, Inc.	51,900	6,707,556
		12,066,727

TOTAL ROAD & RAIL		82,943,908

Specialty Retail - 0.5%
Home Improvement Retail - 0.5%
Lowe's Companies, Inc.	50,000	4,168,500
Trading Companies & Distributors - 3.1%
Trading Companies & Distributors - 3.1%
Bunzl PLC	143,000	4,090,266
MSC Industrial Direct Co., Inc. Class A	42,400	3,818,968
United Rentals, Inc. (a)	39,700	6,331,356
Univar, Inc. (a)	459,100	13,525,086
		27,765,676
Water Utilities - 0.6%
Water Utilities - 0.6%
AquaVenture Holdings Ltd. (a)	365,500	5,603,115
TOTAL COMMON STOCKS
(Cost $650,079,384)		877,386,115

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.13% (c)	12,350,155	12,352,625
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	7,843,964	7,844,748
TOTAL MONEY MARKET FUNDS
(Cost $20,197,373)		20,197,373
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $670,276,757)		897,583,488
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(14,197,193)
NET ASSETS - 100%		$883,386,295

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,791
Fidelity Securities Lending Cash Central Fund	31,536
Total	$76,327

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Environment and Alternative Energy Portfolio

November 30, 2017

ENV-QTLY-0118
1.810704.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Energy Efficiency - 35.8%
Aerospace & Defense - 1.6%
Hexcel Corp.	46,880	$2,906,560
Building Products - 2.2%
Apogee Enterprises, Inc.	81,330	4,068,940
Buildings Energy Efficiency - 5.4%
A.O. Smith Corp.	24,882	1,578,016
Hubbell, Inc. Class B	18,600	2,339,694
Owens Corning	66,940	5,914,149
		9,831,859
Construction & Engineering - 2.0%
Comfort Systems U.S.A., Inc.	86,840	3,729,778
Electrical Components & Equipment - 0.9%
Acuity Brands, Inc.	9,590	1,643,918
Industrial Conglomerates - 2.1%
Carlisle Companies, Inc.	34,135	3,924,501
Industrial Energy Efficiency - 3.6%
EMCOR Group, Inc.	30,628	2,473,824
Minerals Technologies, Inc.	22,490	1,629,401
Regal Beloit Corp.	31,184	2,399,609
		6,502,834
Industrial Machinery - 3.4%
Ingersoll-Rand PLC	71,960	6,305,135
Renewable Energy Developers an - 11.9%
EnerSys	22,080	1,525,507
Honeywell International, Inc.	98,387	15,344,437
Lennox International, Inc.	23,541	4,937,489
		21,807,433
Transport Energy Efficiency - 2.7%
Innospec, Inc.	68,247	4,872,836

TOTAL ENERGY EFFICIENCY		65,593,794

Environmental Support Services - 11.1%
Diversified Environmental - 11.1%
3M Co.	83,472	20,295,383
Food Agriculture & Forestry - 7.6%
Agricultural Products - 0.5%
Bunge Ltd.	14,930	998,966
Paper Packaging - 3.2%
Bemis Co., Inc.	51,060	2,395,735
Sealed Air Corp.	71,350	3,428,368
		5,824,103
Sustainable and Efficient Agri - 3.9%
Deere & Co.	47,138	7,064,101

TOTAL FOOD AGRICULTURE & FORESTRY		13,887,170

Miscellaneous Environmental - 3.6%
Electronic Manufacturing Services - 0.9%
Philips Lighting NV (a)	43,880	1,662,162
Household Appliances - 0.9%
Whirlpool Corp.	9,620	1,621,643
IT Consulting & Other Services - 0.9%
IBM Corp.	10,265	1,580,502
Pharmaceuticals - 0.9%
Johnson & Johnson	12,530	1,745,805

TOTAL MISCELLANEOUS ENVIRONMENTAL		6,610,112

Pollution Control - 6.6%
Life Sciences Tools & Services - 0.9%
PerkinElmer, Inc.	22,710	1,673,273
Pollution Control Solutions - 5.2%
Cummins, Inc.	31,672	5,301,893
Tenneco, Inc.	69,868	4,150,858
		9,452,751
Semiconductor Equipment - 0.5%
Entegris, Inc.	31,820	964,146

TOTAL POLLUTION CONTROL		12,090,170

Renewable & Alternative Energy - 20.4%
Electric Utilities - 1.4%
Enersis SA	2,990,220	582,015
Enersis SA sponsored	210,820	2,070,252
		2,652,267
Electronic Equipment & Instruments - 1.4%
Enel Chile Sa	6,820,772	737,973
Hollysys Automation Technologies Ltd.	70,171	1,741,644
		2,479,617
Electronic Manufacturing Services - 3.1%
TE Connectivity Ltd.	60,620	5,724,953
Heavy Electrical Equipment - 1.4%
Vestas Wind Systems A/S	40,180	2,571,530
Independent Power Producers & Energy Traders - 0.8%
AES Tiete Energia SA	96,640	386,743
Electric Power Development Co. Ltd.	28,740	799,785
Empresa Nacional de Electricidad SA	355,303	289,358
		1,475,886
Oil & Gas Refining & Marketing - 0.6%
Cosan SA Industria e Comercio	94,140	1,030,422
Other Renewables Equipment - 2.4%
Andritz AG	78,932	4,420,761
Paper Packaging - 2.4%
Graphic Packaging Holding Co.	287,210	4,397,185
Renewable Electricity - 0.3%
NHPC Ltd.	1,192,643	524,289
Renewable Energy Developers an - 6.0%
Empresa Nacional de Electricidad SA sponsored ADR	38,590	950,858
ENGIE Brasil Energia SA	216,240	2,340,461
Iberdrola SA	700,450	5,562,517
Portland General Electric Co.	41,661	2,068,052
		10,921,888
Solar Energy Generation Equipm - 0.6%
Energias de Portugal SA	324,383	1,137,055

TOTAL RENEWABLE & ALTERNATIVE ENERGY		37,335,853

Waste Management & Technologies - 6.6%
Agricultural Products - 0.7%
Darling International, Inc. (b)	67,870	1,218,267
Office Services & Supplies - 1.9%
Interface, Inc.	141,203	3,523,015
Recycling and Value Added Wast - 1.6%
Copart, Inc. (b)	67,118	2,896,813
Steel - 1.3%
Steel Dynamics, Inc.	63,360	2,439,360
Trading Companies & Distributors - 1.1%
HD Supply Holdings, Inc. (b)	57,640	2,131,527

TOTAL WASTE MANAGEMENT & TECHNOLOGIES		12,208,982

Water Infrastructure & Technologies - 7.3%
Diversified Water Infrastructu - 4.9%
Danaher Corp.	94,030	8,872,671
Water Infrastructure - 2.4%
Crane Co.	52,327	4,467,156

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		13,339,827

TOTAL COMMON STOCKS
(Cost $143,787,469)		181,361,291

Cash Equivalents - 0.9%
Fidelity Cash Central Fund, 1.13% (c)
(Cost $1,601,234)	1,600,914	1,601,234
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $145,388,703)		182,962,525
NET OTHER ASSETS (LIABILITIES) - 0.1%		145,156
NET ASSETS - 100%		$183,107,681

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,662,162 or 0.9% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,391
Fidelity Securities Lending Cash Central Fund	27,455
Total	$48,846

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$181,361,291	$180,561,506	$799,785	$--
Money Market Funds	1,601,234	1,601,234	--	--
Total Investments in Securities:	$182,962,525	$182,162,740	$799,785	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$485,776
Level 2 to Level 1	$3,349,088

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Discretionary Portfolio

November 30, 2017

CPR-QTLY-0118
1.810692.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	8,800	$695,464
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Delphi Automotive PLC	17,700	1,852,659
Tenneco, Inc.	1,000	59,410
		1,912,069
Automobiles - 2.1%
Automobile Manufacturers - 2.1%
Ferrari NV	12,600	1,368,360
General Motors Co.	7,900	340,411
Tesla, Inc. (a)(b)	39,700	12,261,345
Thor Industries, Inc.	5,900	905,945
		14,876,061
Beverages - 0.9%
Distillers & Vintners - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	25,500	5,548,545
Soft Drinks - 0.1%
Monster Beverage Corp. (a)	10,020	627,953

TOTAL BEVERAGES		6,176,498

Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	31,200	1,346,592
Distributors - 0.8%
Distributors - 0.8%
LKQ Corp. (a)	105,400	4,154,868
Pool Corp.	12,100	1,520,244
		5,675,112
Diversified Consumer Services - 0.5%
Education Services - 0.3%
Grand Canyon Education, Inc. (a)	11,400	1,082,544
New Oriental Education & Technology Group, Inc. sponsored ADR	9,300	789,198
		1,871,742
Specialized Consumer Services - 0.2%
Service Corp. International	10,600	391,670
ServiceMaster Global Holdings, Inc. (a)	23,100	1,129,128
		1,520,798

TOTAL DIVERSIFIED CONSUMER SERVICES		3,392,540

Food & Staples Retailing - 1.2%
Food Distributors - 0.8%
Performance Food Group Co. (a)	200,900	5,956,685
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp.	7,100	1,309,453
Wal-Mart Stores, Inc.	15,300	1,487,619
		2,797,072

TOTAL FOOD & STAPLES RETAILING		8,753,757

Hotels, Restaurants & Leisure - 25.7%
Casinos & Gaming - 4.3%
Caesars Entertainment Corp. (a)	115,900	1,535,675
Churchill Downs, Inc.	10,400	2,444,000
Eldorado Resorts, Inc. (a)	86,600	2,649,960
Las Vegas Sands Corp.	177,352	12,288,720
Melco Crown Entertainment Ltd. sponsored ADR	34,800	908,628
MGM Mirage, Inc.	208,100	7,100,372
Penn National Gaming, Inc. (a)	66,523	1,913,201
Pinnacle Entertainment, Inc. (a)	8,200	251,576
Wynn Resorts Ltd.	10,200	1,612,416
		30,704,548
Hotels, Resorts & Cruise Lines - 8.2%
Bluegreen Corp. (a)(b)	97,800	1,616,634
Carnival Corp.	68,000	4,463,520
Hilton Grand Vacations, Inc.	58,587	2,341,722
Hilton Worldwide Holdings, Inc.	171,700	13,317,052
ILG, Inc.	22,900	643,261
Marriott International, Inc. Class A	89,133	11,319,891
Marriott Vacations Worldwide Corp.	28,588	3,837,939
Royal Caribbean Cruises Ltd.	101,925	12,626,469
Wyndham Worldwide Corp.	79,200	8,901,288
		59,067,776
Leisure Facilities - 1.2%
Cedar Fair LP (depositary unit)	9,900	671,913
Drive Shack, Inc.	18,618	115,059
Vail Resorts, Inc.	35,989	8,103,283
		8,890,255
Restaurants - 12.0%
ARAMARK Holdings Corp.	62,200	2,649,720
Compass Group PLC	17,400	352,741
Darden Restaurants, Inc.	47,000	3,963,040
Del Taco Restaurants, Inc. (a)	27,028	331,904
Domino's Pizza, Inc.	20,000	3,723,200
Dunkin' Brands Group, Inc.	39,000	2,328,300
Jack in the Box, Inc.	27,475	2,843,937
McDonald's Corp.	176,400	30,335,508
Restaurant Brands International, Inc.	61,810	3,838,961
Ruth's Hospitality Group, Inc.	27,028	579,751
Shake Shack, Inc. Class A (a)	22,600	928,860
Starbucks Corp.	395,300	22,856,246
Texas Roadhouse, Inc. Class A	39,700	2,027,479
U.S. Foods Holding Corp. (a)	163,467	4,760,159
Wingstop, Inc. (b)	55,700	2,182,883
Yum! Brands, Inc.	25,800	2,153,526
		85,856,215

TOTAL HOTELS, RESTAURANTS & LEISURE		184,518,794

Household Durables - 1.9%
Consumer Electronics - 0.0%
Roku, Inc. Class A	1,700	74,630
Home Furnishings - 0.1%
Mohawk Industries, Inc. (a)	2,805	792,721
Homebuilding - 1.6%
Cavco Industries, Inc. (a)	4,000	612,600
D.R. Horton, Inc.	109,200	5,569,200
Lennar Corp.:
Class A	57,900	3,634,962
Class B	1,158	59,429
LGI Homes, Inc. (a)	6,500	456,365
TRI Pointe Homes, Inc. (a)	79,000	1,431,480
		11,764,036
Household Appliances - 0.2%
Techtronic Industries Co. Ltd.	191,000	1,104,159

TOTAL HOUSEHOLD DURABLES		13,735,546

Internet & Direct Marketing Retail - 21.6%
Internet & Direct Marketing Retail - 21.6%
Amazon.com, Inc. (a)	95,600	112,497,301
Boohoo.Com PLC (a)	331,000	816,951
Liberty Interactive Corp. QVC Group Series A (a)	150,810	3,679,764
Netflix, Inc. (a)	94,579	17,741,129
Priceline Group, Inc. (a)	11,342	19,731,791
Wayfair LLC Class A (a)	2,600	181,974
YOOX SpA (a)	9,200	301,133
		154,950,043
Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
2U, Inc. (a)	15,200	974,320
Alphabet, Inc. Class A (a)	3,800	3,937,446
CarGurus, Inc. Class A	1,100	32,428
Facebook, Inc. Class A (a)	11,200	1,984,416
		6,928,610
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Global Payments, Inc.	10,800	1,086,048
PayPal Holdings, Inc. (a)	25,400	1,923,542
		3,009,590
Leisure Products - 0.6%
Leisure Products - 0.6%
Mattel, Inc. (b)	232,800	4,248,600
Media - 14.4%
Broadcasting - 0.1%
CBS Corp. Class B	16,500	924,990
Cable & Satellite - 8.6%
Charter Communications, Inc. Class A (a)	98,969	32,284,677
Comcast Corp. Class A	697,247	26,174,652
DISH Network Corp. Class A (a)	21,800	1,104,170
Naspers Ltd. Class N	7,700	2,070,388
		61,633,887
Movies & Entertainment - 5.7%
Cinemark Holdings, Inc.	69,281	2,501,737
Liberty Media Corp. Liberty Formula One Group Series C (a)	20,200	735,280
Lions Gate Entertainment Corp. Class B	3,400	105,536
Live Nation Entertainment, Inc. (a)	7,600	344,888
The Walt Disney Co.	311,547	32,656,357
Time Warner, Inc.	44,800	4,099,648
Twenty-First Century Fox, Inc. Class A	11,500	367,310
		40,810,756

TOTAL MEDIA		103,369,633

Multiline Retail - 4.1%
General Merchandise Stores - 4.1%
B&M European Value Retail S.A.	243,668	1,258,500
Dollar General Corp.	25,700	2,263,656
Dollar Tree, Inc. (a)	246,621	25,342,774
Ollie's Bargain Outlet Holdings, Inc. (a)	7,300	346,385
		29,211,315
Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	2,800	349,524
Real Estate Management & Development - 0.0%
Real Estate Services - 0.0%
Redfin Corp. (b)	7,200	164,016
Software - 0.1%
Application Software - 0.1%
Adobe Systems, Inc. (a)	3,100	562,557
Home Entertainment Software - 0.0%
Activision Blizzard, Inc.	8,500	530,400

TOTAL SOFTWARE		1,092,957

Specialty Retail - 18.5%
Apparel Retail - 4.9%
Burlington Stores, Inc. (a)	60,000	6,382,200
Inditex SA	32,420	1,146,793
L Brands, Inc.	7,125	399,499
Ross Stores, Inc.	185,780	14,124,853
The Children's Place Retail Stores, Inc.	5,900	784,110
TJX Companies, Inc.	167,509	12,655,305
		35,492,760
Automotive Retail - 2.3%
AutoZone, Inc. (a)	9,900	6,798,924
O'Reilly Automotive, Inc. (a)	39,498	9,329,823
		16,128,747
Home Improvement Retail - 10.8%
Floor & Decor Holdings, Inc. Class A	14,700	596,673
Home Depot, Inc.	334,100	60,077,862
Lowe's Companies, Inc.	205,800	17,157,546
		77,832,081
Specialty Stores - 0.5%
Tiffany & Co., Inc.	5,900	557,550
Ulta Beauty, Inc.	12,100	2,682,691
		3,240,241

TOTAL SPECIALTY RETAIL		132,693,829

Technology Hardware, Storage & Peripherals - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	18,000	3,093,300
Textiles, Apparel & Luxury Goods - 4.8%
Apparel, Accessories & Luxury Goods - 2.3%
adidas AG	7,053	1,470,775
Canada Goose Holdings, Inc.	26,600	717,704
Carter's, Inc.	22,800	2,469,696
G-III Apparel Group Ltd. (a)	29,800	917,840
Kering SA	1,700	754,232
LVMH Moet Hennessy - Louis Vuitton SA (b)	7,206	2,099,191
PVH Corp.	48,200	6,485,310
Tapestry, Inc.	32,900	1,371,601
		16,286,349
Footwear - 2.5%
NIKE, Inc. Class B	301,150	18,195,483

TOTAL TEXTILES, APPAREL & LUXURY GOODS		34,481,832

TOTAL COMMON STOCKS
(Cost $525,510,235)		714,675,682

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.13% (c)	3,523,052	3,523,756
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	21,246,565	21,248,690
TOTAL MONEY MARKET FUNDS
(Cost $24,772,162)		24,772,446
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $550,282,397)		739,448,128
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(21,907,623)
NET ASSETS - 100%		$717,540,505

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,339
Fidelity Securities Lending Cash Central Fund	149,771
Total	$174,110

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$714,675,682	$711,429,698	$3,245,984	$--
Money Market Funds	24,772,446	24,772,446	--	--
Total Investments in Securities:	$739,448,128	$736,202,144	$3,245,984	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Communications Equipment Portfolio

November 30, 2017

DEV-QTLY-0118
1.810680.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Communications Equipment - 85.4%
Communications Equipment - 85.4%
ADTRAN, Inc.	131,719	$3,042,709
ADVA Optical Networking SE (a)(b)	22,283	161,839
Arista Networks, Inc. (a)	15,600	3,636,672
Arris International PLC (a)	114,355	3,427,219
Calix Networks, Inc. (a)	253,721	1,674,559
Ciena Corp. (a)	20,300	441,525
Cisco Systems, Inc.	1,207,599	45,043,444
CommScope Holding Co., Inc. (a)	339,571	12,221,160
Comtech Telecommunications Corp.	20,700	448,569
EchoStar Holding Corp. Class A (a)	26,700	1,597,995
F5 Networks, Inc. (a)	75,735	10,163,637
Finisar Corp. (a)	203,900	4,080,039
Harris Corp.	92,900	13,424,050
Infinera Corp. (a)	240,514	1,741,321
InterDigital, Inc.	40,400	3,074,440
Juniper Networks, Inc.	324,112	8,997,349
Lumentum Holdings, Inc. (a)(b)	58,220	3,146,791
Mitel Networks Corp. (a)	310,000	2,424,200
Motorola Solutions, Inc.	37,359	3,515,855
NETGEAR, Inc. (a)	28,750	1,480,625
NetScout Systems, Inc. (a)	69,600	2,161,080
Nokia Corp. sponsored ADR	2,414,903	12,098,664
Oclaro, Inc. (a)(b)	144,800	1,030,976
Palo Alto Networks, Inc. (a)	39,100	5,698,825
Plantronics, Inc.	28,734	1,503,363
Radware Ltd. (a)	40,191	813,466
Sonus Networks, Inc. (a)	261,760	2,033,875
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	1,372,180	8,576,125
ViaSat, Inc. (a)(b)	6,700	497,408
Viavi Solutions, Inc. (a)	384,000	3,598,080
		161,755,860
Diversified Financial Services - 0.7%
Other Diversified Financial Services - 0.7%
Quantenna Communications, Inc. (a)	102,000	1,247,460
Electronic Equipment & Components - 2.3%
Electronic Manufacturing Services - 1.4%
Fabrinet	30,900	986,019
Jabil, Inc.	38,400	1,107,840
TE Connectivity Ltd.	5,600	528,864
		2,622,723
Technology Distributors - 0.9%
CDW Corp.	16,000	1,120,160
Dell Technologies, Inc. (a)	8,759	685,304
		1,805,464

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		4,428,187

Internet Software & Services - 2.1%
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	4,700	262,166
Alphabet, Inc.:
Class A (a)	1,630	1,688,957
Class C (a)	1,405	1,435,081
LogMeIn, Inc.	4,508	536,452
		3,922,656
IT Services - 1.4%
Data Processing & Outsourced Services - 0.3%
WNS Holdings Ltd. sponsored ADR (a)	12,700	522,351
IT Consulting & Other Services - 1.1%
Amdocs Ltd.	7,200	470,088
Cognizant Technology Solutions Corp. Class A	9,350	675,818
Presidio, Inc.	68,300	1,054,552
		2,200,458

TOTAL IT SERVICES		2,722,809

Semiconductors & Semiconductor Equipment - 4.2%
Semiconductors - 4.2%
Acacia Communications, Inc. (a)(b)	62,710	2,425,623
Broadcom Ltd.	2,923	812,419
Maxim Integrated Products, Inc.	20,300	1,062,299
ON Semiconductor Corp. (a)	35,200	706,816
Qualcomm, Inc.	45,719	3,032,998
		8,040,155
Software - 1.6%
Application Software - 0.3%
Citrix Systems, Inc. (a)	7,100	622,173
SailPoint Technologies Holding, Inc. (a)	1,100	16,170
		638,343
Systems Software - 1.3%
Check Point Software Technologies Ltd. (a)	13,500	1,407,915
Oracle Corp.	20,700	1,015,542
		2,423,457

TOTAL SOFTWARE		3,061,800

Technology Hardware, Storage & Peripherals - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
HP, Inc.	48,211	1,034,126
Samsung Electronics Co. Ltd.	371	866,293
		1,900,419
TOTAL COMMON STOCKS
(Cost $144,685,631)		187,079,346

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 1.13% (c)	465,051	465,144
Fidelity Securities Lending Cash Central Fund 1.13% (c)(d)	13,502,995	13,504,345
TOTAL MONEY MARKET FUNDS
(Cost $13,969,489)		13,969,489
TOTAL INVESTMENT IN SECURITIES - 106.1%
(Cost $158,655,120)		201,048,835
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(11,604,826)
NET ASSETS - 100%		$189,444,009

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,134
Fidelity Securities Lending Cash Central Fund	153,303
Total	$164,437

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Wireless Portfolio

November 30, 2017

WIR-QTLY-0118
1.810702.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Communications Equipment - 4.3%
Communications Equipment - 4.3%
CommScope Holding Co., Inc. (a)	71,200	$2,562,488
Harris Corp.	22,600	3,265,700
Motorola Solutions, Inc.	12,168	1,145,130
NETGEAR, Inc. (a)	18,300	942,450
Nokia Corp. sponsored ADR	126,800	635,268
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	538,700	3,366,875
ViaSat, Inc. (a)	1	74
		11,917,985
Diversified Financial Services - 0.8%
Other Diversified Financial Services - 0.8%
Quantenna Communications, Inc. (a)	179,700	2,197,731
Diversified Telecommunication Services - 26.3%
Alternative Carriers - 1.1%
Iliad SA	3,592	840,326
Iridium Communications, Inc. (a)(b)	149,000	1,840,150
ORBCOMM, Inc. (a)	37,000	398,120
		3,078,596
Integrated Telecommunication Services - 25.2%
AT&T, Inc.	364,200	13,249,596
BCE, Inc.	96,500	4,617,998
BT Group PLC sponsored ADR (b)	313,000	5,536,970
Chunghwa Telecom Co. Ltd. sponsored ADR (b)	51,800	1,797,978
Deutsche Telekom AG	135,800	2,425,182
Euskaltel, S.A. (b)(c)	367,900	3,265,806
Masmovil Ibercom SA (a)(b)	106,758	9,783,020
Nippon Telegraph & Telephone Corp. sponsored ADR	131,900	6,866,714
Orange SA	298,400	5,135,249
TDC A/S	378,998	2,306,802
Telecom Italia SpA (a)	3,729,500	3,120,608
Telecom Italia SpA sponsored ADR (a)	25,400	210,312
Telefonica Deutschland Holding AG	161,249	766,939
Telefonica SA sponsored ADR (b)	517,197	5,285,753
Verizon Communications, Inc.	89,201	4,539,439
		68,908,366

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		71,986,962

Equity Real Estate Investment Trusts (REITs) - 6.3%
Specialized REITs - 6.3%
American Tower Corp.	89,992	12,952,549
Crown Castle International Corp.	1	113
SBA Communications Corp. Class A (a)	25,000	4,243,750
		17,196,412
Internet Software & Services - 1.7%
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	28,000	1,561,840
Alphabet, Inc. Class C (a)	2,952	3,015,202
		4,577,042
Media - 5.5%
Cable & Satellite - 5.5%
Altice NV:
Class A (a)	18,320	144,657
Class B (a)	12,097	95,303
Liberty Global PLC Class A (a)	375,000	11,910,000
Telenet Group Holding NV (a)	42,279	2,953,432
		15,103,392
Semiconductors & Semiconductor Equipment - 13.9%
Semiconductors - 13.9%
Marvell Technology Group Ltd.	131,900	2,946,646
Qorvo, Inc. (a)	64,925	4,971,957
Qualcomm, Inc.	391,650	25,982,061
Skyworks Solutions, Inc.	31,100	3,257,414
STMicroelectronics NV (NY Shares) unit	33,500	757,770
		37,915,848
Software - 1.0%
Application Software - 1.0%
RingCentral, Inc. (a)	55,900	2,635,685
Technology Hardware, Storage & Peripherals - 21.1%
Technology Hardware, Storage & Peripherals - 21.1%
Apple, Inc.	305,505	52,501,034
BlackBerry Ltd. (a)	81,801	882,587
Samsung Electronics Co. Ltd.	1,899	4,434,203
		57,817,824
Wireless Telecommunication Services - 14.0%
Wireless Telecommunication Services - 14.0%
China Mobile Ltd. sponsored ADR (b)	137,700	7,000,668
Millicom International Cellular SA	25,900	1,687,385
NTT DOCOMO, Inc. sponsored ADR	1,400	36,078
Rogers Communications, Inc. Class B (non-vtg.)	6,900	358,117
Spok Holdings, Inc.	1	18
Sprint Corp. (a)	32	192
T-Mobile U.S., Inc. (a)	231,675	14,148,392
Telephone & Data Systems, Inc.	27,614	764,632
U.S. Cellular Corp. (a)	5,800	219,472
Vodafone Group PLC sponsored ADR	454,081	13,976,613
		38,191,567
TOTAL COMMON STOCKS
(Cost $201,215,306)		259,540,448

Nonconvertible Preferred Stocks - 2.4%
Diversified Telecommunication Services - 1.4%
Integrated Telecommunication Services - 1.4%
Telefonica Brasil SA	255,400	3,704,468
Wireless Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
TIM Participacoes SA sponsored ADR	156,500	2,807,610
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,820,882)		6,512,078

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.13% (d)	3,635,298	3,636,025
Fidelity Securities Lending Cash Central Fund 1.13% (d)(e)	4,285,630	4,286,058
TOTAL MONEY MARKET FUNDS
(Cost $7,922,083)		7,922,083
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $214,958,271)		273,974,609
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(525,240)
NET ASSETS - 100%		$273,449,369

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,265,806 or 1.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,961
Fidelity Securities Lending Cash Central Fund	78,382
Total	$105,343

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$259,540,448	$248,859,409	$10,681,039	$--
Nonconvertible Preferred Stocks	6,512,078	6,512,078	--	--
Money Market Funds	7,922,083	7,922,083	--	--
Total Investments in Securities:	$273,974,609	$263,293,570	$10,681,039	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$3,150,787

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018